     As filed with the Securities and Exchange Commission on March 30, 1998


                                                               File No. 33-81574
                                                               File No. 811-8620
--------------------------------------------------------------------------------


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 7


                                       and


        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 10






                               THE MILESTONE FUNDS
                         (Formerly LEARNING ASSETS(TM))
             (Exact Name of Registrant as Specified in its Charter)


                One Executive Boulevard, Yonkers, New York 10701
                     (Address of Principal Executive Office)


        Registrant's Telephone Number, including Area Code: 800-941-6453

 -------------------------------------------------------------------------------

                               Timothy J. Overzat
                              90 Washington Street
                            New York, New York 10286
                     (Name and Address of Agent for Service)

                          Copies of Communications to:
                           Susan Penry-Williams, Esq.
                       Kramer, Levin, Naftalis, & Frankel

                                919 Third Avenue
                            New York, New York 10019

 -------------------------------------------------------------------------------

             It is proposed that this filing will become effective:


_X_      immediately upon filing pursuant to Rule 485, paragraph (b)

___      on [ date ]  pursuant to Rule 485, paragraph (b)

___      60 days after filing pursuant to Rule 485, paragraph (a)(i)

___      on [ date ] pursuant to Rule 485, paragraph (a)(i)

___      75 days after filing pursuant to Rule 485, paragraph (a)(ii)

___      on [ date ] pursuant to Rule 485, paragraph (a)(ii)

___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment


Registrant has registered an indefinite number of shares of beneficial interest under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. Accordingly, no fee is payable herewith. A Rule 24f-2 Notice for the Registrant's fiscal year ended November 30, 1997 was filed with the Commission on February 25, 1998.

                              CROSS REFERENCE SHEET
                          (as required by Rule 404 (c))

                                     PART A

Form N-1A                                                        Location in Prospectus
Item No.                                                         (Caption)
----------                                                       -------------------------------------------
Item 1.      Cover Page                                          Cover Page

Item 2.      Synopsis                                            Expenses of Investing in the Portfolio


Item 3.      Condensed Financial Information                     Financial Highlights


Item 4.      General Description of Registrant                   Prospectus Summary; Investment Objective
                                                                 and Policies; Other Information

Item 5.      Management of the Fund                              Prospectus Summary; Management of the
                                                                 Trust


Item 5A.     Management's Discussion of Fund Performance         Not Applicable

Item 6.      Capital Stock and Other Securities                  Investment Objective and Policies;
                                                                 Dividends and Tax Matters; Other
                                                                 Information

Item 7.      Purchase of Securities Being Offered                How to Invest in the Portfolio; Other
                                                                 Information; Management of the Trust


Item 8.      Redemption or Repurchase                            How to Invest in the Portfolio; How to
                                                                 Redeem Shares of the Portfolio


Item 9.      Pending Legal Proceedings                           Not Applicable

                              CROSS REFERENCE SHEET

                          (as required by Rule 404 (c))

                                     PART B

Form N-1A                                                                   Location in Statement
                                                                           of Additional Information
Item No.                                                                          (Caption)
----------                                                        -------------------------------------------
Item 10.      Cover Page                                          Cover Page

Item 11.      Table of Contents                                   Cover Page

Item 12.      General Information and History                     Other Information

Item 13.      Investment Objectives and Policies                  Investment Policies; Investment
                                                                  Limitations

Item 14.      Management of the Fund                              Management

Item 15.      Control Persons and Principal Holders of            Management; Other Information
              Securities

Item 16.      Investment Advisory and Other Services              Management

Item 17.      Brokerage Allocation and Other Practices            Portfolio Transactions

Item 18.      Capital Stock and Other Securities                  Determination of Net Asset Value

Item 19.      Purchase, Redemption and Pricing of Securities      Determination of Net Asset Value;
              Being Offered                                       Additional Purchase and Redemptions
                                                                  Information

Item 20.      Tax Status                                          Taxation

Item 21.      Underwriters                                        Management

Item 22.      Calculation of Performance Data                     Advertising

Item 23.      Financial Statements                                Other Information


                            ----------------------

                            ----------------------
                                     THE
                                  MILESTONE
                                    FUNDS

                             THE MILESTONE FUNDS
                        TREASURY OBLIGATIONS PORTFOLIO

                                   ADVISER
                      Milestone Capital Management, L.P.

                              ------------------

                                PRIMARY DEALER
                           Bear, Stearns & Co. Inc.
                                  PROSPECTUS
                                MARCH 30, 1998
                             INSTITUTIONAL CLASS

                            ----------------------

                            ----------------------
                                     THE
                                  MILESTONE
                                    FUNDS

                             THE MILESTONE FUNDS
                        TREASURY OBLIGATIONS PORTFOLIO
                             INSTITUTIONAL SHARES
               One Executive Boulevard, Yonkers, New York 10701
                                (800) 941-MILE

This Prospectus offers Institutional Shares of the Treasury Obligations Portfolio (the 'Portfolio'), a diversified, no-load money market portfolio of The Milestone Funds (the 'Trust'), an open-end investment management company. The Portfolio seeks to provide its shareholders with the maximum current income that is consistent with the preservation of capital and the maintenance of liquidity. Milestone Capital Management, L.P. serves as the Portfolio's investment adviser.

    TREASURY OBLIGATIONS PORTFOLIO invests only in short-term obligations of the U.S. Treasury and repurchase agreements fully collateralized by obligations of the U.S. Treasury.

This Prospectus provides you with information about the Trust and the Portfolio which you should know before investing in shares of the Portfolio. A Statement of Additional Information, dated March 30,1998, has been filed with the Securities and Exchange Commission ('SEC') and is available free of charge by contacting The Milestone Funds, One Executive Boulevard, Yonkers, New York 10701, or by calling (800) 941-MILE (6453). This information contained in the Statement of Additional Information, as amended from time to time, is incorporated by reference into this prospectus.

INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE.

AN INVESTMENT IN THE PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

SHARES OF THE PORTFOLIO ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                             TABLE OF CONTENTS
                                                PAGE                                                   PAGE
                                                ----                                                   ----
Prospectus Summary..............................   2   Management of the Trust.........................   7
Expenses of Investing in the Portfolio..........   3   How to Invest in the Portfolio..................  10
Financial Highlights............................   4   How to Redeem Shares of the Portfolio...........  11
Investment Objective and Policies...............   4   Dividends and Tax Matters.......................  12
Risk Considerations.............................   6   Other Information...............................  13
Additional Investment Policies and Practices....   6

                               PROSPECTUS SUMMARY

PORTFOLIO HIGHLIGHTS


INSTITUTIONAL SHARES. This prospectus offers Institutional Shares of the Treasury Obligations Portfolio. The Treasury Obligations Portfolio (the 'Portfolio') is a money market fund that invests only in U.S. Treasury obligations and repurchase agreements fully collateralized by U.S. Treasury obligations. Institutional Shares are designed for institutional investors as a convenient investment vehicle for short-term funds. The Portfolio also offers Investor Shares, Service Shares, Financial Shares and Premium Shares by separate prospectuses which are subject to different expenses that affect their performance. For information about these shares, speak to your sales representative or call (800) 941-MILE. See 'Other Information'.



MANAGEMENT. The Portfolio's investment adviser is Milestone Capital Management, L.P. (the 'Adviser'), One Executive Boulevard, Yonkers, New York 10701. See 'Management of the Trust'.



ADMINISTRATION, UNDERWRITING AND SHAREHOLDER SERVICING. The administrator of the Trust is The Bank of New York, 90 Washington Street, New York, New York 10286. Bear, Stearns & Co. Inc. ('Bear Stearns'), 245 Park Avenue, New York, New York 10167, is the primary dealer of the Trust's shares and, under a separate agreement with the Adviser, services the accounts of those shareholders of the Trust who purchase their shares through Bear Stearns. CW Fund Distributors, Inc., P. O. Box 5354, Cincinnati, Ohio 45201-5354, serves as statutory underwriter of the Trust's shares. See 'Management of the Trust'.



PURCHASES AND REDEMPTIONS. Investors may purchase and redeem shares of beneficial interest in the Portfolio without any sales loads or other charges any day the New York Stock Exchange and the Federal Reserve Bank of New York are

open ('Fund Business Day') between the hours of 8:30 a.m. and 7:00 p.m. (Eastern
Time). To allow the Adviser to manage the Portfolio most effectively, investors are encouraged to execute as many trades as possible before 2:30 p.m. If Countrywide Fund Services, Inc. (the 'Transfer Agent') receives a firm indication of the approximate size of a purchase by 2:30 p.m. (Eastern Time) and the completed purchase order by 4:30 p.m., the shares purchased will earn dividends on the same day. If the Transfer Agent receives a firm indication of the approximate size of a redemption by 2:30 p.m. (Eastern

Time), and the completed redemption order by 4:30 p.m., redemption proceeds will ordinarily be wired that day, and the investor will not receive that day's dividends. The minimum initial investment is $10,000,000. The Trust and Transfer Agent each reserves the right to waive this minimum initial investment limitation. There is no minimum subsequent investment. See 'How To Invest In The Portfolio' and 'How To Redeem Shares Of The Portfolio'.


DIVIDENDS. Dividends of net investment income are declared daily and paid monthly by the Portfolio and are reinvested in Portfolio shares unless the shareholder has elected cash distributions. See 'Dividends and Tax Matters'.

                     EXPENSES OF INVESTING IN THE PORTFOLIO

The purpose of the following table is to assist an investor in understanding the various costs and expenses that a shareholder of the Trust will bear, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES:

Maximum Sales Load Imposed on Purchases..............................................   None
Maximum Sales Load Imposed on Reinvested Dividends...................................   None
Deferred Sales Load..................................................................   None
Redemption Fees......................................................................   None
Exchange Fees........................................................................   None

ANNUAL PORTFOLIO OPERATING EXPENSES (as a percentage of average annual net assets):

Advisory Fees........................................................................   0.10%
12b-1 Fees...........................................................................   None
Shareholder Servicing Fees...........................................................   0.05%*
Other Expenses.......................................................................   0.05%
                                                                                        ------

Total Operating Expenses.............................................................   0.20%

* Under the Shareholder Servicing Plan, the Institutional Shares may incur expenses up to .10% of the average daily net assets attributable to such shares. For the current fiscal year, the Adviser has agreed to waive up to 100% of the shareholder servicing fee in order to limit the total expenses of the Institutional Shares to .20%. This voluntary limitation may be terminated at any time subject to shareholders receiving 30 days notice of such change.

For a further description of the various expenses incurred in the operation of the Portfolio, see 'Management of the Trust'.

EXAMPLE

You would pay the following expenses on a $1,000 investment in
Institutional Shares of the Portfolio, assuming a 5% annual return      1 Year    3 Years    5 Years    10 Years
and redemption at the end of each period:............................     $2        $6         $11        $26

This example is based on the fees listed in the table and assumes the reinvestment of dividends. The example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown.

                              FINANCIAL HIGHLIGHTS


The following financial highlights of the Portfolio's Institutional Shares have been audited by Deloitte & Touche, LLP, independent certified public accountants, for the year ended November 30, 1997 and McGladrey & Pullen, LLP, independent certified public accountants, for the year ended November 30, 1996 and for the period June 20, 1995 through November 30, 1995. The financial statements and independent accountant's report thereon of the Portfolio are incorporated into the Statement of Additional Information.



                                                                                  FOR THE PERIOD
                                    FOR THE YEAR           FOR THE YEAR           JUNE 20, 1995*
                                        ENDED                 ENDED                  THROUGH
                                  NOVEMBER 30, 1997     NOVEMBER 30, 1996       NOVEMBER 30, 1995
                                  -----------------    --------------------    --------------------
Per share operating performance
  for a share outstanding
  throughout the period
Beginning net asset value per
  share........................      $      1.00             $   1.00                $   1.00
                                  -----------------       -----------             -----------
Net investment income..........            0.053                0.052                   0.026
Dividends from net investment
  income.......................           (0.053)              (0.052)                 (0.026)
                                  -----------------       -----------             -----------
Ending net asset value per
  share........................      $      1.00             $   1.00                $   1.00
                                  -----------------       -----------             -----------
                                  -----------------       -----------             -----------
Total return...................             5.46%                5.37%                   5.76%(a)
Ratios/supplemental data
       Ratios to average net
         assets:
       Expenses (b)............             0.20%                0.20%                   0.20%(a)
       Net investment income...             5.32%                5.21%                   5.69%(a)
Net assets at the end of period
  (000's omitted)..............      $ 1,183,905             $897,173                $229,159


------------------
(a) Annualized

(b) Net of advisory, shareholder servicing, and administration fees waived and expenses reimbursed of 0.01%, 0.02% and 0.17%, respectively.


  * Commencement of operations

                       INVESTMENT OBJECTIVE AND POLICIES

INVESTMENT OBJECTIVE

The Portfolio seeks to provide investors with maximum current income consistent with the preservation of capital and the maintenance of liquidity. As with any mutual fund, there is no assurance that the Portfolio will achieve this goal.

INVESTMENT POLICIES

The Portfolio invests ONLY in U.S. Treasury obligations and repurchase agreements fully collateralized by U.S. Treasury obligations. The Portfolio may purchase U.S. Treasury obligations on a when-issued or forward commitment basis. The Portfolio will maintain an average maturity, computed on a dollar-weighted basis, of 90 days or less.

The following permissible investments and investment restrictions are fundamental investment policies of the Portfolio that may not be changed without shareholder approval:

PERMISSIBLE INVESTMENTS.

The Portfolio seeks to achieve its investment objective by investing ONLY in:

      U.S. Treasury obligations maturing in 397 days or less. U.S. Treasury obligations are securities issued by the United States Treasury, such as Treasury bills, notes and bonds, that are fully guaranteed as to payment of principal and interest by the United States Government.

      Repurchase agreements fully collateralized by U.S. Treasury obligations. Repurchase agreements are transactions in which the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally one-to-seven days later. The resale price reflects a market rate of interest that is not related to the coupon rate or maturity of the purchased security. The Portfolio enters into repurchase agreements ONLY WITH PRIMARY DEALERS designated by the Federal Reserve Bank of New York which the Adviser believes present minimal credit risks in accordance with guidelines established by the Board of Trustees of the Trust (the 'Board'). The Adviser monitors the credit-worthiness of sellers under the Board's general supervision. If a seller defaults on its repurchase obligation, however, the Portfolio might suffer a loss.

The Portfolio may invest in U.S. Treasury obligations or repurchase agreements without limit. Although the Portfolio intends to be fully invested in these instruments, it may hold a de minimis amount of cash for a short period prior to investment or payment of the proceeds of redemption.


In the future, the Portfolio may attempt to achieve its investment objectives by holding, as its only investment securities, the securities of another investment company having identical investment objectives and policies as the Portfolio in accordance with the provisions of the Investment Company Act of 1940 or any orders, rules or regulations thereunder adopted by the Securities and Exchange Commission.

INVESTMENT RESTRICTIONS.

The Portfolio WILL NOT:

      1. Invest in structured notes or instruments commonly known as derivatives;

      2. Invest in variable, adjustable or floating rate instruments of any kind;

      3. Enter into reverse repurchase agreements;

      4. Invest in securities issued by agencies or instrumentalities of the United States Government, such as the Federal National Mortgage Association ('FNMA'), Government National Mortgage Association ('GNMA'), Federal Home Loan Mortgage Corp. ('Freddie Mac'), or the Small Business Administration ('SBA'); or,

      5. Invest in zero coupon bonds.

The Portfolio will make no investment unless the Adviser first determines that it is eligible for purchase and presents minimal credit risks, pursuant to procedures adopted by the Board. The Portfolio's investments are subject to the restrictions imposed by Rule 2a-7 under the Investment Company Act of 1940.

                              RISK CONSIDERATIONS

Although the Portfolio invests in short-term Treasury obligations, an investment in the Portfolio is subject to risk even if all securities in the Portfolio's portfolio are paid in full at maturity. All money market instruments, including U.S. Treasury obligations, can change in value in response to changes in interest rates, and a major change in rates could cause the share price to change. While U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government, an investment in the Portfolio is neither insured nor guaranteed by the U.S. Government or any other party. Thus, while the Portfolio seeks to maintain a stable net asset value of $1.00 per share, there is no assurance that it will do so. For a discussion of the risks associated with particular investment practices of the Portfolio, see 'Additional Investment Policies and Practices'.

                  ADDITIONAL INVESTMENT POLICIES AND PRACTICES

THE PORTFOLIO MAY NOT CHANGE ITS INVESTMENT OBJECTIVE OR ANY INVESTMENT POLICY

DESIGNATED AS FUNDAMENTAL WITHOUT SHAREHOLDER APPROVAL. Investment policies or practices of the Portfolio that are not designated as fundamental may be changed by the Board without shareholder approval, following notice to shareholders. The Portfolio's additional fundamental and nonfundamental investment policies are described further below and in the Statement of Additional Information.

BORROWING. As a fundamental investment policy, the Portfolio may only borrow money for temporary or emergency purposes (not for leveraging or investment), including the meeting of redemption requests, in amounts up to 33 1/3% of the Portfolio's total assets. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, the Portfolio might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. As a nonfundamental investment policy, the Portfolio may not purchase securities for investment while any borrowing equaling 5% or more of the Portfolio's total assets is outstanding.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Portfolio may purchase new issues of U.S. Treasury Obligations on a 'when-issued' basis or existing issues of U.S. Treasury obligations on a 'delayed delivery' basis. The Portfolio would enter into these forward commitments to obtain securities at prices that might not be available in the future. The price is fixed when the commitment is made, but the securities are delivered on a future date beyond the customary settlement time and paid for upon delivery. The Portfolio assumes the risk that the value of the securities on the delivery date may be more or less than the purchase price. Failure by the other party to deliver a security purchased by the Portfolio may result in a loss or a missed opportunity to make an alternative investment. Commitments for when-issued or delayed delivery transactions will be entered into only when the Portfolio intends to acquire the securities. Although there is no limit on the amount of these commitments that the Portfolio may make, under normal circumstances it will not commit more than 30% of its total assets to such purchases.

ILLIQUID SECURITIES. The Portfolio may invest no more than 10% of its net assets in securities that at the time of purchase are illiquid, including repurchase agreements having a maturity of more than seven days and not entitling the holder to payment of principal within seven days. In addition, the Portfolio will not invest in repurchase agreements having a maturity in excess of one year. Under the supervision of, and pursuant to guidelines established by, the Board, the Adviser determines and monitors the liquidity of portfolio securities. The Portfolio will not purchase a security if, as a result, more than 10% of its net assets would be invested in illiquid securities. If a security becomes illiquid and, as a result, more than 10% of the Portfolio's net assets are invested in illiquid securities, the Adviser will take reasonable steps to reduce the Portfolio's holdings of illiquid securities to 10% or less of its net assets.

TEMPORARY DEFENSIVE POSITIONS. Under abnormal market or economic conditions, the

Portfolio temporarily may hold up to 100% of its investable assets in cash.

                            MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

The business of the Trust and the Portfolio is managed under the direction of the Board of Trustees. The Board formulates the general policies of the Portfolio and meets regularly to review the Portfolio's performance, monitor its investment activities and practices, and review other matters affecting the Portfolio and the Trust. Additional information regarding the Trustees, as well as the Company's executive officers, may be found in the Statement of Additional Information under the heading 'Management--Trustees and Officers'.

THE ADVISER

Milestone Capital Management, L.P. (the 'Adviser') serves as investment adviser to the Portfolio pursuant to an investment advisory agreement with the Trust. Subject to the general control of the Board, the Adviser continually manages the Portfolio, including the purchase, retention and disposition of its securities and other assets. The Adviser is a limited partnership organized under the laws of the State of New York on August 1, 1994, and is a registered investment adviser under the Investment Advisers Act of 1940. The General Partner of the Adviser is Milestone Capital Management Corp., a New York corporation.

Janet Tiebout Hanson is President and Chief Executive Officer of the Adviser. Ms. Hanson is also President and Chief Executive Officer of Milestone Capital Management Corp., in which she holds the controlling interest. She is a former vice-president of Goldman, Sachs & Co., a leading investment banking firm. During her fourteen year tenure with Goldman Sachs, Ms. Hanson held significant sales, marketing, and management positions in both the Fixed Income and Asset Management Divisions, including co-manager of Money Market Sales in New York. Ms. Hanson was responsible for developing many of the firm's key relationships with major institutional investors. In addition, she was instrumental in raising assets for Goldman Sachs Asset Management's money market and bond mutual funds. Ms. Hanson holds a BA in government from Wheaton College in Massachusetts and an MBA in finance from Columbia University.

Marc H. Pfeffer is Chief Investment Officer of the Adviser. He is primarily responsible for the day-to-day management of the Treasury Obligations Portfolio and heads the Adviser's portfolio management and research team. Before joining the Adviser, Mr. Pfeffer was with Goldman, Sachs & Co. for eight years. As a vice-president and portfolio manager of Goldman Sachs' Asset Management, he was responsible for managing six institutional money market portfolios which grew to over $3 billion in total assets as of November 1994. Mr. Pfeffer holds a BS in finance from the State University of New York at Buffalo and an MBA in finance from Fordham University.

For its services, the Adviser receives a fee at an annual rate equal to 0.10% of the Portfolio's average daily net assets. The Adviser is responsible for payment of salaries of its portfolio manager and staff as well as other expenses necessary to the performance of its duties under the investment advisory agreement. The Adviser may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of the Portfolio without reimbursement from the Trust. The Trust, on behalf of the Portfolio, is responsible for all expenses other than those expressly borne by the Adviser under the investment advisory agreement. The expenses borne by the Trust include, but are not limited to, the investment advisory fee, administration fee, transfer agent fee, and custodian fee, costs of preparing, printing and delivering to shareholders the Trust's prospectuses, statements of additional information, and shareholder reports, legal fees, auditing and tax fees, taxes, blue sky fees, SEC fees, compliance expenses, insurance expenses, and compensation of certain of the Trust's Trustees, officers and employees and other personnel performing services for the Trust. Should the expenses of the Portfolio (including the fees of the Adviser but excluding interest, taxes, brokerage commissions, litigation and indemnification expenses and other extraordinary expenses) for any fiscal year exceed the limits prescribed by any state in which the Portfolio's shares are qualified for sale, the Adviser will reduce its fee or reimburse expenses by the amount of such excess.

ADMINISTRATOR

The Bank of New York, 90 Washington Street, New York, New York 10286 serves as the administrator of the Trust, pursuant to an Administration Agreement with the Trust.

The services The Bank of New York provides to the Trust include: coordinating the activities of any third parties furnishing services to the Trust; providing the necessary office space, equipment and personnel to perform administrative and clerical functions for the Trust and preparing, filing and distributing proxy materials, periodic reports to shareholders, registration statements and other documents.

As compensation for services performed under the Administration Agreement, The Bank of New York receives a monthly fee calculated at the annual rate of .04% of the assets of the Portfolio as determined at each month end, with a maximum fee of $100,000 per annum.

UNDERWRITER


CW Fund Distributors, Inc. (the 'Underwriter') serves as statutory underwriter of the Portfolio's shares pursuant to an Underwriting Agreement with the Trust, and as the agent of the Trust in connection with the offering of shares of the Portfolio. The Underwriter is an affiliate of the Trust's transfer agent. See 'Transfer Agent'.


The Underwriter is reimbursed for all costs and expenses incurred in this capacity but receives no further compensation for its services under the Underwriting Agreement. The Underwriter may enter into arrangements with banks, broker-dealers or other financial institutions ('Selected Dealers') through which investors may purchase or redeem shares. The Underwriter may compensate certain persons who provide services in connection with the sale or expected sale of shares of the Portfolio. Investors purchasing shares of the Portfolio through another financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that it may charge.

PRIMARY DEALER

Bear, Stearns & Co. Inc. ('Bear Stearns') serves as primary dealer of the Trust's shares. Bear Stearns is a full-service securities broker-dealer and investment banking firm with global distribution capability. It is a member of all major national securities exchanges with its headquarters at 245 Park Avenue, New York, New York 10167.

Under its Primary Dealer Agreement with the Underwriter, Bear Stearns promotes and arranges for the sale of shares of the Trust. Orders for the purchase or redemption of shares of each series of the Trust are directed by Bear Stearns to the Underwriter for execution. Bear Stearns receives no compensation for its services under the Primary Dealer Agreement.

SHAREHOLDER SERVICES

The Trust has adopted a shareholder service plan under which it pays the Adviser
 .10% of the average daily net assets of the Institutional Shares such that the Trust may obtain the services of the Adviser and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this plan, the

Trust has authorized the Adviser to enter into agreements pursuant to which the shareholder servicing agent performs certain shareholder services. For these services, the Adviser pays the shareholder servicing agent a fee based upon the average daily net assets of the Institutional Shares owned by investors for which the shareholder servicing agent maintains a servicing relationship.

Among the services provided by shareholder servicing agents are: answering customer inquiries regarding account matters; assisting shareholders in designating and changing various account options; aggregating and processing purchase and redemption orders and transmitting and receiving funds for shareholder orders; transmitting, on behalf of the Trust, proxy statements, prospectuses and shareholder reports to shareholders and tabulating proxies; processing dividend payments and providing subaccounting services for Fund shares held beneficially; and providing such other services as the Trust or a shareholder may request.

The Adviser has entered into a separate Client Services Agreement with Bear Stearns under which it provides distribution assistance and various services to those shareholders of the Trust who purchase shares of the Portfolio through Bear Stearns (the 'Bear Stearns Accounts'). Under the Client Services Agreement, Bear Stearns furnishes such facilities and personnel as are necessary to provide the Trust and the Bear Stearns Accounts with any information either may need about the other and to facilitate the processing of orders for the purchase or redemption of shares. For these services, the Adviser, at its own expense and from its own resources, pays Bear Stearns a fee. The Adviser may enter into similar client service agreements with other persons who provide certain shareholder services. These fees do not increase the amount of any advisory or shareholder services fees paid to the Adviser.

TRANSFER AGENT


Countrywide Fund Services, Inc., a registered transfer agent, acts as the Trust's transfer agent and dividend disbursing agent. The Transfer Agent maintains an account for each shareholder of the Portfolio (unless such accounts are maintained by sub-transfer agents or processing agents) and performs other transfer agency and related functions.


The Transfer Agent is authorized to subcontract any or all of its functions to one or more qualified sub-transfer agents, shareholder servicing agents, or processing agents, who may be affiliates of the Transfer Agent, and who agree to comply with the terms of the Transfer Agent's agreement with the Trust. Among the services provided by such agents are answering customer inquiries regarding account matters; assisting shareholders in designating and changing various account options; aggregating and processing purchase and redemption orders and transmitting and receiving funds for shareholder orders; transmitting, on behalf of the Trust, proxy statements, prospectuses and shareholder reports to shareholders and tabulating proxies; processing dividend payments and providing subaccounting services for Portfolio shares held beneficially; and providing such other services as the Trust or a shareholder may request. The Transfer Agent may pay these agents for their services, but no such payment will increase the Transfer Agent's compensation from the Trust.

                         HOW TO INVEST IN THE PORTFOLIO

Shares of the Portfolio may be purchased by wire only. Shares are sold at the net asset value next determined after receipt of a purchase order in the manner described below. Purchase orders are accepted on any day on which the New York Stock Exchange and the Federal Reserve Bank of New York are open ('Fund Business Day') between the hours of 8:30 a.m. and 7:00 p.m. (Eastern Time). The Trust does not determine net asset value, and purchase orders are not accepted, on the days those institutions observe the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving and Christmas.


To purchase shares of the Portfolio by Federal Reserve wire, call the Transfer Agent, Countrywide Fund Services, Inc., at (800) 363-7660 or call your sales representative. If the Transfer Agent receives a firm indication of the approximate size of the intended investment before 2:30 p.m. (Eastern Time) and the completed purchase order before 4:30 p.m. (Eastern Time), and the Custodian receives Federal Funds the same day, purchases of shares of the Portfolio begin to earn dividends that day. Completed orders received after 4:30 p.m. begin to earn dividends the next Fund Business Day upon receipt of Federal Funds.


To allow the Adviser to manage the Portfolio most effectively, investors are encouraged to execute as many trades as possible before 2:30 p.m. To protect the Portfolio's performance and shareholders, the Adviser discourages frequent trading in response to short-term market fluctuations. The Portfolio reserves the right to refuse any investment that, in its sole discretion, would disrupt the Portfolio's management.

If the Public Securities Association recommends that the government securities markets close early, the Trust may advance the time at which the Transfer Agent must receive notification of orders for purposes of determining eligibility for dividends on that day. Investors who notify the Transfer Agent after the advanced time become entitled to dividends on the following Fund Business Day. If the Transfer Agent receives notification of a redemption request after the advanced time, it ordinarily will wire redemption proceeds on the next Fund Business Day.

If an investor does not remit Federal Funds, such payment must be converted into Federal Funds. This usually occurs within one Fund Business Day of receipt of a bank wire. Prior to receipt of Federal Funds, the investor's monies will not be invested.

The following procedure will help assure prompt receipt of your Federal Funds wire:


A. Telephone the Transfer Agent, Countrywide Fund Services, Inc., toll free at
   (800) 363-7660 and provide the following information:


     Your name
     Address
     Telephone number
     Taxpayer ID number
     The amount being wired
     The identity of the bank wiring funds.

You will then be provided with a Portfolio account number. (Investors with existing accounts must also notify the Trust before wiring funds.)

B. Instruct your bank to wire the specified amount to the Trust as follows:

     The Bank of New York, ABA # 021000018
     A/C # 8900276541
     FBO Milestone Funds Treasury Obligations Portfolio Operating Account

     Ref: Shareholder Name and Account Number

An investor may open an account when placing an initial order by telephone, provided the investor thereafter submits an Account Registration Form by mail. An Account Registration Form is included with this Prospectus.

The Trust and the Transfer Agent each reserves the right to reject any purchase order for any reason.

SHARE CERTIFICATES. The Transfer Agent maintains a share account for each shareholder. The Trust does not issue share certificates.

ACCOUNT STATEMENTS. Monthly account statements are sent to investors to report transactions such as purchases and redemptions as well as dividends paid during the month.

MINIMUM INVESTMENT REQUIRED. The minimum initial investment in the Portfolio is $10,000,000. There is no minimum subsequent investment. The Trust reserves the right to waive the minimum investment requirement.

                     HOW TO REDEEM SHARES OF THE PORTFOLIO

Holders of shares of the Portfolio may redeem their shares without charge at the net asset value next determined after the Portfolio receives the redemption request. Redemption requests must be received in proper form and can be made by telephone request or wire request on any Fund Business Day between the hours of 8:30 a.m. and 7:00 p.m. (Eastern Time).


BY TELEPHONE. Redemption requests may be made by telephoning the Transfer Agent, Countrywide Fund Services, Inc., at (800) 363-7660. Shareholders must provide the Transfer Agent with the shareholder's account number, the exact name in which the shares are registered and some additional form of identification such as a password. A redemption by telephone may be made only if the telephone redemption authorization has been completed on the Account Registration Form included with this Prospectus. In an effort to prevent unauthorized or fraudulent redemption requests by telephone, the Transfer Agent will follow reasonable procedures to confirm that such instructions are genuine. If such procedures are followed, neither the Transfer Agent nor the Trust will be liable for any losses due to unauthorized or fraudulent redemption requests.

In times of drastic economic or market changes, it may be difficult to make redemptions by telephone. If a shareholder cannot reach the Transfer Agent by telephone, redemption requests may be mailed or hand-delivered to the Transfer Agent.


WRITTEN REQUESTS. Redemption requests may be made by writing to The Milestone Funds, c/o Countrywide Fund Services, Inc., P. O. Box 5354, Cincinnati, Ohio

45201-5354. Written requests must be in proper form. The shareholder will need to provide the exact name in which the shares are registered, the Portfolio name, account number, and the share or dollar amount requested.


A signature guarantee is required for any written redemption request and for any instruction to change the shareholder's record name or address, a designated bank account, the dividend election, or the telephone redemption or other option elected on an account. Signature guarantees may be provided by any eligible institution acceptable to the Transfer Agent, including a bank, a broker, a dealer, national securities exchange, a credit union, or a savings association which is authorized to guarantee signatures. Other procedures may be implemented from time to time.

The Transfer Agent may request additional documentation to establish that a redemption request has been authorized properly. A redemption request will not be considered to have been received in proper form until such additional documentation has been submitted to the Transfer Agent.


FIRM INDICATION OF REDEMPTION
REQUEST AND APPROXIMATE SIZE OF    COMPLETED REDEMPTION ORDER    REDEMPTION PROCEEDS
REDEMPTION RECEIVED                RECEIVED                      ORDINARILY              DIVIDENDS
--------------------------------------------------------------------------------------------------------------
By 2:30 p.m. Eastern Time          By 4:30 p.m.                  Wired same Business     Not earned on the
                                   Eastern Time                  Day                     day request received

After 2:30 p.m. Eastern Time       After 4:30 p.m.               Wired next Business     Earned on day request
                                   Eastern Time                  Day                     received



Due to the cost to the Trust of maintaining smaller accounts, the Trust reserves the right to redeem, upon 60 days written notice, all shares in an account with an aggregate net asset value of less than $1,000,000 unless an investment is made to restore the minimum value.


                           DIVIDENDS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS


DIVIDENDS. Dividends are declared daily and paid monthly, following the close of the last Fund Business Day of the month. Shares purchased by wire before 4:30 p.m. (Eastern Time) begin earning dividends that day. Dividends are automatically reinvested on payment dates in additional shares of the Portfolio unless cash payments are requested by contacting the Trust. The election to reinvest dividends and distributions or receive them in cash may be changed at any time upon written notice to the Transfer Agent. All dividends and other distributions are treated in the same manner for Federal income tax purposes whether received in cash or reinvested in shares of the Portfolio. If no election is made, all dividends and distributions will be reinvested.


CAPITAL GAINS DISTRIBUTIONS. Net realized short-term capital gains, if any, will be distributed whenever the Trustees determine that such distributions would be in the best interest of the shareholders, which would be at least once per year. The Trust does not anticipate that the Portfolio would realize any long-term capital gains, but should they occur, they also will be distributed at least once every 12 months.

TAX MATTERS

TAX STATUS OF THE PORTFOLIO. The Portfolio intends to qualify and continue to qualify to be taxed as a 'regulated investment company' under the Internal Revenue Code of 1986, as amended (the 'Code'). Accordingly, the Portfolio will not be liable for Federal income taxes on the net investment income and capital gains distributed to its shareholders. Because the Portfolio intends to distribute all of its net investment income and net capital gains each year in accordance with the timing requirements of the Code, the Portfolio should also avoid Federal excise taxes.

DISTRIBUTIONS. Dividends paid by the Portfolio out of its net investment income (including realized net short-term capital gains) are taxable to the shareholders of the Portfolio as ordinary income. Distributions of net long-term capital gains, if any, realized by the Portfolio are taxable to the shareholders as long-term capital gains, regardless of the length of time the shareholder may have held shares in the Portfolio at the time of distribution. Distributions are subject to Federal income tax when they are paid, whether received in cash or reinvested in shares of the Portfolio. Distributions declared in December and paid in January, however, are taxable as if paid on December 31st.

The Portfolio is required by Federal law to withhold 31% of reportable payments (which may include dividends and capital gain distributions) paid to a non-corporate shareholder unless that shareholder certifies in writing that the social security or other tax identification number provided is correct and that the shareholder is not subject to backup withholding for prior underreporting to the Internal Revenue Service.

Some states and localities do not tax dividends paid on shares of the Portfolio that are attributable to interest from U.S. Treasury obligations (but not necessarily interest earned on repurchase agreements).

Reports containing appropriate information with respect to the Federal income tax status of dividends, distributions and redemptions, including the proportions attributable to capital gains and interest on U.S. Treasury obligations, paid during the year by the Portfolio will be mailed to shareholders shortly after the close of each calendar year.


The foregoing is only a summary of some of the tax considerations generally affecting the Portfolio and its shareholders. The Statement of Additional Information contains a further discussion. Because other Federal, state or local tax considerations may apply, investors are urged to consult their tax advisors.

                               OTHER INFORMATION

PORTFOLIO PERFORMANCE. The Portfolio may advertise its yield, which is based on historical results and is not intended to indicate future performance. Yield shows the rate of income the Portfolio has earned on its investments as a percentage of the Portfolio's share price. To calculate yield, the Portfolio takes the interest income it earned from its portfolio of investments for a seven-day period (net of expenses), divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on the Portfolio's share price at the end of the seven-day period. The Portfolio's compounded annualized yield assumes the reinvestment of dividends paid by the Portfolio, and therefore will be somewhat higher than the annualized yield for the same period.


The Portfolio's advertisements may refer to ratings and rankings among similar funds by independent evaluators such as Morningstar, Lipper Analytical Services, Inc. or IBC Financial Data, Inc. In addition, the performance of the Portfolio may be compared to recognized indices of market performance. The comparative material found in the Portfolio's advertisements, sales literature, or reports to shareholders may contain performance ratings. This material is not to be considered representative or indicative of future performance.

DETERMINATION OF NET ASSET VALUE. The net asset value per share of the Portfolio is determined at 4:30 p.m. (Eastern Time) on each Fund Business Day. The net asset value is determined by subtracting total liabilities from total assets and dividing the remainder by the number of shares outstanding. The Portfolio's securities are valued at their amortized cost which does not take into account unrealized gains or losses on securities. This method involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any premium paid or accreting discount received. The amortized cost method minimizes changes in the market value of the securities held by the Portfolio and helps it maintain a stable price of $1.00 per share.


CUSTODIAN AND ACCOUNTING AGENT. The Bank of New York, New York, New York, is custodian for the securities and cash of the Trust. The Bank of New York is also the accounting agent for the Portfolio, with responsibility for calculating the net asset value of the Institutional Class and for maintaining its books and records.

LEGAL COUNSEL. Legal counsel to the Trust is provided by Kramer, Levin, Naftalis & Frankel, New York, New York.



INDEPENDENT AUDITORS. The independent auditors for the Trust are Deloitte & Touche, LLP, New York, New York.


THE TRUST, ITS SHARES AND CLASSES. The Trust is registered with the SEC as an open-end management investment company and was organized as a business trust under the laws of the State of Delaware on July 14, 1994. The Board has the authority to issue an unlimited number of shares of beneficial interest of separate series with no par value per share and to create classes of shares within each series. If shares of separate series are issued, each share of each series would be entitled to participate equally in dividends and other distributions and the proceeds of any liquidation of that series. Voting rights would not be cumulative and the shares of each series of the Trust would be voted separately except when an aggregate vote is required by law.

In addition to Institutional Shares, the Portfolio offers Investor Shares, Financial Shares, Service Shares and Premium Shares (individually, a 'Class') by separate prospectuses. Each Class of shares has a different distribution arrangement. Also, to the extent one Class bears expenses different from the other Classes, the amount of dividends and other distributions it receives, and its performance, will differ. Shareholders of one Class have the same voting rights as shareholders of the other Classes, except that separate votes are taken by each Class of the Portfolio if the interests of one Class differ from the interests of the others. For information about Investor Shares, Financial Shares, Service Shares or Premium Shares, please call (800) 941-MILE, or ask your sales representative which Class would be a suitable investment.

Delaware law does not require a registered investment company to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by Federal or state law. Shareholders have available procedures for requiring the Trustees to call a meeting and for removing Trustees. Shares issued by the Trust have no conversion, subscription or preemptive rights. See 'OTHER INFORMATION--The Trust and its Shareholders' in the Statement of Additional Information.


As of March 6, 1998, the Trustees and officers of the Portfolio in the aggregate owned less than one percent of the outstanding shares of the Portfolio.


No person has been authorized to give any information or to make any representations other than those contained in this Prospectus, the Statement of Additional Information and the Portfolio's official sales literature in connection with the offering of the Portfolio's shares, and if given or made, such information or representations must not be relied upon as having been authorized by the Trust. This Prospectus does not constitute an offer in any state in which, or to any person to whom, such offer may not lawfully be made.

[S]
                            ----------------------

                            ----------------------
                                     THE
                                  MILESTONE
                                    FUNDS

                                   Adviser
------------------------------------------------------------------------------
                      Milestone Capital Management, L.P.
                           One Executive Boulevard
                              Yonkers, NY 10701

                          Administrator / Custodian
------------------------------------------------------------------------------
                             The Bank of New York
                             90 Washington Street
                              New York, NY 10286

                         Underwriter / Transfer Agent
------------------------------------------------------------------------------
         CW Fund Distributors, Inc. / Countrywide Fund Services, Inc.
                                P. O. Box 5354
                          Cincinnati, OH 45201-5354

                                Primary Dealer
------------------------------------------------------------------------------
                           Bear, Stearns & Co. Inc.
                               245 Park Avenue
                              New York, NY 10167

                                Legal Counsel
------------------------------------------------------------------------------
                      Kramer, Levin, Naftalis & Frankel
                               919 Third Avenue
                              New York, NY 10022

                             Independent Auditors
------------------------------------------------------------------------------
                            Deloitte & Touche, LLP
                          Two World Financial Center
                           New York, NY 10281-1434

                             The Milestone Funds
                                 800-941-MILE

                                     THE
                                  MILESTONE
                                    FUNDS


                             THE MILESTONE FUNDS
                        TREASURY OBLIGATIONS PORTFOLIO


                                   ADVISER
                      Milestone Capital Management, L.P.


                              ------------------


                                PRIMARY DEALER
                           Bear, Stearns & Co. Inc.


                                  PROSPECTUS


                                MARCH 30, 1998


                                INVESTOR CLASS

                                     THE
                                  MILESTONE
                                    FUNDS

                             THE MILESTONE FUNDS
                        TREASURY OBLIGATIONS PORTFOLIO
                               INVESTOR SHARES


               One Executive Boulevard, Yonkers, New York 10701
                                (800) 941-MILE


This Prospectus offers Investor Shares of the Treasury Obligations Portfolio (the 'Portfolio'), a diversi- fied, no-load money market portfolio of The Milestone Funds (the 'Trust'), an open-end investment management company. The Portfolio seeks to provide its shareholders with the maximum current income that is consistent with the preservation of capital and the maintenance of liquidity. Milestone Capital Management, L.P. serves as the Portfolio's investment adviser.

    TREASURY OBLIGATIONS PORTFOLIO invests only in short-term obligations of the U.S. Treasury and repurchase agreements fully collateralized by obligations of the U.S. Treasury.


This Prospectus provides you with information about the Trust and the Portfolio which you should know before investing in shares of the Portfolio. A Statement of Additional Information, dated March 30, 1998, has been filed with the Securities and Exchange Commission ('SEC') and is available free of charge by contacting The Milestone Funds, One Executive Boulevard, Yonkers, New York 10701, or by calling (800) 941-MILE (6453). This information contained in the Statement of Additional Information, as amended from time to time, is incorporated by reference into this prospectus.


    INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE.

AN INVESTMENT IN THE PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

SHARES OF THE PORTFOLIO ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                             TABLE OF CONTENTS
                                                PAGE                                                   PAGE
                                                ----                                                   ----
Prospectus Summary..............................   2   Management of the Trust.........................   7
Expenses of Investing in the Portfolio..........   3   How to Invest in the Portfolio..................  10
Financial Highlights............................   4   How to Redeem Shares of the Portfolio...........  11
Investment Objective and Policies...............   5   Dividends and Tax Matters.......................  13
Risk Considerations.............................   6   Other Information...............................  14
Additional Investment Policies and
  Practices.....................................   6

                               PROSPECTUS SUMMARY

PORTFOLIO HIGHLIGHTS


INVESTOR SHARES. This prospectus offers Investor Shares of the Treasury Obligations Portfolio. The Treasury Obligations Portfolio (the 'Portfolio') is a money market fund that invests only in U.S. Treasury obligations and repurchase agreements fully collateralized by U.S. Treasury obligations. Investor Shares are designed for certain institutional and high net worth investors as a convenient investment vehicle for short-term funds. The Portfolio also offers Institutional Shares, Service Shares, Financial Shares and Premium Shares by separate prospectuses which are subject to different expenses that affect their performance. For information about these shares, speak to your sales representative or call (800) 941-MILE. See 'Other Information'.



MANAGEMENT. The Portfolio's investment adviser is Milestone Capital Management, L.P. (the 'Adviser'), One Executive Boulevard, Yonkers, New York 10701. See 'Management of the Trust'.



ADMINISTRATION, UNDERWRITING AND SHAREHOLDER SERVICING. The administrator of the Trust is The Bank of New York, 90 Washington Street, New York, New York 10286. Bear, Stearns & Co. Inc. ('Bear Stearns'), 245 Park Avenue, New York, New York 10167, is the primary dealer of the Trust's shares and, under a separate agreement with the Adviser, services the accounts of those shareholders of the Trust who purchase their shares through Bear Stearns. CW Fund Distributors, Inc., P. O. Box 5354, Cincinnati, Ohio 45201-5354, serves as statutory underwriter of the Trust's shares. See 'Management of the Trust'.



PURCHASES AND REDEMPTIONS. Investors may purchase and redeem shares of beneficial interest in the Portfolio without any sales loads or other charges any day the New York Stock Exchange and the Federal Reserve Bank of New York are

open ('Fund Business Day') between the hours of 8:30 a.m. and 7:00 p.m. (Eastern
Time). To allow the Adviser to manage the Portfolio most effectively, investors are encouraged to execute as many trades as possible before 2:30 p.m. If Countrywide Fund Services, Inc. (the 'Transfer Agent') receives a firm indication of the approximate size of a purchase by 2:30 p.m. (Eastern Time) and the completed purchase order by 4:30 p.m., the shares purchased will earn dividends on the same day. If the Transfer Agent receives a firm indication of the approximate size of a redemption by 2:30 p.m. (Eastern

Time), and the completed redemption order by 4:30 p.m., redemption proceeds will ordinarily be wired that day, and the investor will not receive that day's dividends. The minimum initial investment is $1,000,000. The Trust and the Transfer Agent each reserves the right to waive this minimum initial investment limitation. There is no minimum subsequent investment. See 'How To Invest In The Portfolio' and 'How To Redeem Shares Of The Portfolio'.


DIVIDENDS. Dividends of net investment income are declared daily and paid monthly by the Portfolio and are reinvested in Portfolio shares unless the shareholder has elected cash distributions. See 'Dividends and Tax Matters'.

                     EXPENSES OF INVESTING IN THE PORTFOLIO

The purpose of the following table is to assist an investor in understanding the various costs and expenses that a shareholder of the Trust will bear, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES:

Maximum Sales Load Imposed on Purchases.................................   None
Maximum Sales Load Imposed on Reinvested Dividends......................   None
Deferred Sales Load.....................................................   None
Redemption Fees.........................................................   None
Exchange Fees...........................................................   None

ANNUAL PORTFOLIO OPERATING EXPENSES (as a percentage of average annual net assets):


Advisory Fees...........................................................  0.10%
12b-1 Fees..............................................................  None
Shareholder Servicing Fees..............................................  0.25%
Other Expenses..........................................................  0.06%
                                                                          -----
Total Operating Expenses................................................  0.41%



For a further description of the various expenses incurred in the operation of the Portfolio, see 'Management of the Trust'.

EXAMPLE


You would pay the following expenses on a $1,000 investment in          1 Year    3 Years    5 Years    10 Years
Investor Shares of the Portfolio, assuming a 5% annual return and       ------    -------    -------    --------
redemption at the end of each period: ...............................     $4        $13        $23         $52


This example is based on the fees listed in the table and assumes the reinvestment of dividends. The example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown.

                              FINANCIAL HIGHLIGHTS


The following financial highlights of the Portfolio's Investor Shares have been audited by Deloitte & Touche, LLP, independent certified public accountants, for the year ended November 30, 1997 and McGladrey & Pullen, LLP, independent certified public accountants, for the year ended November 30, 1996 and for the period December 30, 1994 through November 30, 1995. The financial statements and independent accountant's report thereon of the Portfolio are incorporated into the Statement of Additional Information.



                                                                                           FOR THE PERIOD
                                          FOR THE YEAR             FOR THE YEAR          DECEMBER 30, 1994*
                                              ENDED                    ENDED                   THROUGH
                                        NOVEMBER 30, 1997        NOVEMBER 30, 1996        NOVEMBER 30, 1995
                                        -----------------        -----------------       ------------------
Per share operating performance for
  a share outstanding throughout
  the period
Beginning net asset value per
  share............................         $    1.00                $    1.00                $    1.00
                                            ---------                ---------                ---------
Net investment income..............             0.051                    0.050                    0.051
Dividends from net investment

  income...........................            (0.051)                  (0.050)                  (0.051)
                                            ---------                ---------                ---------
Ending net asset value per share...         $    1.00                $    1.00                $    1.00
                                            ---------                ---------                ---------
                                            ---------                ---------                ---------

Total return.......................              5.23%                    5.11%                    5.71%(a)
Ratios/supplemental data
    Ratios to average net assets:
    Expenses (b)...................              0.41%                    0.45%                    0.38%(a)
    Net investment income..........              5.13%                    4.99%                    5.63%(a)
Net assets at the end of period
  (000's omitted)..................          $385,229                  $82,915                  $82,273


------------------
(a) Annualized

(b) Net of advisory, shareholder servicing, and administration fees waived and expenses reimbursed of 0.00%, 0.01% and 0.14%, respectively.

  * Commencement of operations

                         INVESTMENT OBJECTIVE AND POLICIES

INVESTMENT OBJECTIVE

The Portfolio seeks to provide investors with maximum current income consistent with the preservation of capital and the maintenance of liquidity. As with any mutual fund, there is no assurance that the Portfolio will achieve this goal.

INVESTMENT POLICIES

The Portfolio invests ONLY in U.S. Treasury obligations and repurchase agreements fully collateralized by U.S. Treasury obligations. The Portfolio may purchase U.S. Treasury obligations on a when-issued or forward commitment basis. The Portfolio will maintain an average maturity, computed on a dollar-weighted basis, of 90 days or less.

The following permissible investments and investment restrictions are fundamental investment policies of the Portfolio that may not be changed without shareholder approval:

PERMISSIBLE INVESTMENTS.

The Portfolio seeks to achieve its investment objective by investing ONLY in:

      U.S. Treasury obligations maturing in 397 days or less. U.S. Treasury obligations are securities issued by the United States Treasury, such as

      Treasury bills, notes and bonds, that are fully guaranteed as to payment of principal and interest by the United States Government.

      Repurchase agreements fully collateralized by U.S. Treasury obligations. Repurchase agreements are transactions in which the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally one-to-seven days later. The resale price reflects a market rate of interest that is not related to the coupon rate or maturity of the purchased security. The Portfolio enters into repurchase agreements ONLY WITH PRIMARY DEALERS designated by the Federal Reserve Bank of New York which the Adviser believes present minimal credit risks in accordance with guidelines established by the Board of Trustees of the Trust (the 'Board'). The Adviser monitors the credit-worthiness of sellers under the Board's general supervision. If a seller defaults on its repurchase obligation, however, the Portfolio might suffer a loss.

The Portfolio may invest in U.S. Treasury obligations or repurchase agreements without limit. Although the Portfolio intends to be fully invested in these instruments, it may hold a de minimis amount of cash for a short period prior to investment or payment of the proceeds of redemption.

In the future, the Portfolio may attempt to achieve its investment objectives by holding, as its only investment securities, the securities of another investment company having identical investment objectives and policies as the Portfolio in accordance with the provisions of the Investment Company Act of 1940 or any orders, rules or regulations thereunder adopted by the Securities and Exchange Commission.

INVESTMENT RESTRICTIONS.

The Portfolio WILL NOT:

      1. Invest in structured notes or instruments commonly known as derivatives;

      2. Invest in variable, adjustable or floating rate instruments of any kind;

      3. Enter into reverse repurchase agreements;

      4. Invest in securities issued by agencies or instrumentalities of the United States Government, such as the Federal National Mortgage Association ('FNMA'), Government National Mortgage Association ('GNMA'), Federal Home Loan Mortgage Corp. ('Freddie Mac'), or the Small Business Administration ('SBA'); or,

      5. Invest in zero coupon bonds.

The Portfolio will make no investment unless the Adviser first determines that it is eligible for purchase and presents minimal credit risks, pursuant to procedures adopted by the Board. The Portfolio's investments are subject to the restrictions imposed by Rule 2a-7 under the Investment Company Act of 1940.

                              RISK CONSIDERATIONS

Although the Portfolio invests in short-term Treasury obligations, an investment in the Portfolio is subject to risk even if all securities in the Portfolio's portfolio are paid in full at maturity. All money market instruments, including U.S. Treasury obligations, can change in value in response to changes in interest rates, and a major change in rates could cause the share price to change. While U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government, an investment in the Portfolio is neither insured nor guaranteed by the U.S. Government or any other party. Thus, while the Portfolio seeks to maintain a stable net asset value of $1.00 per share, there is no assurance that it will do so. For a discussion of the risks associated with particular investment practices of the Portfolio, see 'Additional Investment Policies and Practices'.

                  ADDITIONAL INVESTMENT POLICIES AND PRACTICES

THE PORTFOLIO MAY NOT CHANGE ITS INVESTMENT OBJECTIVE OR ANY INVESTMENT POLICY DESIGNATED AS FUNDAMENTAL WITHOUT SHAREHOLDER APPROVAL. Investment policies or practices of the Portfolio that are not designated as fundamental may be changed by the Board without shareholder approval, following notice to shareholders. The Portfolio's additional fundamental and nonfundamental investment policies are described further below and in the Statement of Additional Information.

BORROWING. As a fundamental investment policy, the Portfolio may only borrow money for temporary or emergency purposes (not for leveraging or investment), including the meeting of redemption requests, in amounts up to 33 1/3% of the Portfolio's total assets. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, the Portfolio might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. As a nonfundamental investment policy, the Portfolio may not purchase securities for investment while any borrowing equaling 5% or more of the Portfolio's total assets is outstanding.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Portfolio may purchase new issues of U.S. Treasury Obligations on a 'when-issued' basis or existing issues of U.S. Treasury obligations on a 'delayed delivery' basis. The Portfolio would enter into these forward commitments to obtain securities at prices that might not be available in the future. The price is fixed when the commitment is made, but the securities are delivered on a future date beyond the customary settlement time and paid for upon delivery. The Portfolio assumes the risk that the value of the securities on the delivery date may be more or less than the purchase price. Failure by the other party to deliver a security purchased by the Portfolio may result in a loss or a missed opportunity to make an alternative investment. Commitments for when-issued or delayed delivery transactions will be entered into only when the Portfolio intends to acquire the securities. Although there is no limit on the amount of these commitments that the Portfolio may make, under normal circumstances it will not commit more than 30% of its total assets to such purchases.

ILLIQUID SECURITIES. The Portfolio may invest no more than 10% of its net assets in securities that at the time of purchase are illiquid, including repurchase agreements having a maturity of more than seven days and not entitling the holder to payment of principal within seven days. In addition, the Portfolio will not invest in repurchase agreements having a maturity in excess of one year. Under the supervision of, and pursuant to guidelines established by, the Board, the Adviser determines and monitors the liquidity of portfolio securities. The Portfolio will not purchase a security if, as a result, more than 10% of its net assets would be invested in illiquid securities. If a security becomes illiquid and, as a result, more than 10% of the Portfolio's net assets are invested in illiquid securities, the Adviser will take reasonable steps to reduce the Portfolio's holdings of illiquid securities to 10% or less of its net assets.

TEMPORARY DEFENSIVE POSITIONS. Under abnormal market or economic conditions, the Portfolio temporarily may hold up to 100% of its investable assets in cash.

                            MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

The business of the Trust and the Portfolio is managed under the direction of the Board of Trustees. The Board formulates the general policies of the Portfolio and meets regularly to review the Portfolio's performance, monitor its investment activities and practices, and review other matters affecting the Portfolio and the Trust. Additional information regarding the Trustees, as well as the Company's executive officers, may be found in the Statement of Additional Information under the heading 'Management--Trustees and Officers'.

THE ADVISER

Milestone Capital Management, L.P. (the 'Adviser') serves as investment adviser to the Portfolio pursuant to an investment advisory agreement with the Trust. Subject to the general control of the Board, the Adviser continually manages the Portfolio, including the purchase, retention and disposition of its securities and other assets. The Adviser is a limited partnership organized under the laws of the State of New York on August 1, 1994, and is a registered investment adviser under the Investment Advisers Act of 1940. The General Partner of the Adviser is Milestone Capital Management Corp., a New York corporation.

Janet Tiebout Hanson is President and Chief Executive Officer of the Adviser. Ms. Hanson is also President and Chief Executive Officer of Milestone Capital Management Corp., in which she holds the controlling interest. She is a former vice-president of Goldman, Sachs & Co., a leading investment banking firm. During her fourteen year tenure with Goldman Sachs, Ms. Hanson held significant sales, marketing, and management positions in both the Fixed Income and Asset Management Divisions, including co-manager of Money Market Sales in New York. Ms. Hanson was responsible for developing many of the firm's key relationships with major institutional investors. In addition, she was instrumental in raising assets for Goldman Sachs Asset Management's money market and bond mutual funds. Ms. Hanson holds a BA in government from Wheaton College in Massachusetts and an MBA in finance from Columbia University.

Marc H. Pfeffer is Chief Investment Officer of the Adviser. He is primarily responsible for the day-to-day management of the Treasury Obligations Portfolio and heads the Adviser's portfolio management and research team. Before joining the Adviser, Mr. Pfeffer was with Goldman, Sachs & Co. for eight years. As a vice-president and portfolio manager of Goldman Sachs' Asset Management, he was responsible for managing six institutional money market portfolios which grew to over $3 billion in total assets as of November 1994. Mr. Pfeffer holds a BS in finance from the State University of New York at Buffalo and an MBA in finance from Fordham University.

For its services, the Adviser receives a fee at an annual rate equal to 0.10% of the Portfolio's average daily net assets. The Adviser is responsible for payment of salaries of its portfolio manager and staff as well as other expenses necessary to the performance of its duties under the investment advisory agreement. The Adviser may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of the Portfolio without reimbursement from the Trust. The Trust, on behalf of the Portfolio, is responsible for all expenses other than those expressly borne by the Adviser under the investment advisory agreement. The expenses borne by the Trust include, but are not limited to, the investment advisory fee, administration fee, transfer agent fee, and custodian fee, costs of preparing, printing and delivering to shareholders the Trust's prospectuses, statements of additional information, and shareholder reports, legal fees, auditing and tax fees, taxes, blue sky fees, SEC fees, compliance expenses, insurance expenses, and compensation of certain of the Trust's Trustees, officers and employees and other personnel performing services for the Trust. Should the expenses of the Portfolio (including the fees of the Adviser but excluding interest, taxes, brokerage commissions, litigation and indemnification expenses and other extraordinary expenses) for any fiscal year exceed the limits prescribed by any state in which the Portfolio's shares are qualified for sale, the Adviser will reduce its fee or reimburse expenses by the amount of such excess.

ADMINISTRATOR

The Bank of New York, 90 Washington Street, New York, New York 10286 serves as the administrator of the Trust, pursuant to an Administration Agreement with the Trust.

The services The Bank of New York provides to the Trust include: coordinating the activities of any third parties furnishing services to the Trust; providing the necessary office space, equipment and personnel to perform administrative and clerical functions for the Trust and preparing, filing and distributing proxy materials, periodic reports to shareholders, registration statements and other documents.

As compensation for services performed under the Administration Agreement, The Bank of New York receives a monthly fee calculated at the annual rate of .04% of the assets of the Portfolio as determined at each month end, with a maximum fee of $100,000 per annum.

UNDERWRITER


CW Fund Distributors, Inc. (the 'Underwriter') serves as statutory underwriter of the Portfolio's shares pursuant to an Underwriting Agreement with the Trust, and as the agent of the Trust in connection with the offering of shares of the Portfolio. The Underwriter is an affiliate of the Trust's transfer agent. See 'Transfer Agent'.


The Underwriter is reimbursed for all costs and expenses incurred in this capacity but receives no further compensation for its services under the Underwriting Agreement. The Underwriter may enter into arrangements with banks, broker-dealers or other financial institutions ('Selected Dealers') through which investors may purchase or redeem shares. The Underwriter may compensate certain persons who provide services in connection with the sale or expected sale of shares of the Portfolio. Investors purchasing shares of the Portfolio through another financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that it may charge.

PRIMARY DEALER

Bear, Stearns & Co. Inc. ('Bear Stearns') serves as primary dealer of the Trust's shares. Bear Stearns is a full-service securities broker-dealer and investment banking firm with global distribution capability. It is a member of all major national securities exchanges with its headquarters at 245 Park Avenue, New York, New York 10167.

Under its Primary Dealer Agreement with the Underwriter, Bear Stearns promotes and arranges for the sale of shares of the Trust. Orders for the purchase or redemption of shares of each series of the Trust are directed by Bear Stearns to the Underwriter for execution. Bear Stearns receives no compensation for its services under the Primary Dealer Agreement.

SHAREHOLDER SERVICES

The Trust has adopted a shareholder service plan under which it pays the Adviser
 .25% of the average daily net assets of the Investor Shares such that the Trust may obtain the services of the Adviser and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this Plan, the Trust has authorized the Adviser to enter into agreements pursuant to which the shareholder servicing agent performs certain shareholder services. For these services, the Adviser pays the shareholder servicing agent a fee based upon the average daily net assets of the Investor Shares owned by investors for which the shareholder servicing agent maintains a servicing relationship.

Among the services provided by shareholder servicing agents are: answering customer inquiries regarding account matters; assisting shareholders in designating and changing various account options; aggregating and processing purchase and redemption orders and transmitting and receiving funds for shareholder orders; transmitting, on behalf of the Trust, proxy statements, prospectuses and shareholder reports to shareholders and tabulating proxies; processing dividend payments and providing subaccounting services for Fund shares held beneficially; and providing such other services as the Trust or a shareholder may request.

The Adviser has entered into a separate Client Services Agreement with Bear Stearns under which it provides distribution assistance and various services to those shareholders of the Trust who purchase shares of the Portfolio through Bear Stearns (the 'Bear Stearns Accounts'). Under the Client Services Agreement, Bear Stearns furnishes such facilities and personnel as are necessary to provide the Trust and the Bear Stearns Accounts with any information either may need about the other and to facilitate the processing of orders for the purchase or redemption of shares. For these services, the Adviser, at its own expense and from its own resources, pays Bear Stearns a fee. The Adviser may enter into similar client service agreements with other persons who provide certain shareholder services. These fees do not increase the amount of any advisory or shareholder services fees paid to the Adviser.

TRANSFER AGENT


Countrywide Fund Services, Inc., a registered transfer agent, acts as the Trust's transfer agent and dividend disbursing agent. The Transfer Agent maintains an account for each shareholder of the Portfolio (unless such accounts are maintained by sub-transfer agents or processing agents) and performs other transfer agency and related functions.


The Transfer Agent is authorized to subcontract any or all of its functions to one or more qualified sub-transfer agents, shareholder servicing agents, or processing agents, who may be affiliates of the Transfer Agent and who agree to comply with the terms of the Transfer Agent's agreement with the Trust. Among the services provided by such agents are answering customer inquiries regarding account matters; assisting shareholders in designating and changing various account options; aggregating and processing purchase and redemption orders and transmitting and receiving funds for shareholder orders; transmitting, on behalf of the Trust, proxy statements, prospectuses and shareholder reports to shareholders and tabulating proxies; processing dividend payments and providing subaccounting services for Portfolio shares held beneficially; and providing such other services as the Trust or a shareholder may request. The Transfer Agent may pay these agents for their services, but no such payment will increase the Transfer Agent's compensation from the Trust.

                         HOW TO INVEST IN THE PORTFOLIO


Shares of the Portfolio may be purchased by wire only. Shares are sold at the net asset value next determined after receipt of a purchase order in the manner described below. Purchase orders are accepted on any day on which the New York Stock Exchange and the Federal Reserve Bank of New York are open ('Fund Business Day') between the hours of 8:30 a.m. and 7:00 p.m. (Eastern Time). The Trust does not determine net asset value, and purchase orders are not accepted, on the days those institutions observe the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving and Christmas.



To purchase shares of the Portfolio by Federal Reserve wire, call the Transfer Agent, Countrywide Fund Services, Inc., at (800) 363-7660 or call your sales representative. If the Transfer Agent receives a firm indication of the approximate size of the intended investment before 2:30 p.m. (Eastern Time) and the completed purchase order before 4:30 p.m. (Eastern Time), and the Custodian receives Federal Funds the same day, purchases of shares of the Portfolio begin to earn dividends that day. Completed orders received after 4:30 p.m. begin to earn dividends the next Fund Business Day upon receipt of Federal Funds.


To allow the Adviser to manage the Portfolio most effectively, investors are encouraged to execute as many trades as possible before 2:30 p.m. To protect the Portfolio's performance and shareholders, the Adviser discourages frequent trading in response to short-term market fluctuations. The Portfolio reserves the right to refuse any investment that, in its sole discretion, would disrupt the Portfolio's management.

If the Public Securities Association recommends that the government securities markets close early, the Trust may advance the time at which the Transfer Agent must receive notification of orders for purposes of determining eligibility for dividends on that day. Investors who notify the Transfer Agent after the advanced time become entitled to dividends on the following Fund Business Day. If the Transfer Agent receives notification of a redemption request after the advanced time, it ordinarily will wire redemption proceeds on the next Fund Business Day.

If an investor does not remit Federal Funds, such payment must be converted into Federal Funds. This usually occurs within one Fund Business Day of receipt of a bank wire. Prior to receipt of Federal Funds, the investor's monies will not be invested.

The following procedure will help assure prompt receipt of your Federal Funds wire:


A. Telephone the Transfer Agent, Countrywide Fund Services, Inc., toll free at
   (800) 363-7660 and provide the following information:


    Your name
    Address
    Telephone number
    Taxpayer ID number
    The amount being wired
    The identity of the bank wiring funds.

You will then be provided with a Portfolio account number. (Investors with existing accounts must also notify the Trust before wiring funds.)

B. Instruct your bank to wire the specified amount to the Trust as follows:

    The Bank of New York, ABA # 021000018
    A/C # 8900276541
    FBO Milestone Funds Treasury Obligations Portfolio Operating Account
    Ref: Shareholder Name and Account Number

An investor may open an account when placing an initial order by telephone, provided the investor thereafter submits an Account Registration Form by mail. An Account Registration Form is included with this Prospectus.

The Trust and the Transfer Agent each reserves the right to reject any purchase order for any reason.

SHARE CERTIFICATES. The Transfer Agent maintains a share account for each shareholder. The Trust does not issue share certificates.

ACCOUNT STATEMENTS. Monthly account statements are sent to investors to report transactions such as purchases and redemptions as well as dividends paid during the month.

MINIMUM INVESTMENT REQUIRED. The minimum initial investment in the Portfolio is $1,000,000. There is no minimum subsequent investment. The Trust reserves the right to waive the minimum investment requirement.

                     HOW TO REDEEM SHARES OF THE PORTFOLIO


Holders of shares of the Portfolio may redeem their shares without charge at the net asset value next determined after the Portfolio receives the redemption request. Redemption requests must be received in proper form and can be made by telephone request or wire request on any Fund Business Day between the hours of 8:30 a.m. and 7:00 p.m. (Eastern Time).




BY TELEPHONE. Redemption requests may be made by telephoning the Transfer Agent, Countrywide Fund Services, Inc., at (800) 363-7660. Shareholders must provide the Transfer Agent with the shareholder's account number, the exact name in which the shares are registered and some additional form of identification such as a password. A redemption by telephone may be made only if the telephone redemption authorization has been completed on the Account Registration Form included with this Prospectus. In an effort to prevent unauthorized or fraudulent redemption requests by telephone, the Transfer Agent will follow reasonable procedures to confirm that such instructions are genuine. If such procedures are followed, neither the Transfer Agent nor the Trust will be liable for any losses due to unauthorized or fraudulent redemption requests.

In times of drastic economic or market changes, it may be difficult to make redemptions by telephone. If a shareholder cannot reach the Transfer Agent by telephone, redemption requests may be mailed or hand-delivered to the Transfer Agent.


WRITTEN REQUESTS. Redemption requests may be made by writing to The Milestone Funds, c/o Countrywide Fund Services, Inc., P.O. Box 5354, Cincinnati, Ohio 45201-5354. Written requests must be in proper form. The shareholder will need to provide the exact name in which the shares are registered, the Portfolio name, account number, and the share or dollar amount requested.


A signature guarantee is required for any written redemption request and for any instruction to change the shareholder's record name or address, a designated bank account, the dividend election, or the telephone redemption or other option elected on an account. Signature guarantees may be provided by any eligible institution acceptable to the Transfer Agent, including a bank, a broker, a dealer, national securities exchange, a credit union, or a savings association which is authorized to guarantee signatures. Other procedures may be implemented from time to time.

The Transfer Agent may request additional documentation to establish that a redemption request has been authorized properly. A redemption request will not be considered to have been received in proper form until such additional documentation has been submitted to the Transfer Agent.


FIRM INDICATION OF REDEMPTION
REQUEST AND APPROXIMATE SIZE OF    COMPLETED REDEMPTION ORDER    REDEMPTION PROCEEDS

REDEMPTION RECEIVED                RECEIVED                      ORDINARILY              DIVIDENDS
--------------------------------------------------------------------------------------------------------------
By 2:30 p.m. Eastern Time          By 4:30 p.m. Eastern Time     Wired same Business     Not earned on the day
                                                                 Day                     request received

After 2:30 p.m. Eastern Time       After 4:30 p.m. Eastern Time  Wired next Business     Earned on day request
                                                                 Day                     received



Due to the cost to the Trust of maintaining smaller accounts, the Trust reserves the right to redeem, upon 60 days written notice, all shares in an account with an aggregate net asset value of less than $100,000 unless an investment is made to restore the minimum value.

                           DIVIDENDS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS


DIVIDENDS. Dividends are declared daily and paid monthly, following the close of the last Fund Business Day of the month. Shares purchased by wire before 4:30 p.m. (Eastern Time) begin earning dividends that day. Dividends are automatically reinvested on payment dates in additional shares of the Portfolio unless cash payments are requested by contacting the Trust. The election to reinvest dividends and distributions or receive them in cash may be changed at any time upon written notice to the Transfer Agent. All dividends and other distributions are treated in the same manner for Federal income tax purposes whether received in cash or reinvested in shares of the Portfolio. If no election is made, all dividends and distributions will be reinvested.


CAPITAL GAINS DISTRIBUTIONS. Net realized short-term capital gains, if any, will be distributed whenever the Trustees determine that such distributions would be in the best interest of the shareholders, which would be at least once per year. The Trust does not anticipate that the Portfolio would realize any long-term capital gains, but should they occur, they also will be distributed at least once every 12 months.

TAX MATTERS

TAX STATUS OF THE PORTFOLIO. The Portfolio intends to qualify and continue to qualify to be taxed as a 'regulated investment company' under the Internal Revenue Code of 1986, as amended (the 'Code'). Accordingly, the Portfolio will not be liable for Federal income taxes on the net investment income and capital gains distributed to its shareholders. Because the Portfolio intends to distribute all of its net investment income and net capital gains each year in accordance with the timing requirements of the Code, the Portfolio should also avoid Federal excise taxes.

DISTRIBUTIONS. Dividends paid by the Portfolio out of its net investment income (including realized net short-term capital gains) are taxable to the shareholders of the Portfolio as ordinary income. Distributions of net long-term capital gains, if any, realized by the Portfolio are taxable to the shareholders as long-term capital gains, regardless of the length of time the shareholder may have held shares in the Portfolio at the time of distribution. Distributions are subject to Federal income tax when they are paid, whether received in cash or reinvested in shares of the Portfolio. Distributions declared in December and paid in January, however, are taxable as if paid on December 31st.

The Portfolio is required by Federal law to withhold 31% of reportable payments (which may include dividends and capital gain distributions) paid to a non-corporate shareholder unless that shareholder certifies in writing that the social security or other tax identification number provided is correct and that the shareholder is not subject to backup withholding for prior underreporting to the Internal Revenue Service.

Some states and localities do not tax dividends paid on shares of the Portfolio that are attributable to interest from U.S. Treasury obligations (but not necessarily interest earned on repurchase agreements).

Reports containing appropriate information with respect to the Federal income tax status of dividends, distributions and redemptions, including the proportions attributable to capital gains and interest on U.S. Treasury obligations, paid during the year by the Portfolio will be mailed to shareholders shortly after the close of each calendar year.

The foregoing is only a summary of some of the tax considerations generally affecting the Portfolio and its shareholders. The Statement of Additional Information contains a further discussion. Because other Federal, state or local tax considerations may apply, investors are urged to consult their tax advisors.

                               OTHER INFORMATION

PORTFOLIO PERFORMANCE. The Portfolio may advertise its yield, which is based on historical results and is not intended to indicate future performance. Yield shows the rate of income the Portfolio has earned on its investments as a percentage of the Portfolio's share price. To calculate yield, the Portfolio takes the interest income it earned from its portfolio of investments for a seven-day period (net of expenses), divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on the Portfolio's share price at the end of the seven-day period. The Portfolio's compounded annualized yield assumes the reinvestment of dividends paid by the Portfolio, and therefore will be somewhat higher than the annualized yield for the same period.



The Portfolio's advertisements may refer to ratings and rankings among similar funds by independent evaluators such as Morningstar, Lipper Analytical Services, Inc. or IBC Financial Data, Inc. In addition, the performance of the Portfolio may be compared to recognized indices of market performance. The comparative material found in the Portfolio's advertisements, sales literature, or reports to shareholders may contain performance ratings. This material is not to be considered representative or indicative of future performance.



DETERMINATION OF NET ASSET VALUE. The net asset value per share of the Portfolio is determined at 4:30 p.m. (Eastern Time) on each Fund Business Day. The net asset value is determined by subtracting total liabilities from total assets and dividing the remainder by the number of shares outstanding. The Portfolio's securities are valued at their amortized cost which does not take into account unrealized gains or losses on securities. This method involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any premium paid or accreting discount received. The amortized cost method minimizes changes in the market value of the securities held by the Portfolio and helps it maintain a stable price of $1.00 per share.


CUSTODIAN AND ACCOUNTING AGENT. The Bank of New York, New York, New York, is custodian for the securities and cash of the Trust. The Bank of New York is also the accounting agent for the Portfolio, with responsibility for calculating the net asset value of the Investor Class and for maintaining its books and records.

LEGAL COUNSEL. Legal counsel to the Trust is provided by Kramer, Levin, Naftalis & Frankel, New York, New York.


INDEPENDENT AUDITORS. The independent auditors for the Trust are Deloitte & Touche, LLP, New York, New York.


THE TRUST, ITS SHARES AND CLASSES. The Trust is registered with the SEC as an open-end management investment company and was organized as a business trust under the laws of the State of Delaware on July 14, 1994. The Board has the authority to issue an unlimited number of shares of beneficial interest of separate series with no par value per share and to create classes of shares within each series. If shares of separate series are issued, each share of each series would be entitled to participate equally in dividends and other distributions and the proceeds of any liquidation of that series. Voting rights would not be cumulative and the shares of each series of the Trust would be voted separately except when an aggregate vote is required by law.

In addition to Investor Shares, the Portfolio offers Institutional Shares, Financial Shares, Service Shares and Premium Shares (individually, a 'Class') by separate prospectuses. Each Class has a different distribution arrangement. Also, to the extent one Class bears expenses different from the other Classes, the amount of dividends and other distributions it receives, and its performance, will differ. Shareholders of one Class have the same voting rights as shareholders of the other Classes, except that separate votes are taken by each

Class of the Portfolio if the interests of one Class differ from the interests of the others. For information about Institutional Shares, Financial Shares, Service Shares or Premium Shares, please call (800) 941-MILE, or ask your sales representative which Class would be a suitable investment.

Delaware law does not require a registered investment company to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by Federal or state law. Shareholders have available procedures for requiring the Trustees to call a meeting and for removing Trustees. Shares issued by the Trust have no conversion, subscription or preemptive rights. See 'OTHER INFORMATION--The Trust and its Shareholders' in the Statement of Additional Information.


As of March 6, 1998, the Trustees and officers of the Portfolio in the aggregate owned less than one percent of the outstanding shares of the Portfolio.


No person has been authorized to give any information or to make any representations other than those contained in this Prospectus, the Statement of Additional Information and the Portfolio's official sales literature in connection with the offering of the Portfolio's shares, and if given or made, such information or representations must not be relied upon as having been authorized by the Trust. This Prospectus does not constitute an offer in any state in which, or to any person to whom, such offer may not lawfully be made.

                                     THE
                                  MILESTONE
                                    FUNDS

                                   Adviser
      -----------------------------------------------------------------
                      Milestone Capital Management, L.P.
                           One Executive Boulevard
                              Yonkers, NY 10701

                          Administrator / Custodian
      -----------------------------------------------------------------
                             The Bank of New York
                             90 Washington Street
                              New York, NY 10286

                         Underwriter / Transfer Agent
      -----------------------------------------------------------------
         CW Fund Distributors, Inc. / Countrywide Fund Services, Inc.
                                P. O. Box 5354
                          Cincinnati, OH 45201-5354

                                Primary Dealer
      -----------------------------------------------------------------
                           Bear, Stearns & Co. Inc.
                               245 Park Avenue
                              New York, NY 10167

                                Legal Counsel
      -----------------------------------------------------------------
                      Kramer, Levin, Naftalis & Frankel
                               919 Third Avenue
                              New York, NY 10022

                             Independent Auditors
      -----------------------------------------------------------------
                            Deloitte & Touche, LLP
                          Two World Financial Center
                           New York, NY 10281-1434

                             The Milestone Funds
                                 800-941-MILE

                               The Milestone Funds
                         Treasury Obligations Portfolio





                                     ADVISER
                       Milestone Capital Management, L.P.












                                   PROSPECTUS

                                 MARCH 30, 1998






                                FINANCIAL SHARES

                               The Milestone Funds
                         Treasury Obligations Portfolio
                                Financial Shares
                One Executive Boulevard, Yonkers, New York 10701
                                 (800) 941-MILE


This Prospectus offers Financial Shares of the Treasury Obligations Portfolio (the "Portfolio"), a diversified, no-load money market portfolio of The Milestone Funds (the "Trust"), an open-end investment management company. The Portfolio seeks to provide its shareholders with the maximum current income that is consistent with the preservation of capital and the maintenance of liquidity. Milestone Capital Management, L.P. serves as the Portfolio's investment adviser.

          Treasury Obligations Portfolio invests only in short-term obligations of the U.S. Treasury and repurchase agreements fully collateralized by obligations of the U.S. Treasury.


This Prospectus provides you with information about the Trust and the Portfolio which you should know before investing in shares of the Portfolio. A Statement of Additional Information, dated March 30, 1998, has been filed with the Securities and Exchange Commission ("SEC") and is available free of charge by contacting The Milestone Funds, One Executive Boulevard, Yonkers, New York 10701, or by calling (800) 941-MILE (6453). This information contained in the Statement of Additional Information, as amended from time to time, is incorporated by reference into this prospectus.


     Investors should read and retain this Prospectus for future reference.

An investment in the Portfolio is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Portfolio will maintain a stable net asset value of $1.00 per share.

Shares of the Portfolio are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, the Federal Reserve Board, or any other agency, and are subject to investment risk, including the possible loss of principal.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                                                                           Page
                                                                           ----
Prospectus Summary....................................................       2
Expenses of Investing in the Portfolio................................       3

Financial Highlights..................................................       4

Investment Objective and Policies.....................................       4
Risk Considerations...................................................       5
Additional Investment Policies and Practices..........................       5
Management of the Trust...............................................       6
How to Invest in the Portfolio........................................       9
How to Redeem Shares of the Portfolio.................................      11
Dividends and Tax Matters.............................................      12
Other Information.....................................................      13


                               PROSPECTUS SUMMARY

PORTFOLIO HIGHLIGHTS


Financial Shares. This prospectus offers Financial Shares of the Treasury Obligations Portfolio. The Treasury Obligations Portfolio (the "Portfolio") is a money market fund that invests only in U.S. Treasury obligations and repurchase agreements fully collateralized by U.S. Treasury obligations. Financial Shares are designed primarily for use by large institutional investors. The Portfolio also offers Institutional Shares, Investor Shares, Service Shares and Premium Shares by separate prospectus which are subject to different expenses that affect their performance. For further information about these shares call (800) 941-MILE. See "Other Information".



Management. The Portfolio's investment adviser is Milestone Capital Management, L.P. (the "Adviser"), One Executive Boulevard, Yonkers, New York 10701. See "Management of the Trust".

Administration and Underwriting. The administrator of the Trust is The Bank of New York, 90 Washington Street, New York, New York 10286. CW Fund Distributors, Inc., P. O. Box 5354, Cincinnati, Ohio 45201-5354, serves as statutory underwriter of the Trust's shares. See "Management of the Trust".

Purchases and Redemptions. Investors may purchase and redeem shares of beneficial interest in the Portfolio without any sales loads or other charges any day the New York Stock Exchange and the Federal Reserve Bank of New York are open ("Fund Business Day") between the hours of 8:30 a.m. and 7:00 p.m. (Eastern
Time). To allow the Adviser to manage the Portfolio most effectively, investors are encouraged to execute as many trades as possible before 2:30 p.m. If

Countrywide Fund Services, Inc. (the "Transfer Agent") receives a firm indication of the approximate size of a purchase by 2:30 p.m. (Eastern Time), and the completed purchase order by 4: 30 p.m., the shares purchased will earn dividends on the same day. If the Transfer Agent receives a firm indication of the approximate size of a redemption by 2:30 p.m. (Eastern Time), and the completed redemption order by 4: 30 p.m., redemption proceeds will ordinarily be wired that day, and the investor will not receive that day's dividends. The minimum initial investment is $20,000,000. The Trust and the Transfer Agent each reserves the right to waive this minimum initial investment limitation. There is no minimum subsequent investment. See "How To Invest In The Portfolio" and "How To Redeem Shares Of The Portfolio".


Dividends. Dividends of net investment income are declared daily and paid monthly by the Portfolio and are reinvested in Portfolio shares unless the shareholder has elected cash distributions. See "Dividends and Tax Matters".

                     EXPENSES OF INVESTING IN THE PORTFOLIO

The purpose of the following table is to assist an investor in understanding the various costs and expenses that a shareholder of the Trust will bear, either directly or indirectly.

Shareholder Transaction Expenses:

         Maximum Sales Load Imposed on Purchases........................................         None
         Maximum Sales Load Imposed on Reinvested Dividends.............................         None
         Deferred Sales Load............................................................         None
         Redemption Fees................................................................         None
         Exchange Fees..................................................................         None

Annual Portfolio Operating Expenses (as a percentage of annual average net assets):

         Advisory Fees..................................................................         0.10%
         Other Expenses.................................................................         0.05%
                                                                                                 -----
         Total Operating Expenses.......................................................         0.15%
                                                                                                 =====

Example


You would pay the following expenses on a $1,000 investment in Financial Shares of the Portfolio,

assuming a 5% annual return and redemption at the end        1 Year         3 Years        5 Years       10 Years
of each period:  .  .  .  .                                    $2              $5             $8           $19
                                                                                             ---           ---


This example is based on the fees listed in the table and assumes the reinvestment of dividends. The example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown.

                              FINANCIAL HIGHLIGHTS

The following financial highlights of the Portfolio's Financial Shares have been audited by Deloitte & Touche, LLP, independent certified public accountants. The financial statements and independent accountant's report thereon of the Portfolio are incorporated into the Statement of Additional Information.



                                                              For the period
                                                              March 13, 1997*
                                                                  through
                                                             November 30, 1997
                                                             -----------------

Per share operating performance for a share outstanding
     throughout the period
Beginning net asset value per share                             $      1.00
                                                                -----------

Net investment income                                                 0.038

Dividends from net investment income                                 (0.038)

Ending net asset value per share                                $      1.00
                                                                -----------

Total return                                                           5.52%(a)

Ratios/supplemental data
Ratios to average net assets:
     Expenses                                                          0.14%(a)
     Net investment income                                             5.45%(a)

Net assets at the end of period (000's omitted)                 $    90,465
                                                                -----------

(a)  Annualized

*    Commencement of operations


                        INVESTMENT OBJECTIVE AND POLICIES

INVESTMENT OBJECTIVE

The Portfolio seeks to provide investors with maximum current income consistent with the preservation of capital and the maintenance of liquidity. As with any mutual fund, there is no assurance that the Portfolio will achieve this goal.

INVESTMENT POLICIES

The Portfolio invests only in U.S. Treasury obligations and repurchase agreements fully collateralized by U.S. Treasury obligations. The Portfolio may purchase U.S. Treasury obligations on a when-issued or forward commitment basis. The Portfolio will maintain an average maturity, computed on a dollar-weighted basis, of 90 days or less.

The following permissible investments and investment restrictions are fundamental investment policies of the Portfolio that may not be changed without shareholder approval:

Permissible Investments. The Portfolio seeks to achieve its investment objective by investing only in:

     U.S. Treasury obligations maturing in 397 days or less. U.S. Treasury obligations are securities issued by the United States Treasury, such as Treasury bills, notes and bonds, that are fully guaranteed as to payment of principal and interest by the United States Government.

     Repurchase agreements fully collateralized by U.S. Treasury obligations. Repurchase agreements are transactions in which the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally one-to-seven days later. The resale price reflects a market rate of interest that is not related to the coupon rate or maturity of the purchased security. The Portfolio enters into repurchase agreements only with primary dealers designated by the Federal Reserve Bank of New York which the Adviser believes present minimal credit risks in accordance with guidelines established by the Board of Trustees of the Trust (the "Board"). The Adviser monitors the credit-worthiness of sellers under the Board's general supervision. If a seller defaults on its repurchase obligation, however, the Portfolio might suffer a loss.

The Portfolio may invest in U.S. Treasury obligations or repurchase agreements without limit. Although the Portfolio intends to be fully invested in these instruments, it may hold a de minimis amount of cash for a short period prior to investment or payment of the proceeds of redemption.

In the future, the Portfolio may attempt to achieve its investment objectives by holding, as its only investment securities, the securities of another investment company having identical investment objectives and policies as the Portfolio in accordance with the provisions of the Investment Company Act of 1940 or any orders, rules or regulations thereunder adopted by the Securities and Exchange Commission.

Investment Restrictions.  The Portfolio will not:

     1. Invest in structured notes or instruments commonly known as derivatives;

     2. Invest in variable, adjustable or floating rate instruments of any kind;

     3.   Enter into reverse repurchase agreements;

     4. Invest in securities issued by agencies or instrumentalities of the United States Government, such as the Federal National Mortgage Association ("FNMA"), Government National Mortgage Association ("GNMA"), Federal Home Loan Mortgage Corp. ("Freddie Mac"), or the Small Business Administration ("SBA"); or,

     5.   Invest in zero coupon bonds.

The Portfolio will make no investment unless the Adviser first determines that it is eligible for purchase and presents minimal credit risks, pursuant to procedures adopted by the Board. The Portfolio's investments are subject to the restrictions imposed by Rule 2a-7 under the Investment Company Act of 1940.

                               RISK CONSIDERATIONS

Although the Portfolio invests in short-term Treasury obligations, an investment in the Portfolio is subject to risk even if all securities in the Portfolio's portfolio are paid in full at maturity. All money market instruments, including U.S. Treasury obligations, can change in value in response to changes in interest rates, and a major change in rates could cause the share price to change. While U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government, an investment in the Portfolio is neither insured nor guaranteed by the U.S. Government or any other party. Thus, while the Portfolio seeks to maintain a stable net asset value of $1.00 per share, there is no assurance that it will do so. For a discussion of the risks associated with particular investment practices of the Portfolio, see "Additional Investment Policies and Practices".

                  ADDITIONAL INVESTMENT POLICIES AND PRACTICES

The Portfolio may not change its investment objective or any investment policy designated as fundamental without shareholder approval. Investment policies or practices of the Portfolio that are not designated as fundamental may be changed by the Board without shareholder approval, following notice to shareholders. The Portfolio's additional fundamental and nonfundamental investment policies are described further below and in the Statement of Additional Information.

Borrowing. As a fundamental investment policy, the Portfolio may only borrow money for temporary or emergency purposes (not for leveraging or investment), including the meeting of redemption requests, in amounts up to 33 1/3% of the Portfolio's total assets. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, the Portfolio might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. As a nonfundamental investment policy, the Portfolio may not purchase securities for investment while any borrowing equaling 5% or more of the Portfolio's total assets is outstanding.

When-Issued and Delayed Delivery Transactions. The Portfolio may purchase new issues of U.S. Treasury Obligations on a "when-issued" basis or existing issues of U.S. Treasury obligations on a "delayed delivery" basis. The Portfolio would enter into these forward commitments to obtain securities at prices that might not be available in the future. The price is fixed when the commitment is made, but the securities are delivered on a future date beyond the customary settlement time and paid for upon delivery. The Portfolio assumes the risk that the value of the securities on the delivery date may be more or less than the purchase price. Failure by the other party to deliver a security purchased by the Portfolio may result in a loss or a missed opportunity to make an alternative investment. Commitments for when-issued or delayed delivery transactions will be entered into only when the Portfolio intends to acquire the securities. Although there is no limit on the amount of these commitments that the Portfolio may make, under normal circumstances it will not commit more than 30% of its total assets to such purchases.

Illiquid Securities. The Portfolio may invest no more than 10% of its net assets in securities that at the time of purchase are illiquid, including repurchase agreements having a maturity of more than seven days and not entitling the holder to payment of principal within seven days. In addition, the Portfolio will not invest in repurchase agreements having a maturity in excess of one year. Under the supervision of, and pursuant to guidelines established by, the Board, the Adviser determines and monitors the liquidity of portfolio securities. The Portfolio will not purchase a security if, as a result, more than 10% of its net assets would be invested in illiquid securities. If a security becomes illiquid and, as a result, more than 10% of the Portfolio's net assets are invested in illiquid securities, the Adviser will take reasonable steps to reduce the Portfolio's holdings of illiquid securities to 10% or less of its net assets.

Temporary Defensive Positions. Under abnormal market or economic conditions, the Portfolio temporarily may hold up to 100% of its investable assets in cash.

                             MANAGEMENT OF THE TRUST


BOARD OF TRUSTEES

The business of the Trust and the Portfolio is managed under the direction of the Board of Trustees. The Board formulates the general policies of the Portfolio and meets regularly to review the Portfolio's performance, monitor its investment activities and practices, and review other matters affecting the Portfolio and the Trust. Additional information regarding the Trustees, as well as the Company's executive officers, may be found in the Statement of Additional Information under the heading "Management - Trustees and Officers".

THE ADVISER

Milestone Capital Management, L.P. (the "Adviser") serves as investment adviser to the Portfolio pursuant to an investment advisory agreement with the Trust. Subject to the general control of the Board, the Adviser continually manages the Portfolio, including the purchase, retention and disposition of its securities and other assets. The Adviser is a limited partnership organized under the laws of the State of New York on August 1, 1994, and is a registered investment adviser under the Investment Advisers Act of 1940. The General Partner of the Adviser is Milestone Capital Management Corp., a New York corporation.

Janet Tiebout Hanson is President and Chief Executive Officer of the Adviser. Ms. Hanson is also President and Chief Executive Officer of Milestone Capital Management Corp., in which she holds the controlling interest. She is a former vice-president of Goldman, Sachs & Co., a leading investment banking firm. During her fourteen year tenure with Goldman Sachs, Ms. Hanson held significant sales, marketing, and management positions in both the Fixed Income and Asset Management Divisions, including co-manager of Money Market Sales in New York. Ms. Hanson was responsible for developing many of the firm's key relationships with major institutional investors. In addition, she was instrumental in raising assets for Goldman Sachs Asset Management's money market and bond mutual funds. Ms. Hanson holds a BA in government from Wheaton College in Massachusetts and an MBA in finance from Columbia University.

Marc H. Pfeffer is Chief Investment Officer of the Adviser. He is primarily responsible for the day-to-day management of the Treasury Obligations Portfolio and heads the Adviser's portfolio management and research team. Before joining the Adviser, Mr. Pfeffer was with Goldman, Sachs & Co. for eight years. As a vice-president and portfolio manager of Goldman Sachs' Asset Management, he was responsible for managing six institutional money market portfolios which grew to over $3 billion in total assets as of November 1994. Mr. Pfeffer holds a BS in finance from the State University of New York at Buffalo and an MBA in finance from Fordham University.

For its services, the Adviser may receive a fee at an annual rate equal to 0.10% of the Portfolio's average daily net assets. The Adviser is responsible for payment of salaries of its portfolio manager and staff as well as other expenses necessary to the performance of its duties under the investment advisory agreement. The Adviser may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of the Portfolio without reimbursement from the Trust.

The Trust, on behalf of the Portfolio, is responsible for all expenses other than those expressly borne by the Adviser under the investment advisory agreement. The expenses borne by the Trust include, but are not limited to, the investment advisory fee, administration fee, transfer agent fee, and custodian fee, costs of preparing, printing and delivering to shareholders the Trust's prospectuses, statements of additional information, and shareholder reports, legal fees, auditing and tax fees, taxes, blue sky fees, SEC fees, compliance expenses, insurance expenses, and compensation of certain of the Trust's Trustees, officers and employees and other personnel performing services for the Trust. Should the expenses of the Portfolio (including the fees of the Adviser but excluding interest, taxes, brokerage commissions, litigation and indemnification expenses and other extraordinary expenses) for any fiscal year exceed the limits prescribed by any state in which the Portfolio's shares are qualified for sale, the Adviser will reduce its fee or reimburse expenses by the amount of such excess.

The Adviser may enter into separate agreements with third parties that provide various services to those shareholders of the Trust who purchase shares of the Portfolio. For these services, the Adviser, at its own expense and from its own resources, may pay a fee which would not increase the amount of any advisory fees paid to the Adviser by the Portfolio.

ADMINISTRATOR

The Bank of New York, 90 Washington Street, New York, New York 10286 serves as the administrator of the Trust, pursuant to an Administration Agreement with the Trust.

The services The Bank of New York provides to the Trust include: coordinating the activities of any third parties furnishing services to the Trust; providing the necessary office space, equipment and personnel to perform administrative and clerical functions for the Trust and preparing, filing and distributing proxy materials, periodic reports to shareholders, registration statements and other documents.

As compensation for services performed under the Administration Agreement, The Bank of New York receives a monthly fee calculated at the annual rate of .04% of the assets of the Portfolio as determined at each month end, with a maximum fee of $100,000 per annum.

UNDERWRITER


CW Fund Distributors, Inc. (the "Underwriter") serves as statutory underwriter of the Portfolio's shares pursuant to an Underwriting Agreement with the Trust. The Underwriter is an affiliate of the Trust's transfer agent. See "Transfer Agent".



The Underwriter is reimbursed for all costs and expenses incurred in this capacity but receives no further compensation for its services under the Underwriting Agreement. The Underwriter may enter into arrangements with banks, broker-dealers or other financial institutions ("Selected Dealers") through which investors may purchase or redeem shares. The Underwriter may compensate certain persons who provide services in connection with the sale or expected sale of shares of the Portfolio. Investors purchasing shares of the Portfolio through another financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that it may charge.

TRANSFER AGENT


Countrywide Fund Services, Inc., a registered transfer agent, acts as the Trust's transfer agent and dividend disbursing agent. The Transfer Agent maintains an account for each shareholder of the Portfolio (unless such accounts are maintained by sub-transfer agents or processing agents) and performs other transfer agency and related functions.


The Transfer Agent is authorized to subcontract any or all of its functions to one or more qualified sub-transfer agents, shareholder servicing agents, or processing agents, who may be affiliates of the Transfer Agent, and who agree to comply with the terms of the Transfer Agent's agreement with the Trust. Among the services provided by such agents are answering customer inquiries regarding account matters; assisting shareholders in designating and changing various account options; aggregating and processing purchase and redemption orders and transmitting and receiving funds for shareholder orders; transmitting, on behalf of the Trust, proxy statements, prospectuses and shareholder reports to shareholders and tabulating proxies; processing dividend payments and providing subaccounting services for Portfolio shares held beneficially; and providing such other services as the Trust or a shareholder may request. The Transfer Agent may pay these agents for their services, but no such payment will increase the Transfer Agent's compensation from the Trust.

                         HOW TO INVEST IN THE PORTFOLIO


Purchasing Shares. Shares of the Portfolio may be purchased by wire only. Shares are sold at the net asset value next determined after receipt of a purchase order in the manner described below. Purchase orders are accepted on any day on which the New York Stock Exchange and the Federal Reserve Bank of New York are open ("Fund Business Day") between the hours of 8:30 a.m. and 7:00 p.m. (Eastern
Time). The Trust does not determine net asset value, and purchase orders are not accepted, on the days those institutions observe the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving and

Christmas.

To purchase shares of the Portfolio by Federal Reserve wire, call the Transfer Agent, Countrywide Fund Services, Inc., at (800) 363-7660 or call your sales representative. If the Transfer Agent receives a firm indication of the approximate size of the intended investment before 2:30 p.m. (Eastern Time) and the completed purchase order before 4: 30 p.m. (Eastern Time), and the Custodian receives Federal Funds the same day, purchases of shares of the Portfolio begin to earn dividends that day. Completed orders received after 4: 30 p.m. begin to earn dividends the next Fund Business Day upon receipt of Federal Funds.


To allow the Adviser to manage the Portfolio most effectively, investors are encouraged to execute as many trades as possible before 2:30 p.m. To protect the Portfolio's performance and shareholders, the Adviser discourages frequent trading in response to short-term market fluctuations. The Portfolio reserves the right to refuse any investment that, in its sole discretion, would disrupt the Portfolio's management.

If the Public Securities Association recommends that the government securities markets close early, the Trust may advance the time at which the Transfer Agent must receive notification of orders for purposes of determining eligibility for dividends on that day. Investors who notify the Transfer Agent after the advanced time become entitled to dividends on the following Fund Business Day. If the Transfer Agent receives notification of a redemption request after the advanced time, it ordinarily will wire redemption proceeds on the next Fund Business Day.

If an investor does not remit Federal Funds, such payment must be converted into Federal Funds. This usually occurs within one Fund Business Day of receipt of a bank wire. Prior to receipt of Federal Funds, the investor's monies will not be invested.

The following procedure will help assure prompt receipt of your Federal Funds wire:


     A. Telephone the Transfer Agent, Countrywide Fund Services, Inc., toll free at (800) 363-7660 and provide the following information:


           Your name
           Address
           Telephone number
           Taxpayer ID number
           The amount being wired
           The identity of the bank wiring funds.

You will then be provided with a Portfolio account number. (Investors with existing accounts must also notify the Trust before wiring funds.)


     B. Instruct your bank to wire the specified amount to the Trust as follows:

            The Bank of New York, ABA # 021000018
            A/C # 8900276541
            FBO Milestone Funds Treasury Obligations Portfolio Operating Account
            Ref:  Shareholder Name and Account Number

An investor may open an account when placing an initial order by telephone, provided the investor thereafter submits an Account Registration Form by mail. An Account Registration Form is included with this Prospectus.

The Trust and the Transfer Agent each reserves the right to reject any purchase order for any reason.

Share Certificates. The Transfer Agent maintains a share account for each shareholder. The Trust does not issue share certificates.

Account Statements. Monthly account statements are sent to investors to report transactions such as purchases and redemptions as well as dividends paid during the month.

Minimum Investment Required. The minimum initial investment in the Portfolio is $20,000,000. There is no minimum subsequent investment. The Trust reserves the right to waive the minimum investment requirement.


                      HOW TO REDEEM SHARES OF THE PORTFOLIO


Redeeming Shares. Holders of shares of the Portfolio may redeem their shares without charge at the net asset value next determined after the Portfolio receives the redemption request. Redemption requests must be received in proper form and can be made by telephone request or wire request on any Fund Business Day between the hours of 8:30 a.m. and 7:00 p.m. (Eastern Time).

By Telephone. Redemption requests may be made by telephoning the Transfer Agent, Countrywide Fund Services, Inc., at (800) 363-7660. Shareholders must provide the Transfer Agent with the shareholder's account number, the exact name in which the shares are registered and some additional form of identification such as a password. A redemption by telephone may be made only if the telephone redemption authorization has been completed on the Account Registration Form included with this Prospectus. In an effort to prevent unauthorized or fraudulent redemption requests by telephone, the Transfer Agent will follow reasonable procedures to confirm that such instructions are genuine. If such procedures are followed, neither the Transfer Agent nor the Trust will be liable for any losses due to unauthorized or fraudulent redemption requests.


In times of drastic economic or market changes, it may be difficult to make redemptions by telephone. If a shareholder cannot reach the Transfer Agent by telephone, redemption requests may be mailed or hand-delivered to the Transfer Agent.


Written Requests. Redemption requests may be made by writing to The Milestone Funds, c/o Countrywide Fund Services, Inc., P. O. Box 5354, Cincinnati, Ohio 45201-5354. Written requests must be in proper form. The shareholder will need to provide the exact name in which the shares are registered, the Portfolio name, account number, and the share or dollar amount requested.


A signature guarantee is required for any written redemption request and for any instruction to change the shareholder's record name or address, a designated bank account, the dividend election, or the telephone redemption or other option elected on an account. Signature guarantees may be provided by any eligible institution acceptable to the Transfer Agent, including a bank, a broker, a dealer, national securities exchange, a credit union, or a savings association which is authorized to guarantee signatures. Other procedures may be implemented from time to time.

The Transfer Agent may request additional documentation to establish that a redemption request has been authorized properly. A redemption request will not be considered to have been received in proper form until such additional documentation has been submitted to the Transfer Agent.


Firm Indication of Redemption           Completed              Redemption
Request and Approximate Size of         Redemption             Proceeds
Redemption Received                     Order Received         Ordinarily                 Dividends
-------------------------------         --------------         -------------------   ---------------------
By 2:30 p.m. Eastern Time               By 4:30 p.m.           Wired same Business   Not earned on the
                                        Eastern Time           Day                   day request received

After 2:30 p.m. Eastern Time            After 4:30 p.m.        Wired next Business   Earned on day
                                        Eastern Time           Day                   request received



Due to the cost to the Trust of maintaining smaller accounts, the Trust reserves the right to redeem, upon 60 days written notice, all shares in an account with an aggregate net asset value of less than $2,000,000,000 unless an investment is made to restore the minimum value.



                            DIVIDENDS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS


Dividends. Dividends are declared daily and paid monthly, following the close of the last Fund Business Day of the month. Shares purchased by wire before 4:30 p.m. (Eastern Time) begin earning dividends that day. Dividends are automatically reinvested on payment dates in additional shares of the Portfolio unless cash payments are requested by contacting the Trust. The election to reinvest dividends and distributions or receive them in cash may be changed at any time upon written notice to the Transfer Agent. All dividends and other distributions are treated in the same manner for Federal income tax purposes whether received in cash or reinvested in shares of the Portfolio. If no election is made, all dividends and distributions will be reinvested.


Capital Gains Distributions. Net realized short-term capital gains, if any, will be distributed whenever the Trustees determine that such distributions would be in the best interest of the shareholders, which would be at least once per year. The Trust does not anticipate that the Portfolio would realize any long-term capital gains, but should they occur, they also will be distributed at least once every 12 months.

TAX MATTERS

Tax Status of the Portfolio. The Portfolio intends to qualify and continue to qualify to be taxed as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Portfolio will not be liable for Federal income taxes on the net investment income and capital gains distributed to its shareholders. Because the Portfolio intends to distribute all of its net investment income and net capital gains each year in accordance with the timing requirements of the Code, the Portfolio should also avoid Federal excise taxes.

Distributions. Dividends paid by the Portfolio out of its net investment income (including realized net short-term capital gains) are taxable to the shareholders of the Portfolio as ordinary income. Distributions of net long-term capital gains, if any, realized by the Portfolio are taxable to the shareholders as long-term capital gains, regardless of the length of time the shareholder may have held shares in the Portfolio at the time of distribution. Distributions are subject to Federal income tax when they are paid, whether received in cash or reinvested in shares of the Portfolio. Distributions declared in December and paid in January, however, are taxable as if paid on December 31st.

The Portfolio is required by Federal law to withhold 31% of reportable payments (which may include dividends and capital gain distributions) paid to a non-corporate shareholder unless that shareholder certifies in writing that the social security or other tax identification number provided is correct and that the shareholder is not subject to backup withholding for prior underreporting to the Internal Revenue Service.


Some states and localities do not tax dividends paid on shares of the Portfolio that are attributable to interest from U.S. Treasury obligations (but not necessarily interest earned on repurchase agreements).

Reports containing appropriate information with respect to the Federal income tax status of dividends, distributions and redemptions, including the proportions attributable to capital gains and interest on U.S. Treasury obligations, paid during the year by the Portfolio will be mailed to shareholders shortly after the close of each calendar year.

The foregoing is only a summary of some of the tax considerations generally affecting the Portfolio and its shareholders. The Statement of Additional Information contains a further discussion. Because other Federal, state or local tax considerations may apply, investors are urged to consult their tax advisors.

                                OTHER INFORMATION

Portfolio Performance. The Portfolio may advertise its yield, which is based on historical results and is not intended to indicate future performance. Yield shows the rate of income the Portfolio has earned on its investments as a percentage of the Portfolio's share price. To calculate yield, the Portfolio takes the interest income it earned from its portfolio of investments for a seven-day period (net of expenses), divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on the Portfolio's share price at the end of the seven-day period. The Portfolio's compounded annualized yield assumes the reinvestment of dividends paid by the Portfolio, and therefore will be somewhat higher than the annualized yield for the same period.


The Portfolio's advertisements may refer to ratings and rankings among similar funds by independent evaluators such as Morningstar, Lipper Analytical
Services, Inc. or IBC Financial Data, Inc. In addition, the performance of the Portfolio may be compared to recognized indices of market performance. The comparative material found in the Portfolio's advertisements, sales literature, or reports to shareholders may contain performance ratings. This material is not to be considered representative or indicative of future performance.


Determination of Net Asset Value. The net asset value per share of the Portfolio is determined at 4:30 p.m. (Eastern Time) on each Fund Business Day. The net asset value is determined by subtracting total liabilities from total assets and dividing the remainder by the number of shares outstanding. The Portfolio's securities are valued at their amortized cost which does not take into account unrealized gains or losses on securities. This method involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any premium paid or accreting discount received. The amortized cost method minimizes changes in the market value of the securities held by the Portfolio and helps it maintain a stable price of $1.00 per share.


Custodian and Accounting Agent. The Bank of New York, New York, New York, is custodian for the securities and cash of the Trust. The Bank of New York is also the accounting agent for the Portfolio, with responsibility for calculating the net asset value of the Financial Shares and for maintaining its books and records.

Legal Counsel. Legal counsel to the Trust is provided by Kramer, Levin, Naftalis & Frankel, New York, New York.


Independent Auditors. The independent auditors for the Trust are Deloitte & Touche, LLP, New York, New York.


The Trust, Its Shares and Classes. The Trust is registered with the SEC as an open-end management investment company and was organized as a business trust under the laws of the State of Delaware on July 14, 1994. The Board has the authority to issue an unlimited number of shares of beneficial interest of separate series with no par value per share and to create classes of shares within each series. If shares of separate series are issued, each share of each series would be entitled to participate equally in dividends and other distributions and the proceeds of any liquidation of that series. Voting rights would not be cumulative and the shares of each series of the Trust would be voted separately except when an aggregate vote is required by law.

In addition to Financial Shares, the Portfolio offers Institutional Shares, Investor Shares, Service Shares and Premium Shares by separate prospectus. Each class of shares has a different distribution arrangement. Also, to the extent one class bears expenses different from the other class, the amount of dividends and other distributions it receives, and its performance, will differ. Shareholders of one class have the same voting rights as shareholders of the other class, except that separate votes are taken by each class of the Portfolio if the interests of one class differ from the interests of the other. For information about Institutional Shares, Investor Shares, Service Shares and Premium Shares, please call (800) 941-MILE.

Delaware law does not require a registered investment company to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by Federal or state law. Shareholders have available procedures for requiring the Trustees to call a meeting and for removing Trustees. Shares issued by the Trust have no conversion, subscription or preemptive rights. See "OTHER INFORMATION - The Trust and its Shareholders" in the Statement of Additional Information.



As of March 6, 1998, the Trustees and officers of the Portfolio in the aggregate owned less than one percent of the outstanding shares of the Portfolio.


No person has been authorized to give any information or to make any representations other than those contained in this Prospectus, the Statement of Additional Information and the Portfolio's official sales literature in connection with the offering of the Portfolio's shares, and if given or made, such information or representations must not be relied upon as having been authorized by the Trust. This Prospectus does not constitute an offer in any state in which, or to any person to whom, such offer may not lawfully be made.

                               The Milestone Funds

                                     Adviser
                       Milestone Capital Management, L.P.
                             One Executive Boulevard
                                Yonkers, NY 10701



                            Administrator / Custodian
                              The Bank of New York
                              90 Washington Street
                               New York, NY 10286
                          Underwriter / Transfer Agent

          CW Fund Distributors, Inc. / Countrywide Fund Services, Inc.
                                 P. O. Box 5354
                            Cincinnati, OH 45201-5354


                                  Legal Counsel
                        Kramer, Levin, Naftalis & Frankel
                                919 Third Avenue
                               New York, NY 10022


                              Independent Auditors
                             Deloitte & Touche, LLP
                           Two World Financial Center
                             New York, NY 10281-1434

                               The Milestone Funds
                                  800-941-MILE

                               The Milestone Funds
                         Treasury Obligations Portfolio





                                     ADVISER
                       Milestone Capital Management, L.P.












                                   PROSPECTUS

                                 MARCH 30, 1998






                                 SERVICE SHARES

                               The Milestone Funds
                         Treasury Obligations Portfolio
                                 Service Shares
                One Executive Boulevard, Yonkers, New York 10701
                                 (800) 941-MILE


This Prospectus offers Service Shares of the Treasury Obligations Portfolio (the "Portfolio"), a diversified, no-load money market portfolio of The Milestone Funds (the "Trust"), an open-end investment management company. The Portfolio seeks to provide its shareholders with the maximum current income that is consistent with the preservation of capital and the maintenance of liquidity. Milestone Capital Management, L.P. serves as the Portfolio's investment adviser.

     Treasury Obligations Portfolio invests only in short-term obligations of the U.S. Treasury and repurchase agreements fully collateralized by obligations of the U.S. Treasury.


This Prospectus provides you with information about the Trust and the Portfolio which you should know before investing in shares of the Portfolio. A Statement of Additional Information, dated March 30, 1998, has been filed with the Securities and Exchange Commission ("SEC") and is available free of charge by contacting The Milestone Funds, One Executive Boulevard, Yonkers, New York 10701, or by calling (800) 941-MILE (6453). This information contained in the Statement of Additional Information, as amended from time to time, is incorporated by reference into this prospectus.


     Investors should read and retain this Prospectus for future reference.

An investment in the Portfolio is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Portfolio will maintain a stable net asset value of $1.00 per share.

Shares of the Portfolio are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, the Federal Reserve Board, or any other agency, and are subject to investment risk, including the possible loss of principal.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----
Prospectus Summary ........................................................    2
Expenses of Investing in the Portfolio ....................................    3

Financial Highlights ......................................................    4

Investment Objective and Policies .........................................    4
Risk Considerations .......................................................    5
Additional Investment Policies and Practices ..............................    6
Management of the Trust ...................................................    7
How to Invest in the Portfolio ............................................   10
How to Redeem Shares of the Portfolio .....................................   12
Dividends and Tax Matters .................................................   13
Other Information .........................................................   14


                               PROSPECTUS SUMMARY

PORTFOLIO HIGHLIGHTS


Service Shares. This prospectus offers Service Shares of the Treasury Obligations Portfolio. The Treasury Obligations Portfolio (the "Portfolio") is a money market fund that invests only in U.S. Treasury obligations and repurchase agreements fully collateralized by U.S. Treasury obligations. Service Shares are designed primarily for use by banks and other financial institutions acting for themselves or in an advisory, agency, custodial, fiduciary or other similar capacity. The Portfolio also offers Institutional Shares, Investor Shares, Financial Shares and Premium Shares by separate prospectus which are subject to different expenses that affect their performance. For further information about these shares call (800) 941-MILE. See "Other Information".



Management. The Portfolio's investment adviser is Milestone Capital Management, L.P. (the "Adviser"), One Executive Boulevard, Yonkers, New York 10701. See "Management of the Trust".

Administration and Underwriting. The administrator of the Trust is The Bank of New York, 90 Washington Street, New York, New York 10286. CW Fund Distributors, Inc., P. O. Box 5354, Cincinnati, Ohio 45201-5354, serves as statutory underwriter of the Trust's shares. See "Management of the Trust".

Purchases and Redemptions. Investors may purchase and redeem shares of beneficial interest in the Portfolio without any sales loads or other charges any day the New York Stock Exchange and the Federal Reserve Bank of New York are open ("Fund Business Day") between the hours of

8:30 a.m. and 7:00 p.m. (Eastern Time). To allow the Adviser to manage the Portfolio most effectively, investors are encouraged to execute as many trades as possible before 2:30 p.m. If Countrywide Fund Services, Inc. (the "Transfer Agent") receives a firm indication of the approximate size of a purchase by 2:30 p.m. (Eastern Time), and the completed purchase order by 4: 30 p.m., the shares purchased will earn dividends on the same day. If the Transfer Agent receives a firm indication of the approximate size of a redemption by 2:30 p.m. (Eastern
Time), and the completed redemption order by 4: 30 p.m., redemption proceeds will ordinarily be wired that day, and the investor will not receive that day's dividends. The minimum initial investment is $500,000. The Trust and the Transfer Agent each reserves the right to waive this minimum initial investment limitation. There is no minimum subsequent investment. See "How To Invest In The Portfolio" and "How To Redeem Shares Of The Portfolio".


Dividends. Dividends of net investment income are declared daily and paid monthly by the Portfolio and are reinvested in Portfolio shares unless the shareholder has elected cash distributions. See "Dividends and Tax Matters".

                     EXPENSES OF INVESTING IN THE PORTFOLIO

The purpose of the following table is to assist an investor in understanding the various costs and expenses that a shareholder of the Trust will bear, either directly or indirectly.

Shareholder Transaction Expenses:

         Maximum Sales Load Imposed on Purchases........................................         None
         Maximum Sales Load Imposed on Reinvested Dividends.............................         None
         Deferred Sales Load............................................................         None
         Redemption Fees................................................................         None
         Exchange Fees..................................................................         None

Annual Portfolio Operating Expenses (as a percentage of annual average net assets):

         Advisory Fees..................................................................         0.10%
         12b-1 Fees.....................................................................         0.05%*
         Shareholder Servicing Fees.....................................................         0.25%
         Other Expenses.................................................................         0.05%
                                                                                                 -----
         Total Operating Expenses.......................................................         0.45%
                                                                                                 =====

 .........


* Under the Rule 12b-1 Plan of the Portfolio's Service Shares, the Service Shares may incur distribution expenses of up to 0.25% of the average daily net assets attributable to such Shares. For the current fiscal year, the Adviser has agreed to limit the total expenses of the Service Shares to 0.45%. This voluntary limitation may be terminated at any time subject to shareholders receiving 30 days notice of such change.

For a further description of the various expenses incurred in the operation of the Portfolio, see "Management of the Trust".

Example


You  would  pay  the  following  expenses  on  a  $1,000
investment  in    Service   Shares  of  the  Portfolio,
assuming a 5% annual  return and  redemption  at the end     1 Year         3 Years       5 Years        10 Years
of each period:  .  .  .  .                                    $5             $14           $25            $57


This example is based on the fees listed in the table and assumes the reinvestment of dividends. The example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown.


                              FINANCIAL HIGHLIGHTS




The following financial highlights of the Portfolio's Service Shares have been audited by Deloitte & Touche, LLP, independent certified public accountants. The financial statements and independent accountant's report thereon of the Portfolio are incorporated into the Statement of Additional Information.



                                                               For the period
                                                                May 2, 1997*
                                                                   through
                                                              November 30, 1997
                                                              -----------------

Per share operating performance for a share outstanding
          throughout the period
Beginning net asset value per share                            $       1.00
                                                               ------------


Net investment income                                                 0.030

Dividends from net investment income                                 (0.030)

Ending net asset value per share                               $       1.00
                                                               ------------

Total return                                                           5.21%(a)

Ratios/supplemental data
Ratios to average net assets:
     Expenses                                                          0.45%(a)
     Net investment income                                             5.15%(a)

Net assets at the end of period (000's omitted)                $    242,068
                                                               ------------

(a)  Annualized

*    Commencement of operations



                        INVESTMENT OBJECTIVE AND POLICIES

INVESTMENT OBJECTIVE

The Portfolio seeks to provide investors with maximum current income consistent with the preservation of capital and the maintenance of liquidity. As with any mutual fund, there is no assurance that the Portfolio will achieve this goal.

INVESTMENT POLICIES

The Portfolio invests only in U.S. Treasury obligations and repurchase agreements fully collateralized by U.S. Treasury obligations. The Portfolio may purchase U.S. Treasury obligations on a when-issued or forward commitment basis. The Portfolio will maintain an average maturity, computed on a dollar-weighted basis, of 90 days or less.

The following permissible investments and investment restrictions are fundamental investment policies of the Portfolio that may not be changed without shareholder approval:

Permissible Investments. The Portfolio seeks to achieve its investment objective by investing only in:

     U.S. Treasury obligations maturing in 397 days or less. U.S. Treasury obligations are securities issued by the United States Treasury, such as Treasury bills, notes and bonds, that are fully guaranteed as to payment of principal and interest by the United States Government.

     Repurchase agreements fully collateralized by U.S. Treasury obligations. Repurchase agreements are transactions in which the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally one-to-seven days later. The resale price reflects a market rate of interest that is not related to the coupon rate or maturity of the purchased security. The Portfolio enters into repurchase agreements only with primary dealers designated by the Federal Reserve Bank of New York which the Adviser believes present minimal credit risks in accordance with guidelines established by the Board of Trustees of the Trust (the "Board"). The Adviser monitors the credit-worthiness of sellers under the Board's general supervision. If a seller defaults on its repurchase obligation, however, the Portfolio might suffer a loss.

The Portfolio may invest in U.S. Treasury obligations or repurchase agreements without limit. Although the Portfolio intends to be fully invested in these instruments, it may hold a de minimis amount of cash for a short period prior to investment or payment of the proceeds of redemption.

In the future, the Portfolio may attempt to achieve its investment objectives by holding, as its only investment securities, the securities of another investment company having identical investment objectives and policies as the Portfolio in accordance with the provisions of the Investment Company Act of 1940 or any orders, rules or regulations thereunder adopted by the Securities and Exchange Commission.

Investment Restrictions.  The Portfolio will not:

     1. Invest in structured notes or instruments commonly known as derivatives;

     2. Invest in variable, adjustable or floating rate instruments of any kind;

     3.   Enter into reverse repurchase agreements;

     4. Invest in securities issued by agencies or instrumentalities of the United States Government, such as the Federal National Mortgage Association ("FNMA"), Government National Mortgage Association ("GNMA"), Federal Home Loan Mortgage Corp. ("Freddie Mac"), or the Small Business Administration ("SBA"); or,

     5.   Invest in zero coupon bonds.

The Portfolio will make no investment unless the Adviser first determines that it is eligible for purchase and presents minimal credit risks, pursuant to procedures adopted by the Board. The Portfolio's investments are subject to the restrictions imposed by Rule 2a-7 under the Investment Company Act of 1940.

                               RISK CONSIDERATIONS

Although the Portfolio invests in short-term Treasury obligations, an investment in the Portfolio is subject to risk even if all securities in the Portfolio's portfolio are paid in full at maturity. All money market instruments, including U.S. Treasury obligations, can change in value in response to changes in interest rates, and a major change in rates could cause the share price to change. While U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government, an investment in the Portfolio is neither insured nor guaranteed by the U.S. Government or any other party. Thus, while the Portfolio seeks to maintain a stable net asset value of $1.00 per share, there is no assurance that it will do so. For a discussion of the risks associated with particular investment practices of the Portfolio, see "Additional Investment Policies and Practices".

                  ADDITIONAL INVESTMENT POLICIES AND PRACTICES

The Portfolio may not change its investment objective or any investment policy designated as fundamental without shareholder approval. Investment policies or practices of the Portfolio that are not designated as fundamental may be changed by the Board without shareholder approval, following notice to shareholders. The Portfolio's additional fundamental and nonfundamental investment policies are described further below and in the Statement of Additional Information.

Borrowing. As a fundamental investment policy, the Portfolio may only borrow money for temporary or emergency purposes (not for leveraging or investment), including the meeting of redemption requests, in amounts up to 33 1/3% of the Portfolio's total assets. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, the Portfolio might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. As a nonfundamental investment policy, the Portfolio may not purchase securities for investment while any borrowing equaling 5% or more of the Portfolio's total assets is outstanding.

When-Issued and Delayed Delivery Transactions. The Portfolio may purchase new issues of U.S. Treasury Obligations on a "when-issued" basis or existing issues of U.S. Treasury obligations on a "delayed delivery" basis. The Portfolio would enter into these forward commitments to obtain securities at prices that might not be available in the future. The price is fixed when the commitment is made, but the securities are delivered on a future date beyond the customary settlement time and paid for upon delivery. The Portfolio assumes the risk that the value of the securities on the delivery date may be more or less than the purchase price. Failure by the other party to deliver a security purchased by the Portfolio may result in a loss or a missed opportunity to make an alternative investment. Commitments for when-issued or delayed delivery transactions will be entered into only when the Portfolio intends to acquire the securities. Although there is no limit on the amount of these commitments that the Portfolio may make, under normal circumstances it will not commit more than 30% of its total assets to such purchases.

Illiquid Securities. The Portfolio may invest no more than 10% of its net assets in securities that at the time of purchase are illiquid, including repurchase agreements having a maturity of more than seven days and not entitling the holder to payment of principal within seven days. In addition, the Portfolio will not invest in repurchase agreements having a maturity in excess of one year. Under the supervision of, and pursuant to guidelines established by, the Board, the Adviser determines and monitors the liquidity of portfolio securities. The Portfolio will not purchase a security if, as a result, more than 10% of its net assets would be invested in illiquid securities. If a security becomes illiquid and, as a result, more than 10% of the Portfolio's net assets are invested in illiquid securities, the Adviser will take reasonable steps to reduce the Portfolio's holdings of illiquid securities to 10% or less of its net assets.

Temporary Defensive Positions. Under abnormal market or economic conditions, the Portfolio temporarily may hold up to 100% of its investable assets in cash.

                             MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

The business of the Trust and the Portfolio is managed under the direction of the Board of Trustees. The Board formulates the general policies of the Portfolio and meets regularly to review the Portfolio's performance, monitor its investment activities and practices, and review other matters affecting the Portfolio and the Trust. Additional information regarding the Trustees, as well as the Company's executive officers, may be found in the Statement of Additional Information under the heading "Management - Trustees and Officers".

THE ADVISER

Milestone Capital Management, L.P. (the "Adviser") serves as investment adviser to the Portfolio pursuant to an investment advisory agreement with the Trust. Subject to the general control of the Board, the Adviser continually manages the Portfolio, including the purchase, retention and disposition of its securities and other assets. The Adviser is a limited partnership organized under the laws of the State of New York on August 1, 1994, and is a registered investment adviser under the Investment Advisers Act of 1940. The General Partner of the Adviser is Milestone Capital Management Corp., a New York corporation.

Janet Tiebout Hanson is President and Chief Executive Officer of the Adviser. Ms. Hanson is also President and Chief Executive Officer of Milestone Capital

Management Corp., in which she holds the controlling interest. She is a former vice-president of Goldman, Sachs & Co., a leading investment banking firm. During her fourteen year tenure with Goldman Sachs, Ms. Hanson held significant sales, marketing, and management positions in both the Fixed Income and Asset Management Divisions, including co-manager of Money Market Sales in New York. Ms. Hanson was responsible for developing many of the firm's key relationships with major institutional investors. In addition, she was instrumental in raising assets for Goldman Sachs Asset Management's money market and bond mutual funds. Ms. Hanson holds a BA in government from Wheaton College in Massachusetts and an MBA in finance from Columbia University.

Marc H. Pfeffer is Chief Investment Officer of the Adviser. He is primarily responsible for the day-to-day management of the Treasury Obligations Portfolio and heads the Adviser's portfolio management and research team. Before joining the Adviser, Mr. Pfeffer was with Goldman, Sachs & Co. for eight years. As a vice-president and portfolio manager of Goldman Sachs' Asset Management, he was responsible for managing six institutional money market portfolios which grew to over $3 billion in total assets as of November 1994. Mr. Pfeffer holds a BS in finance from the State University of New York at Buffalo and an MBA in finance from Fordham University.

For its services, the Adviser may receive a fee at an annual rate equal to 0.10% of the Portfolio's average daily net assets. The Adviser is responsible for payment of salaries of its portfolio manager and staff as well as other expenses necessary to the performance of its duties under the investment advisory agreement. The Adviser may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of the Portfolio without reimbursement from the Trust. The Trust, on behalf of the Portfolio, is responsible for all expenses other than those expressly borne by the Adviser under the investment advisory agreement. The expenses borne by the Trust include, but are not limited to, the investment advisory fee, administration fee, transfer agent fee, and custodian fee, costs of preparing, printing and delivering to shareholders the Trust's prospectuses, statements of additional information, and shareholder reports, legal fees, auditing and tax fees, taxes, blue sky fees, SEC fees, compliance expenses, insurance expenses, and compensation of certain of the Trust's Trustees, officers and employees and other personnel performing services for the Trust. Should the expenses of the Portfolio (including the fees of the Adviser but excluding interest, taxes, brokerage commissions, litigation and indemnification expenses and other extraordinary expenses) for any fiscal year exceed the limits prescribed by any state in which the Portfolio's shares are qualified for sale, the Adviser will reduce its fee or reimburse expenses by the amount of such excess.

The Adviser may enter into separate agreements with third parties that provide various services to those shareholders of the Trust who purchase shares of the Portfolio. For these services, the Adviser, at its own expense and from its own resources, may pay a fee which would not increase the amount of any advisory fees paid to the Adviser by the Portfolio.


ADMINISTRATOR

The Bank of New York, 90 Washington Street, New York, New York 10286 serves as the administrator of the Trust, pursuant to an Administration Agreement with the Trust.

The services The Bank of New York provides to the Trust include: coordinating the activities of any third parties furnishing services to the Trust; providing the necessary office space, equipment and personnel to perform administrative and clerical functions for the Trust and preparing, filing and distributing proxy materials, periodic reports to shareholders, registration statements and other documents.

As compensation for services performed under the Administration Agreement, The Bank of New York receives a monthly fee calculated at the annual rate of .04% of the assets of the Portfolio as determined at each month end, with a maximum fee of $100,000 per annum.

UNDERWRITER


CW Fund Distributors, Inc. (the "Underwriter") serves as statutory underwriter of the Portfolio's shares pursuant to an Underwriting Agreement with the Trust. The Underwriter is an affiliate of the Trust's transfer agent. See "Transfer Agent".


The Underwriter is reimbursed for all costs and expenses incurred in this capacity but receives no further compensation for its services under the Underwriting Agreement. The Underwriter may enter into arrangements with banks, broker-dealers or other financial institutions ("Selected Dealers") through which investors may purchase or redeem shares. The Underwriter may compensate certain persons who provide services in connection with the sale or expected sale of shares of the Portfolio. Investors purchasing shares of the Portfolio through another financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that it may charge.

DISTRIBUTION PLAN

The Trust has adopted a distribution plan for Service Shares. Pursuant to this Plan, the Portfolio may incur distribution expenses related to the sale of Service Shares of up to .25% per annum of the Portfolio's average daily net assets attributable to such Shares. The Plan provides that the Portfolio may finance activities which are primarily intended to result in the sale of Service Shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and payments to dealers who enter into agreements with the Trust or Underwriter. The Plan will only make payments for expenses actually incurred on a first-in, first-out basis. The Plan may carry forward for an unlimited number of years any unreimbursed expenses. Such amounts payable will be disclosed in the financial statements of the annual report to the Portfolio. If the Plan is terminated in accordance with its terms, the obligations of the Portfolio to make payments pursuant to the Plan will cease and the Portfolio will not be required to make any payments past the date the Plan terminates.

SHAREHOLDER SERVICES

The Trust has adopted a shareholder service plan under which it pays the Adviser
 .25% of the average daily net assets of the Service Shares such that the Trust may obtain the services of the Adviser and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this Plan, the Trust has authorized the Adviser to enter into agreements pursuant to which the shareholder servicing agent performs certain shareholder services. For these services, the Adviser pays the shareholder servicing agent a fee based upon the average daily net assets of the Service Shares owned by investors for which the shareholder servicing agent maintains a servicing relationship.

Among the services provided by shareholder servicing agents are: answering customer inquiries regarding account matters; assisting shareholders in designating and changing various account options; aggregating and processing purchase and redemption orders and transmitting and receiving funds for shareholder orders; transmitting, on behalf of the Trust, proxy statements, prospectuses and shareholder reports to shareholders and tabulating proxies; processing dividend payments and providing subaccounting services for Portfolio shares held beneficially; and providing such other services as the Trust or a shareholder may request.

TRANSFER AGENT


Countrywide Fund Services, Inc., a registered transfer agent, acts as the Trust's transfer agent and dividend disbursing agent. The Transfer Agent maintains an account for each shareholder of the Portfolio (unless such accounts are maintained by sub-transfer agents or processing agents) and performs other transfer agency and related functions.

The Transfer Agent is authorized to subcontract any or all of its functions to one or more qualified sub-transfer agents, shareholder servicing agents, or processing agents, who may be affiliates of the Transfer Agent, and who agree to comply with the terms of the Transfer Agent's agreement with the Trust. Among the services provided by such agents are answering customer inquiries regarding account matters; assisting shareholders in designating and changing various account options; aggregating and processing purchase and redemption orders and transmitting and receiving funds for shareholder orders; transmitting, on behalf of the Trust, proxy statements, prospectuses and shareholder reports to shareholders and tabulating proxies; processing dividend payments and providing subaccounting services for Portfolio shares held beneficially; and providing such other services as the Trust or a shareholder may request. The Transfer Agent may pay these agents for their services, but no such payment will increase the Transfer Agent's compensation from the Trust.

                         HOW TO INVEST IN THE PORTFOLIO


Purchasing Shares. Shares of the Portfolio may be purchased by wire only. Shares are sold at the net asset value next determined after receipt of a purchase order in the manner described below. Purchase orders are accepted on any day on which the New York Stock Exchange and the Federal Reserve Bank of New York are open ("Fund Business Day") between the hours of 8:30 a.m. and 7:00 p.m. (Eastern
Time). The Trust does not determine net asset value, and purchase orders are not accepted, on the days those institutions observe the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving and Christmas.

To purchase shares of the Portfolio by Federal Reserve wire, call the Transfer Agent, Countrywide Fund Services, Inc., at (800) 363-7660 or call your sales representative. If the Transfer Agent receives a firm indication of the approximate size of the intended investment before 2:30 p.m. (Eastern Time) and the completed purchase order before 4: 30 p.m. (Eastern Time), and the Custodian receives Federal Funds the same day, purchases of shares of the Portfolio begin to earn dividends that day. Completed orders received after 4: 30 p.m. begin to earn dividends the next Fund Business Day upon receipt of Federal Funds.


To allow the Adviser to manage the Portfolio most effectively, investors are encouraged to execute as many trades as possible before 2:30 p.m. To protect the Portfolio's performance and shareholders, the Adviser discourages frequent trading in response to short-term market fluctuations. The Portfolio reserves the right to refuse any investment that, in its sole discretion, would disrupt the Portfolio's management.

If the Public Securities Association recommends that the government securities markets close early, the Trust may advance the time at which the Transfer Agent must receive notification of orders for purposes of determining eligibility for dividends on that day. Investors who notify the Transfer Agent after the advanced time become entitled to dividends on the following Fund Business Day. If the Transfer Agent receives notification of a redemption request after the advanced time, it ordinarily will wire redemption proceeds on the next Fund Business Day.

If an investor does not remit Federal Funds, such payment must be converted into Federal Funds. This usually occurs within one Fund Business Day of receipt of a bank wire. Prior to receipt of Federal Funds, the investor's monies will not be invested.

The following procedure will help assure prompt receipt of your Federal Funds wire:


     A. Telephone the Transfer Agent, Countrywide Fund Services, Inc., toll free at (800) 363-7660 and provide the following information:


            Your name
            Address
            Telephone number
            Taxpayer ID number
            The amount being wired
            The identity of the bank wiring  funds.

You will then be provided with a Portfolio account number. (Investors with existing accounts must also notify the Trust before wiring funds.)

     B. Instruct your bank to wire the specified amount to the Trust as follows:

            The Bank of New York, ABA # 021000018
            A/C # 8900276541
            FBO Milestone Funds Treasury Obligations Portfolio Operating Account
            Ref:  Shareholder Name and Account Number

An investor may open an account when placing an initial order by telephone, provided the investor thereafter submits an Account Registration Form by mail. An Account Registration Form is included with this Prospectus.

The Trust and the Transfer Agent each reserves the right to reject any purchase order for any reason.

Share Certificates. The Transfer Agent maintains a share account for each shareholder. The Trust does not issue share certificates.

Account Statements. Monthly account statements are sent to investors to report transactions such as purchases and redemptions as well as dividends paid during the month.

Minimum Investment Required. The minimum initial investment in the Portfolio is $500,000. There is no minimum subsequent investment. The Trust reserves the right to waive the minimum investment requirement.

                      HOW TO REDEEM SHARES OF THE PORTFOLIO



Redeeming Shares. Holders of shares of the Portfolio may redeem their shares without charge at the net asset value next determined after the Portfolio receives the redemption request. Redemption requests must be received in proper form and can be made by telephone request or wire request on any Fund Business Day between the hours of 8:30 a.m. and 7:00 p.m. (Eastern Time).

By Telephone. Redemption requests may be made by telephoning the Transfer Agent, Countrywide Fund Services, Inc., at (800) 363-7660. Shareholders must provide the Transfer Agent with the shareholder's account number, the exact name in which the shares are registered and some additional form of identification such as a password. A redemption by telephone may be made only if the telephone redemption authorization has been completed on the Account Registration Form included with this Prospectus. In an effort to prevent unauthorized or fraudulent redemption requests by telephone, the Transfer Agent will follow reasonable procedures to confirm that such instructions are genuine. If such procedures are followed, neither the Transfer Agent nor the Trust will be liable for any losses due to unauthorized or fraudulent redemption requests.


In times of drastic economic or market changes, it may be difficult to make redemptions by telephone. If a shareholder cannot reach the Transfer Agent by telephone, redemption requests may be mailed or hand-delivered to the Transfer Agent.


Written Requests. Redemption requests may be made by writing to The Milestone Funds, c/o Countrywide Fund Services, Inc., P. O. Box 5354, Cincinnati, Ohio 45201-5354. Written requests must be in proper form. The shareholder will need to provide the exact name in which the shares are registered, the Portfolio name, account number, and the share or dollar amount requested.


A signature guarantee is required for any written redemption request and for any instruction to change the shareholder's record name or address, a designated bank account, the dividend election, or the telephone redemption or other option elected on an account. Signature guarantees may be provided by any eligible institution acceptable to the Transfer Agent, including a bank, a broker, a dealer, national securities exchange, a credit union, or a savings association which is authorized to guarantee signatures. Other procedures may be implemented from time to time.

The Transfer Agent may request additional documentation to establish that a redemption request has been authorized properly. A redemption request will not be considered to have been received in proper form until such additional documentation has been submitted to the Transfer Agent.


Firm Indication of Redemption           Completed              Redemption

Request and Approximate Size of         Redemption             Proceeds
Redemption Received                     Order Received         Ordinarily                 Dividends
-------------------------------         --------------         -------------------   ---------------------
By 2:30 p.m. Eastern Time               By 4:30 p.m.           Wired same Business   Not earned on the
                                        Eastern Time           Day                   day request received

After 2:30 p.m. Eastern Time            After 4:30 p.m.        Wired next Business   Earned on day
                                        Eastern Time           Day                   request received




Due to the cost to the Trust of maintaining smaller accounts, the Trust reserves the right to redeem, upon 60 days written notice, all shares in an account with an aggregate net asset value of less than $50,000 unless an investment is made to restore the minimum value.


                           DIVIDENDS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS


Dividends. Dividends are declared daily and paid monthly, following the close of the last Fund Business Day of the month. Shares purchased by wire before 4: 30 p.m. (Eastern Time) begin earning dividends that day. Dividends are automatically reinvested on payment dates in additional shares of the Portfolio unless cash payments are requested by contacting the Trust. The election to reinvest dividends and distributions or receive them in cash may be changed at any time upon written notice to the Transfer Agent. All dividends and other distributions are treated in the same manner for Federal income tax purposes whether received in cash or reinvested in shares of the Portfolio. If no election is made, all dividends and distributions will be reinvested.


Capital Gains Distributions. Net realized short-term capital gains, if any, will be distributed whenever the Trustees determine that such distributions would be in the best interest of the shareholders, which would be at least once per year. The Trust does not anticipate that the Portfolio would realize any long-term capital gains, but should they occur, they also will be distributed at least once every 12 months.

TAX MATTERS

Tax Status of the Portfolio. The Portfolio intends to qualify and continue to qualify to be taxed as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Portfolio will not be liable for Federal income taxes on the net investment income and capital gains distributed to its shareholders. Because the Portfolio intends to distribute all of its net investment income and net capital gains each year in accordance with the timing requirements of the Code, the Portfolio should also avoid Federal excise taxes.

Distributions. Dividends paid by the Portfolio out of its net investment income (including realized net short-term capital gains) are taxable to the shareholders of the Portfolio as ordinary income. Distributions of net long-term capital gains, if any, realized by the Portfolio are taxable to the shareholders as long-term capital gains, regardless of the length of time the shareholder may have held shares in the Portfolio at the time of distribution. Distributions are subject to Federal income tax when they are paid, whether received in cash or reinvested in shares of the Portfolio. Distributions declared in December and paid in January, however, are taxable as if paid on December 31st.

The Portfolio is required by Federal law to withhold 31% of reportable payments (which may include dividends and capital gain distributions) paid to a non-corporate shareholder unless that shareholder certifies in writing that the social security or other tax identification number provided is correct and that the shareholder is not subject to backup withholding for prior underreporting to the Internal Revenue Service.

Some states and localities do not tax dividends paid on shares of the Portfolio that are attributable to interest from U.S. Treasury obligations (but not necessarily interest earned on repurchase agreements).

Reports containing appropriate information with respect to the Federal income tax status of dividends, distributions and redemptions, including the proportions attributable to capital gains and interest on U.S. Treasury obligations, paid during the year by the Portfolio will be mailed to shareholders shortly after the close of each calendar year.

The foregoing is only a summary of some of the tax considerations generally affecting the Portfolio and its shareholders. The Statement of Additional Information contains a further discussion. Because other Federal, state or local tax considerations may apply, investors are urged to consult their tax advisors.

                                OTHER INFORMATION

Portfolio Performance. The Portfolio may advertise its yield, which is based on historical results and is not intended to indicate future performance. Yield shows the rate of income the Portfolio has earned on its investments as a percentage of the Portfolio's share price. To calculate yield, the Portfolio takes the interest income it earned from its portfolio of investments for a seven-day period (net of expenses), divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on the Portfolio's share price at the end of the seven-day period. The Portfolio's compounded annualized yield assumes the reinvestment of dividends paid by the Portfolio, and therefore will be somewhat higher than the annualized yield for the same period.


The Portfolio's advertisements may refer to ratings and rankings among similar funds by independent evaluators such as Morningstar, Lipper Analytical Services, Inc. or IBC Financial Data, Inc. In addition, the performance of the

Portfolio may be compared to recognized indices of market performance. The comparative material found in the Portfolio's advertisements, sales literature, or reports to shareholders may contain performance ratings. This material is not to be considered representative or indicative of future performance.


Determination of Net Asset Value. The net asset value per share of the Portfolio is determined at 4:30 p.m. (Eastern Time) on each Fund Business Day. The net asset value is determined by subtracting total liabilities from total assets and dividing the remainder by the number of shares outstanding. The Portfolio's securities are valued at their amortized cost which does not take into account unrealized gains or losses on securities. This method involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any premium paid or accreting discount received. The amortized cost method minimizes changes in the market value of the securities held by the Portfolio and helps it maintain a stable price of $1.00 per share.


Custodian and Accounting Agent. The Bank of New York, New York, New York, is custodian for the securities and cash of the Trust. The Bank of New York is also the accounting agent for the Portfolio, with responsibility for calculating the net asset value of the Service Shares and for maintaining its books and records.

Legal Counsel. Legal counsel to the Trust is provided by Kramer, Levin, Naftalis & Frankel, New York, New York.


Independent Auditors. The independent auditors for the Trust are Deloitte & Touche, LLP, New York, New York.


The Trust, Its Shares and Classes. The Trust is registered with the SEC as an open-end management investment company and was organized as a business trust under the laws of the State of Delaware on July 14, 1994. The Board has the authority to issue an unlimited number of shares of beneficial interest of separate series with no par value per share and to create classes of shares within each series. If shares of separate series are issued, each share of each series would be entitled to participate equally in dividends and other distributions and the proceeds of any liquidation of that series. Voting rights would not be cumulative and the shares of each series of the Trust would be voted separately except when an aggregate vote is required by law.

In addition to Service Shares, the Portfolio offers Institutional Shares, Investor Shares, Financial Shares and Premium Shares by separate prospectus. Each class of shares has a different distribution arrangement. Also, to the extent one class bears expenses different from the other class, the amount of dividends and other distributions it receives, and its performance, will differ. Shareholders of one class have the same voting rights as shareholders of the other class, except that separate votes are taken by each class of the Portfolio if the interests of one class differ from the interests of the other. For information about Institutional Shares, Investor Shares, Financial Shares and Premium Shares, please call (800) 941-MILE.

Delaware law does not require a registered investment company to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by Federal or state law. Shareholders have available procedures for requiring the Trustees to call a meeting and for removing Trustees. Shares issued by the Trust have no conversion, subscription or preemptive rights. See "OTHER INFORMATION - The Trust and its Shareholders" in the Statement of Additional Information.


As of March 6, 1998, the Trustees and officers of the Portfolio in the aggregate owned less than one percent of the outstanding shares of the Portfolio.


No person has been authorized to give any information or to make any representations other than those contained in this Prospectus, the Statement of Additional Information and the Portfolio's official sales literature in connection with the offering of the Portfolio's shares, and if given or made, such information or representations must not be relied upon as having been authorized by the Trust. This Prospectus does not constitute an offer in any state in which, or to any person to whom, such offer may not lawfully be made.

                               The Milestone Funds


                                     Adviser
                       Milestone Capital Management, L.P.
                             One Executive Boulevard
                                Yonkers, NY 10701



                            Administrator / Custodian
                              The Bank of New York
                              90 Washington Street
                               New York, NY 10286


                          Underwriter / Transfer Agent
          CW Fund Distributors, Inc. / Countrywide Fund Services, Inc.
                                 P. O. Box 5354
                            Cincinnati, OH 45201-5354


                                  Legal Counsel
                        Kramer, Levin, Naftalis & Frankel
                                919 Third Avenue
                               New York, NY 10022


                              Independent Auditors
                             Deloitte & Touche, LLP
                           Two World Financial Center
                             New York, NY 10281-1434


                               The Milestone Funds
                                  800-941-MILE

                               The Milestone Funds
                         Treasury Obligations Portfolio





                                     ADVISER
                       Milestone Capital Management, L.P.












                                   PROSPECTUS

                                 MARCH 30, 1998






                                 PREMIUM SHARES

                               The Milestone Funds
                         Treasury Obligations Portfolio
                                 Premium Shares
                One Executive Boulevard, Yonkers, New York 10701
                                 (800) 941-MILE


This Prospectus offers Premium Shares of the Treasury Obligations Portfolio (the "Portfolio"), a diversified, no-load money market portfolio of The Milestone Funds (the "Trust"), an open-end investment management company. The Portfolio seeks to provide its shareholders with the maximum current income that is consistent with the preservation of capital and the maintenance of liquidity. Milestone Capital Management, L.P. serves as the Portfolio's investment adviser.

     Treasury Obligations Portfolio invests only in short-term obligations of the U.S. Treasury and repurchase agreements fully collateralized by obligations of the U.S. Treasury.


This Prospectus provides you with information about the Trust and the Portfolio which you should know before investing in shares of the Portfolio. A Statement of Additional Information, dated March 30, 1998, has been filed with the Securities and Exchange Commission ("SEC") and is available free of charge by contacting The Milestone Funds, One Executive Boulevard, Yonkers, New York 10701, or by calling (800) 941-MILE (6453). This information contained in the Statement of Additional Information, as amended from time to time, is incorporated by reference into this prospectus.


     Investors should read and retain this Prospectus for future reference.

An investment in the Portfolio is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Portfolio will maintain a stable net asset value of $1.00 per share.

Shares of the Portfolio are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, the Federal Reserve Board, or any other agency, and are subject to investment risk, including the possible loss of principal.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----
Prospectus Summary ........................................................    2
Expenses of Investing in the Portfolio ....................................    3

Financial Highlights ......................................................    4

Investment Objective and Policies .........................................    4
Risk Considerations .......................................................    5
Additional Investment Policies and Practices ..............................    5
Management of the Trust ...................................................    6
How to Invest in the Portfolio ............................................   10
How to Redeem Shares of the Portfolio .....................................   11
Dividends and Tax Matters .................................................   13
Other Information .........................................................   14


                               PROSPECTUS SUMMARY

PORTFOLIO HIGHLIGHTS


Premium Shares. This prospectus offers Premium Shares of the Treasury Obligations Portfolio. The Treasury Obligations Portfolio (the "Portfolio") is a money market fund that invests only in U.S. Treasury obligations and repurchase agreements fully collateralized by U.S. Treasury obligations. The Portfolio also offers Institutional Shares, Investor Shares, Financial Shares and Service Shares by separate prospectus which are subject to different expenses that affect their performance. For further information about these shares call (800) 941-MILE. See "Other Information".

Management. The Portfolio's investment adviser is Milestone Capital Management, L.P. (the "Adviser"), One Executive Boulevard, Yonkers, New York 10701. See "Management of the Trust".

Administration and Underwriting. The administrator of the Trust is The Bank of New York, 90 Washington Street, New York, New York 10286. CW Fund Distributors, Inc., P. O. Box 5354, Cincinnati, Ohio 45201-5354, serves as statutory underwriter of the Trust's shares. See "Management of the Trust".

Purchases and Redemptions. Investors may purchase and redeem shares of beneficial interest in the Portfolio without any sales loads or other charges any day the New York Stock Exchange and the Federal Reserve Bank of New York are open ("Fund Business Day") between the hours of 8:30 a.m. and 7:00 p.m. (Eastern
Time). To allow the Adviser to manage the Portfolio most effectively, investors are encouraged to execute as many trades as possible before 2:30 p.m. If Countrywide Fund Services, Inc. (the "Transfer Agent") receives a firm indication of the approximate size of a purchase by 2:30 p.m. (Eastern Time), and the completed purchase order by 4:30 p.m., the shares purchased will earn dividends on the same day. If the Transfer Agent receives a firm indication of the approximate size of a redemption by 2:30 p.m. (Eastern Time), and the completed redemption order by 4:30 p.m., redemption proceeds will ordinarily be wired that day, and the investor will not receive that day's dividends. The minimum initial investment is $100,000. The Trust and the Transfer Agent each reserves the right to waive this minimum initial investment limitation. There is no minimum subsequent investment. See "How To Invest In The Portfolio" and "How To Redeem Shares Of The Portfolio".


Dividends. Dividends of net investment income are declared daily and paid monthly by the Portfolio and are reinvested in Portfolio shares unless the shareholder has elected cash distributions. See "Dividends and Tax Matters".

                     EXPENSES OF INVESTING IN THE PORTFOLIO

The purpose of the following table is to assist an investor in understanding the various costs and expenses that a shareholder of the Trust will bear, either directly or indirectly.

Shareholder Transaction Expenses:

         Maximum Sales Load Imposed on Purchases........................................         None
         Maximum Sales Load Imposed on Reinvested Dividends.............................         None
         Deferred Sales Load............................................................         None
         Redemption Fees................................................................         None
         Exchange Fees..................................................................         None

Annual Portfolio Operating Expenses (as a percentage of annual average net assets):

         Advisory Fees..................................................................         0.10%
         12b-1 Fees.....................................................................         0.20%*
         Shareholder Servicing Fees.....................................................         0.25%
         Other Expenses.................................................................         0.05%
                                                                                                 -----
         Total Operating Expenses.......................................................         0.60%
                                                                                                 =====

 .........

* Under the Rule 12b-1 Plan of the Portfolio's Premium Shares, the Premium Shares may incur distribution expenses of up to 0.35% of the average daily net assets attributable to such Shares. For the current fiscal year, the Adviser has agreed to limit the total expenses of the Premium Shares to

     0.65%. This voluntary limitation may be terminated at any time subject to shareholders receiving 30 days notice of such change.

For a further description of the various expenses incurred in the operation of the Portfolio, see "Management of the Trust".

Example


You  would  pay  the  following  expenses  on  a


$1,000 investment  in    Premium   Shares  of  the  Portfolio,
assuming a 5% annual  return and  redemption  at the end            1 Year         3 Years       5 Years       10 Years
of each period:  .  .  .  .                                           $6             $19           $34            $75



This example is based on the fees listed in the table and assumes the reinvestment of dividends. The example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown.


                              FINANCIAL HIGHLIGHTS

The following financial highlights of the Portfolio's Premium Shares have been audited by Deloitte & Touche, LLP, independent certified public accountants. The financial statements and independent accountant's report thereon of the Portfolio are incorporated into the Statement of Additional
Information.

                                                              For the period
                                                               May 20, 1997*
                                                                 through
                                                            November 30, 1997
                                                            -----------------

Per share operating performance for a share outstanding
   throughout the period
Beginning net asset value per share ........................    $      1.00
                                                                -----------

Net investment income ......................................          0.027


Dividends from net investment income .......................         (0.027)

Ending net asset value per share ...........................    $      1.00
                                                                -----------

Total return ...............................................           5.06%(a)

Ratios/supplemental data
Ratios to average net assets:
     Expenses ..............................................           0.60%(a)
     Net investment income .................................           5.01%(a)

Net assets at the end of period (000's omitted) ............    $    84,239
                                                                -----------

(a)  Annualized

*    Commencement of operations


                        INVESTMENT OBJECTIVE AND POLICIES

INVESTMENT OBJECTIVE

The Portfolio seeks to provide investors with maximum current income consistent with the preservation of capital and the maintenance of liquidity. As with any mutual fund, there is no assurance that the Portfolio will achieve this goal.

INVESTMENT POLICIES

The Portfolio invests only in U.S. Treasury obligations and repurchase agreements fully collateralized by U.S. Treasury obligations. The Portfolio may purchase U.S. Treasury obligations on a when-issued or forward commitment basis. The Portfolio will maintain an average maturity, computed on a dollar-weighted basis, of 90 days or less.

The following permissible investments and investment restrictions are fundamental investment policies of the Portfolio that may not be changed without shareholder approval:

Permissible Investments. The Portfolio seeks to achieve its investment objective by investing only in:

     U.S. Treasury obligations maturing in 397 days or less. U.S. Treasury obligations are securities issued by the United States Treasury, such as Treasury bills, notes and bonds, that are fully guaranteed as to payment of principal and interest by the United States Government.

     Repurchase agreements fully collateralized by U.S. Treasury obligations. Repurchase agreements are transactions in which the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally one-to-seven days later. The resale price reflects a market rate of interest that is not related to the coupon rate or maturity of the purchased security. The Portfolio enters into repurchase agreements only with primary dealers designated by the Federal Reserve Bank of New York which the Adviser believes present minimal credit risks in accordance with guidelines established by the Board of Trustees of the Trust (the "Board"). The Adviser monitors the credit-worthiness of sellers under the Board's general supervision. If a seller defaults on its repurchase obligation, however, the Portfolio might suffer a loss.

The Portfolio may invest in U.S. Treasury obligations or repurchase agreements without limit. Although the Portfolio intends to be fully invested in these instruments, it may hold a de minimis amount of cash for a short period prior to investment or payment of the proceeds of redemption.

In the future, the Portfolio may attempt to achieve its investment objectives by holding, as its only investment securities, the securities of another investment company having identical investment objectives and policies as the Portfolio in accordance with the provisions of the Investment Company Act of 1940 or any orders, rules or regulations thereunder adopted by the Securities and Exchange Commission.

Investment Restrictions.

The Portfolio will not:

     1. Invest in structured notes or instruments commonly known as derivatives;

     2. Invest in variable, adjustable or floating rate instruments of any kind;

     3.   Enter into reverse repurchase agreements;

     4. Invest in securities issued by agencies or instrumentalities of the United States Government, such as the Federal National Mortgage Association ("FNMA"), Government National Mortgage Association ("GNMA"), Federal Home Loan Mortgage Corp. ("Freddie Mac"), or the Small Business Administration ("SBA"); or,

     5.   Invest in zero coupon bonds.

The Portfolio will make no investment unless the Adviser first determines that it is eligible for purchase and presents minimal credit risks, pursuant to procedures adopted by the Board. The Portfolio's investments are subject to the restrictions imposed by Rule 2a-7 under the Investment Company Act of 1940.

                               RISK CONSIDERATIONS


Although the Portfolio invests in short-term Treasury obligations, an investment in the Portfolio is subject to risk even if all securities in the Portfolio's portfolio are paid in full at maturity. All money market instruments, including U.S. Treasury obligations, can change in value in response to changes in interest rates, and a major change in rates could cause the share price to change. While U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government, an investment in the Portfolio is neither insured nor guaranteed by the U.S. Government or any other party. Thus, while the Portfolio seeks to maintain a stable net asset value of $1.00 per share, there is no assurance that it will do so. For a discussion of the risks associated with particular investment practices of the Portfolio, see "Additional Investment Policies and Practices".

                  ADDITIONAL INVESTMENT POLICIES AND PRACTICES

The Portfolio may not change its investment objective or any investment policy designated as fundamental without shareholder approval. Investment policies or practices of the Portfolio that are not designated as fundamental may be changed by the Board without shareholder approval, following notice to shareholders. The Portfolio's additional fundamental and nonfundamental investment policies are described further below and in the Statement of Additional Information.

Borrowing. As a fundamental investment policy, the Portfolio may only borrow money for temporary or emergency purposes (not for leveraging or investment), including the meeting of redemption requests, in amounts up to 33 1/3% of the Portfolio's total assets. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, the Portfolio might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. As a nonfundamental investment policy, the Portfolio may not purchase securities for investment while any borrowing equaling 5% or more of the Portfolio's total assets is outstanding.

When-Issued and Delayed Delivery Transactions. The Portfolio may purchase new issues of U.S. Treasury Obligations on a "when-issued" basis or existing issues of U.S. Treasury obligations on a "delayed delivery" basis. The Portfolio would enter into these forward commitments to obtain securities at prices that might not be available in the future. The price is fixed when the commitment is made, but the securities are delivered on a future date beyond the customary settlement time and paid for upon delivery. The Portfolio assumes the risk that the value of the securities on the delivery date may be more or less than the purchase price. Failure by the other party to deliver a security purchased by the Portfolio may result in a loss or a missed opportunity to make an alternative investment. Commitments for when-issued or delayed delivery transactions will be entered into only when the Portfolio intends to acquire the securities. Although there is no limit on the amount of these commitments that the Portfolio may make, under normal circumstances it will not commit more than 30% of its total assets to such purchases.

Illiquid Securities. The Portfolio may invest no more than 10% of its net assets in securities that at the time of purchase are illiquid, including repurchase agreements having a maturity of more than seven days and not entitling the holder to payment of principal within seven days. In addition, the Portfolio will not invest in repurchase agreements having a maturity in excess of one year. Under the supervision of, and pursuant to guidelines established by, the Board, the Adviser determines and monitors the liquidity of portfolio securities. The Portfolio will not purchase a security if, as a result, more than 10% of its net assets would be invested in illiquid securities. If a security becomes illiquid and, as a result, more than 10% of the Portfolio's net assets are invested in illiquid securities, the Adviser will take reasonable steps to reduce the Portfolio's holdings of illiquid securities to 10% or less of its net assets.

Temporary Defensive Positions. Under abnormal market or economic conditions, the Portfolio temporarily may hold up to 100% of its investable assets in cash.

                             MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

The business of the Trust and the Portfolio is managed under the direction of the Board of Trustees. The Board formulates the general policies of the Portfolio and meets regularly to review the Portfolio's performance, monitor its investment activities and practices, and review other matters affecting the Portfolio and the Trust. Additional information regarding the Trustees, as well as the Company's executive officers, may be found in the Statement of Additional Information under the heading "Management - Trustees and Officers".

THE ADVISER

Milestone Capital Management, L.P. (the "Adviser") serves as investment adviser to the Portfolio pursuant to an investment advisory agreement with the Trust. Subject to the general control of the Board, the Adviser continually manages the Portfolio, including the purchase, retention and disposition of its securities and other assets. The Adviser is a limited partnership organized under the laws of the State of New York on August 1, 1994, and is a registered investment adviser under the Investment Advisers Act of 1940. The General Partner of the Adviser is Milestone Capital Management Corp., a New York corporation.

Janet Tiebout Hanson is President and Chief Executive Officer of the Adviser. Ms. Hanson is also President and Chief Executive Officer of Milestone Capital Management Corp., in which she holds the controlling interest. She is a former vice-president of Goldman, Sachs & Co., a leading investment banking firm. During her fourteen year tenure with Goldman Sachs, Ms. Hanson held significant sales, marketing, and management positions in both the Fixed Income and Asset

Management Divisions, including co-manager of Money Market Sales in New York. Ms. Hanson was responsible for developing many of the firm's key relationships with major institutional investors. In addition, she was instrumental in raising assets for Goldman Sachs Asset Management's money market and bond mutual funds. Ms. Hanson holds a BA in government from Wheaton College in Massachusetts and an MBA in finance from Columbia University.

Marc H. Pfeffer is Chief Investment Officer of the Adviser. He is primarily responsible for the day-to-day management of the Treasury Obligations Portfolio and heads the Adviser's portfolio management and research team. Before joining the Adviser, Mr. Pfeffer was with Goldman, Sachs & Co. for eight years. As a vice-president and portfolio manager of Goldman Sachs' Asset Management, he was responsible for managing six institutional money market portfolios which grew to over $3 billion in total assets as of November 1994. Mr. Pfeffer holds a BS in finance from the State University of New York at Buffalo and an MBA in finance from Fordham University.

For its services, the Adviser may receive a fee at an annual rate equal to 0.10% of the Portfolio's average daily net assets. The Adviser is responsible for payment of salaries of its portfolio manager and staff as well as other expenses necessary to the performance of its duties under the investment advisory agreement. The Adviser may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of the Portfolio without reimbursement from the Trust. The Trust, on behalf of the Portfolio, is responsible for all expenses other than those expressly borne by the Adviser under the investment advisory agreement. The expenses borne by the Trust include, but are not limited to, the investment advisory fee, administration fee, transfer agent fee, and custodian fee, costs of preparing, printing and delivering to shareholders the Trust's prospectuses, statements of additional information, and shareholder reports, legal fees, auditing and tax fees, taxes, blue sky fees, SEC fees, compliance expenses, insurance expenses, and compensation of certain of the Trust's Trustees, officers and employees and other personnel performing services for the Trust. Should the expenses of the Portfolio (including the fees of the Adviser but excluding interest, taxes, brokerage commissions, litigation and indemnification expenses and other extraordinary expenses) for any fiscal year exceed the limits prescribed by any state in which the Portfolio's shares are qualified for sale, the Adviser will reduce its fee or reimburse expenses by the amount of such excess.

The Adviser may enter into separate agreements with third parties that provide various services to those shareholders of the Trust who purchase shares of the Portfolio. For these services, the Adviser, at its own expense and from its own resources, may pay a fee which would not increase the amount of any advisory fees paid to the Adviser by the Portfolio.

ADMINISTRATOR


The Bank of New York, 90 Washington Street, New York, New York 10286 serves as the administrator of the Trust, pursuant to an Administration Agreement with the Trust.

The services The Bank of New York provides to the Trust include: coordinating the activities of any third parties furnishing services to the Trust; providing the necessary office space, equipment and personnel to perform administrative and clerical functions for the Trust and preparing, filing and distributing proxy materials, periodic reports to shareholders, registration statements and other documents.

As compensation for services performed under the Administration Agreement, The Bank of New York receives a monthly fee calculated at the annual rate of .04% of the assets of the Portfolio as determined at each month end, with a maximum fee of $100,000 per annum.

UNDERWRITER


CW Fund Distributors, Inc. (the "Underwriter") serves as statutory underwriter of the Portfolio's shares pursuant to an Underwriting Agreement with the Trust. The Underwriter is an affiliate of the Trust's transfer agent. See "Transfer Agent".


The Underwriter is reimbursed for all costs and expenses incurred in this capacity but receives no further compensation for its services under the Underwriting Agreement. The Underwriter may enter into arrangements with banks, broker-dealers or other financial institutions ("Selected Dealers") through which investors may purchase or redeem shares. The Underwriter may compensate certain persons who provide services in connection with the sale or expected sale of shares of the Portfolio. Investors purchasing shares of the Portfolio through another financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that it may charge.

DISTRIBUTION PLAN

The Trust has adopted a distribution plan for Premium Shares. Pursuant to this Plan, the Portfolio may incur distribution expenses related to the sale of Premium Shares of up to .35% per annum of the Portfolio's average daily net assets attributable to such Shares. The Plan provides that the Portfolio may finance activities which are primarily intended to result in the sale of Premium Shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and payments to dealers who enter into agreements with the Trust or Underwriter. The Plan will only make payments for expenses actually incurred on a first-in, first-out basis. The Plan may carry forward for an unlimited number of years any unreimbursed expenses. Such amounts payable will be disclosed in the financial statements of the annual report to the Portfolio. If the Plan is terminated in accordance with its terms, the obligations of the Portfolio to make payments pursuant to the Plan will cease and the Portfolio will not be required to make any payments past the date the Plan terminates.

SHAREHOLDER SERVICES

The Trust has adopted a shareholder service plan under which it pays the Adviser
 .25% of the average daily net assets of the Premium Shares such that the Trust may obtain the services of the Adviser and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this Plan, the Trust has authorized the Adviser to enter into agreements pursuant to which the shareholder servicing agent performs certain shareholder services. For these services, the Adviser pays the shareholder servicing agent a fee based upon the average daily net assets of the Premium Shares owned by investors for which the shareholder servicing agent maintains a servicing relationship.

Among the services provided by shareholder servicing agents are: answering customer inquiries regarding account matters; assisting shareholders in designating and changing various account options; aggregating and processing purchase and redemption orders and transmitting and receiving funds for shareholder orders; transmitting, on behalf of the Trust, proxy statements, prospectuses and shareholder reports to shareholders and tabulating proxies; processing dividend payments and providing subaccounting services for Portfolio shares held beneficially; and providing such other services as the Trust or a shareholder may request.

TRANSFER AGENT


Countrywide Fund Services, Inc., a registered transfer agent, acts as the Trust's transfer agent and dividend disbursing agent. The Transfer Agent maintains an account for each shareholder of the Portfolio (unless such accounts are maintained by sub-transfer agents or processing agents) and performs other transfer agency and related functions.


The Transfer Agent is authorized to subcontract any or all of its functions to one or more qualified sub-transfer agents, shareholder servicing agents, or processing agents, who may be affiliates of the Transfer Agent, and who agree to comply with the terms of the Transfer Agent's agreement with the Trust. Among the services provided by such agents are answering customer inquiries regarding account matters; assisting shareholders in designating and changing various account options; aggregating and processing purchase and redemption orders and transmitting and receiving funds for shareholder orders; transmitting, on behalf of the Trust, proxy statements, prospectuses and shareholder reports to shareholders and tabulating proxies; processing dividend payments and providing subaccounting services for Portfolio shares held beneficially; and providing such other services as the Trust or a shareholder may request. The Transfer Agent may pay these agents for their services, but no such payment will increase the Transfer Agent's compensation from the Trust.

                         HOW TO INVEST IN THE PORTFOLIO


Purchasing Shares. Shares of the Portfolio may be purchased by wire only. Shares are sold at the net asset value next determined after receipt of a purchase order in the manner described below. Purchase orders are accepted on any day on which the New York Stock Exchange and the Federal Reserve Bank of New York are open ("Fund Business Day") between the hours of 8:30 a.m. and 7:00 p.m. (Eastern
Time). The Trust does not determine net asset value, and purchase orders are not accepted, on the days those institutions observe the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving and Christmas.

To purchase shares of the Portfolio by Federal Reserve wire, call the Transfer Agent, Countrywide Fund Services, Inc., at (800) 363-7660 or call your sales representative. If the Transfer Agent receives a firm indication of the approximate size of the intended investment before 2:30 p.m. (Eastern Time) and the completed purchase order before 4: 30 p.m. (Eastern Time), and the Custodian receives Federal Funds the same day, purchases of shares of the Portfolio begin to earn dividends that day. Completed orders received after 4: 30 p.m. begin to earn dividends the next Fund Business Day upon receipt of Federal Funds.


To allow the Adviser to manage the Portfolio most effectively, investors are encouraged to execute as many trades as possible before 2:30 p.m. To protect the Portfolio's performance and shareholders, the Adviser discourages frequent trading in response to short-term market fluctuations. The Portfolio reserves the right to refuse any investment that, in its sole discretion, would disrupt the Portfolio's management.

If the Public Securities Association recommends that the government securities markets close early, the Trust may advance the time at which the Transfer Agent must receive notification of orders for purposes of determining eligibility for dividends on that day. Investors who notify the Transfer Agent after the advanced time become entitled to dividends on the following Fund Business Day. If the Transfer Agent receives notification of a redemption request after the advanced time, it ordinarily will wire redemption proceeds on the next Fund Business Day.

If an investor does not remit Federal Funds, such payment must be converted into Federal Funds. This usually occurs within one Fund Business Day of receipt of a bank wire. Prior to receipt of Federal Funds, the investor's monies will not be invested.

The following procedure will help assure prompt receipt of your Federal Funds wire:



     A. Telephone the Transfer Agent, Countrywide Fund Services, Inc., toll free at (800) 363-7660 and provide the following information:

            Your name
            Address
            Telephone number
            Taxpayer ID number
            The amount being wired
            The identity of the bank wiring funds.

You will then be provided with a Portfolio account number. (Investors with existing accounts must also notify the Trust before wiring funds.)

     B. Instruct your bank to wire the specified amount to the Trust as follows:

            The Bank of New York, ABA # 021000018
            A/C # 8900276541
            FBO Milestone Funds Treasury Obligations Portfolio Operating Account
            Ref:  Shareholder Name and Account Number

An investor may open an account when placing an initial order by telephone, provided the investor thereafter submits an Account Registration Form by mail. An Account Registration Form is included with this Prospectus.

The Trust and the Transfer Agent each reserves the right to reject any purchase order for any reason.

Share Certificates. The Transfer Agent maintains a share account for each shareholder. The Trust does not issue share certificates.

Account Statements. Monthly account statements are sent to investors to report transactions such as purchases and redemptions as well as dividends paid during the month.

Minimum Investment Required. The minimum initial investment in the Portfolio is $100,000. There is no minimum subsequent investment. The Trust reserves the right to waive the minimum investment requirement.

                      HOW TO REDEEM SHARES OF THE PORTFOLIO


Redeeming Shares. Holders of shares of the Portfolio may redeem their shares without charge at the net asset value next determined after the Portfolio receives the redemption request. Redemption requests must be received in proper form and can be made by telephone request or wire request on any Fund Business Day between the hours of 8:30 a.m. and 7:00 p.m. (Eastern Time).

By Telephone. Redemption requests may be made by telephoning the Transfer Agent, Countrywide Fund Services, Inc., at (800) 363-7660. Shareholders must provide the Transfer Agent with the shareholder's account number, the exact name in which the shares are registered and some additional form of identification such as a password. A redemption by telephone may be made only if the telephone redemption authorization has been completed on the Account Registration Form included with this Prospectus. In an effort to prevent unauthorized or fraudulent redemption requests by telephone, the Transfer Agent will follow reasonable procedures to confirm that such instructions are genuine. If such procedures are followed, neither the Transfer Agent nor the Trust will be liable for any losses due to unauthorized or fraudulent redemption requests.

In times of drastic economic or market changes, it may be difficult to make redemptions by telephone. If a shareholder cannot reach the Transfer Agent by telephone, redemption requests may be mailed or hand-delivered to the Transfer Agent.


Written Requests. Redemption requests may be made by writing to The Milestone Funds, c/o Countrywide Fund Services, Inc., P. O. Box 5354, Cincinnati, Ohio 45201-5354. Written requests must be in proper form. The shareholder will need to provide the exact name in which the shares are registered, the Portfolio name, account number, and the share or dollar amount requested.


A signature guarantee is required for any written redemption request and for any instruction to change the shareholder's record name or address, a designated bank account, the dividend election, or the telephone redemption or other option elected on an account. Signature guarantees may be provided by any eligible institution acceptable to the Transfer Agent, including a bank, a broker, a dealer, national securities exchange, a credit union, or a savings association which is authorized to guarantee signatures. Other procedures may be implemented from time to time.

The Transfer Agent may request additional documentation to establish that a redemption request has been authorized properly. A redemption request will not be considered to have been received in proper form until such additional documentation has been submitted to the Transfer Agent.


Firm Indication of Redemption           Completed              Redemption
Request and Approximate Size of         Redemption             Proceeds
Redemption Received                     Order Received         Ordinarily                 Dividends
-------------------------------         --------------         -------------------   ---------------------
By 2:30 p.m. Eastern Time               By 4:30 p.m.           Wired same Business   Not earned on the
                                        Eastern Time           Day                   day request received

After 2:30 p.m. Eastern Time            After 4:30 p.m.        Wired next Business   Earned on day

                                        Eastern Time           Day                   request received


Due to the cost to the Trust of maintaining smaller accounts, the Trust reserves the right to redeem, upon 60 days written notice, all shares in an account with an aggregate net asset value of less than $10,000 unless an investment is made to restore the minimum value.

                            DIVIDENDS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS


Dividends. Dividends are declared daily and paid monthly, following the close of the last Fund Business Day of the month. Shares purchased by wire before 4: 30 p.m. (Eastern Time) begin earning dividends that day. Dividends are automatically reinvested on payment dates in additional shares of the Portfolio unless cash payments are requested by contacting the Trust. The election to reinvest dividends and distributions or receive them in cash may be changed at any time upon written notice to the Transfer Agent. All dividends and other distributions are treated in the same manner for Federal income tax purposes whether received in cash or reinvested in shares of the Portfolio. If no election is made, all dividends and distributions will be reinvested.


Capital Gains Distributions. Net realized short-term capital gains, if any, will be distributed whenever the Trustees determine that such distributions would be in the best interest of the shareholders, which would be at least once per year. The Trust does not anticipate that the Portfolio would realize any long-term capital gains, but should they occur, they also will be distributed at least once every 12 months.

TAX MATTERS

Tax Status of the Portfolio. The Portfolio intends to qualify and continue to qualify to be taxed as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Portfolio will not be liable for Federal income taxes on the net investment income and capital gains distributed to its shareholders. Because the Portfolio intends to distribute all of its net investment income and net capital gains each year in accordance with the timing requirements of the Code, the Portfolio should also avoid Federal excise taxes.

Distributions. Dividends paid by the Portfolio out of its net investment income (including realized net short-term capital gains) are taxable to the shareholders of the Portfolio as ordinary income. Distributions of net long-term capital gains, if any, realized by the Portfolio are taxable to the shareholders as long-term capital gains, regardless of the length of time the shareholder may have held shares in the Portfolio at the time of distribution. Distributions are subject to Federal income tax when they are paid, whether received in cash or reinvested in shares of the Portfolio. Distributions declared in December and paid in January, however, are taxable as if paid on December 31st.

The Portfolio is required by Federal law to withhold 31% of reportable payments (which may include dividends and capital gain distributions) paid to a non-corporate shareholder unless that shareholder certifies in writing that the social security or other tax identification number provided is correct and that the shareholder is not subject to backup withholding for prior underreporting to the Internal Revenue Service.

Some states and localities do not tax dividends paid on shares of the Portfolio that are attributable to interest from U.S. Treasury obligations (but not necessarily interest earned on repurchase agreements).

Reports containing appropriate information with respect to the Federal income tax status of dividends, distributions and redemptions, including the proportions attributable to capital gains and interest on U.S. Treasury obligations, paid during the year by the Portfolio will be mailed to shareholders shortly after the close of each calendar year.

The foregoing is only a summary of some of the tax considerations generally affecting the Portfolio and its shareholders. The Statement of Additional Information contains a further discussion. Because other Federal, state or local tax considerations may apply, investors are urged to consult their tax advisors.

                                OTHER INFORMATION

Portfolio Performance. The Portfolio may advertise its yield, which is based on historical results and is not intended to indicate future performance. Yield shows the rate of income the Portfolio has earned on its investments as a percentage of the Portfolio's share price. To calculate yield, the Portfolio takes the interest income it earned from its portfolio of investments for a seven-day period (net of expenses), divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on the Portfolio's share price at the end of the seven-day period. The Portfolio's compounded annualized yield assumes the reinvestment of dividends paid by the Portfolio, and therefore will be somewhat higher than the annualized yield for the same period.


The Portfolio's advertisements may refer to ratings and rankings among similar funds by independent evaluators such as Morningstar, Lipper Analytical Services, Inc. or IBC Financial Data, Inc., Inc. In addition, the performance of the Portfolio may be compared to recognized indices of market performance. The comparative material found in the Portfolio's advertisements, sales literature, or reports to shareholders may contain performance ratings. This material is not to be considered representative or indicative of future performance.




Determination of Net Asset Value. The net asset value per share of the Portfolio is determined at 4: 30 p.m. (Eastern Time) on each Fund Business Day. The net asset value is determined by subtracting total liabilities from total assets and dividing the remainder by the number of shares outstanding. The Portfolio's securities are valued at their amortized cost which does not take into account unrealized gains or losses on securities. This method involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any premium paid or accreting discount received. The amortized cost method minimizes changes in the market value of the securities held by the Portfolio and helps it maintain a stable price of $1.00 per share.


Custodian and Accounting Agent. The Bank of New York, New York, New York, is custodian for the securities and cash of the Trust. The Bank of New York is also the accounting agent for the Portfolio, with responsibility for calculating the net asset value of the Premium Shares and for maintaining its books and records.

Legal Counsel. Legal counsel to the Trust is provided by Kramer, Levin, Naftalis & Frankel, New York, New York.


Independent Auditors. The independent auditors for the Trust are Deloitte & Touche, LLP, New York, New York.


The Trust, Its Shares and Classes. The Trust is registered with the SEC as an open-end management investment company and was organized as a business trust under the laws of the State of Delaware on July 14, 1994. The Board has the authority to issue an unlimited number of shares of beneficial interest of separate series with no par value per share and to create classes of shares within each series. If shares of separate series are issued, each share of each series would be entitled to participate equally in dividends and other distributions and the proceeds of any liquidation of that series. Voting rights would not be cumulative and the shares of each series of the Trust would be voted separately except when an aggregate vote is required by law.

In addition to Premium Shares, the Portfolio offers Institutional Shares, Investor Shares, Financial Shares and Service Shares by separate prospectus. Each class of shares has a different distribution arrangement. Also, to the extent one class bears expenses different from the other class, the amount of dividends and other distributions it receives, and its performance, will differ. Shareholders of one class have the same voting rights as shareholders of the other class, except that separate votes are taken by each class of the Portfolio if the interests of one class differ from the interests of the other. For information about Institutional Shares, Investor Shares, Financial Shares and Service Shares, please call (800) 941-MILE.


Delaware law does not require a registered investment company to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by Federal or state law. Shareholders have available procedures for requiring the Trustees to call a meeting and for removing Trustees. Shares issued by the Trust have no conversion, subscription or preemptive rights. See "OTHER INFORMATION - The Trust and its Shareholders" in the Statement of Additional Information.


As of March 6, 1998, the Trustees and officers of the Portfolio in the aggregate owned less than one percent of the outstanding shares of the Portfolio.


No person has been authorized to give any information or to make any representations other than those contained in this Prospectus, the Statement of Additional Information and the Portfolio's official sales literature in connection with the offering of the Portfolio's shares, and if given or made, such information or representations must not be relied upon as having been authorized by the Trust. This Prospectus does not constitute an offer in any state in which, or to any person to whom, such offer may not lawfully be made.

                               The Milestone Funds

                                     Adviser
                       Milestone Capital Management, L.P.
                             One Executive Boulevard
                                Yonkers, NY 10701



                            Administrator / Custodian
                              The Bank of New York
                              90 Washington Street
                               New York, NY 10286


                          Underwriter / Transfer Agent
          CW Fund Distributors, Inc. / Countrywide Fund Services, Inc.
                                 P. O. Box 5354
                            Cincinnati, OH 45201-5354



                                  Legal Counsel
                        Kramer, Levin, Naftalis & Frankel
                                919 Third Avenue
                               New York, NY 10022


                              Independent Auditors
                             Deloitte & Touche, LLP
                           Two World Financial Center
                             New York, NY 10281-1434

                               The Milestone Funds
                                  800-941-MILE

THE MILESTONE FUNDS

Treasury Obligations Portfolio  -  Institutional and Investor Shares


One  Executive Boulevard

Yonkers, New York  10701
Tel.     (800) 941-MILE

--------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION
March 30, 1998

The Milestone Funds (the "Trust") is an open-end investment management company. This Statement of Additional Information supplements the Prospectuses which offer shares of the Institutional Class and Investor Class of the Treasury Obligations Portfolio (the "Portfolio"), a diversified, no-load money market portfolio of the Trust, and should be read only in conjunction with those Prospectuses, copies of which may be obtained without charge by writing to The Milestone Funds, One Executive Boulevard, Yonkers, New York 10701, or by calling
(800) 941-MILE (941-6453).


TABLE OF CONTENTS

                                                                       Page
                                                                       ----

     1.  Investment Policies.....................................         2
     2.  Investment Limitations..................................         3
     3.  Advertising.............................................         5
     4.  Management..............................................         7
     5.  Determination of Net Asset Value........................        13
     6.  Portfolio Transactions..................................        14
     7.  Additional Purchase and Redemption Information..........        14
     8.  Taxation................................................        15
     9.  Other Information.......................................        20


This Statement of Additional Information is not a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by a current prospectus.

                             1. INVESTMENT POLICIES

The following discussion is intended to supplement the disclosure in the Prospectuses of both the Institutional and Investor classes of shares concerning the Portfolio's investments and investment techniques and the risks associated therewith.

DEFINITIONS

As used in this Statement of Additional Information, the following terms shall have the meanings listed:

         "Board" shall mean the Board of Trustees of the Trust.

         "U.S. Treasury obligations" shall mean securities issued by the United States Treasury, such as Treasury bills, notes and bonds, that are fully guaranteed as to payment of principal and interest by the United States.

         "1940 Act" shall mean the Investment Company Act of 1940, as amended.

         "Fully Collateralized" shall mean that the value of the underlying securities used to collateralize a repurchase agreement is at least 102% of the maturity value.

Repurchase Agreements. The Portfolio may purchase repurchase agreements fully collateralized by U.S. Treasury obligations. In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally one-to-seven days later. The repurchase price reflects a market rate of interest unrelated to the coupon rate or maturity of the purchased security. The obligation of the seller to pay the repurchase price is in effect secured by the value of the underlying security (as determined daily by the Adviser). This value must be equal to, or greater than, the repurchase price plus the transaction costs (including loss of interest) that the Portfolio could expect to incur upon liquidation of the collateral if the counterparty defaults. If a counterparty defaults on its repurchase obligation, the Portfolio might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. In the event of a counterparty's bankruptcy, the Portfolio might be delayed in, or prevented from, selling the collateral for the Portfolio's benefit.

When-Issued and Delayed Delivery Transactions. In order to assure itself of being able to obtain securities at prices which the Adviser believes might not be available at a future time, the Portfolio may purchase securities on a when-issued or delayed delivery basis (forward commitments). When these transactions are negotiated, the price (generally expressed in terms of yield) and the interest rate payable on the securities are fixed on the transaction date. Delivery and payment may take place a month or more after the date of the transaction is fixed, however. When the Portfolio makes the forward commitment, it will record the transactions as a purchase and thereafter reflect the value each day of such securities in determining its net asset value. During the period between a commitment and settlement, no payment is made for the securities purchased and no interest on the security accrues to the purchaser. At the time the Portfolio makes a commitment to purchase securities in this manner, the Portfolio immediately assumes the risk of ownership, including price fluctuation. Accordingly, the value of the securities on the delivery date may be more or less than the purchase price. Although the Portfolio will only enter into a forward commitment if it intends to actually acquire the securities, if the Portfolio later chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. When the Portfolio agrees to purchase a security on a when-issued or delayed delivery basis, the Trust's custodian will set aside and maintain a segregated account of sufficient liquid assets (such as cash or U.S. Treasury obligations) which will be available to make payment for the securities purchased. Failure by the other party to deliver a security purchased by the Portfolio may result in a loss or a missed opportunity to make an alternative investment. Although there is no limit on the amount of these commitments that the Portfolio may make, under normal circumstances it will not commit more than 30% of its total assets to such purchases.

Illiquid Securities. The Portfolio may invest up to 10% of its net assets in illiquid securities. The term "illiquid securities" for this purpose means repurchase agreements having a maturity of more than seven days and not entitling the holder to payment of principal within seven days. In addition, the Fund will not invest in repurchase agreements having a maturity in excess of one year. Certain repurchase agreements which provide for settlement in more than seven days can be liquidated before the nominal fixed term on seven days or less notice. Such repurchase agreements will be regarded as liquid instruments. The Board has ultimate responsibility for determining whether specific securities are liquid or illiquid. The Adviser monitors the liquidity of securities held by the Portfolio and reports periodically to the Board.

Cash Position. Although the Portfolio intends to be invested fully in U.S. Treasury obligations or repurchase agreements, it may hold a de minimus amount of cash for a short period prior to investment or payment of the proceeds of redemption. The amount of this cash should not exceed 5% of the Portfolio's assets, and in most cases will be significantly less.

                            2. INVESTMENT LIMITATIONS

The Portfolio has adopted the following fundamental investment limitations that cannot be changed without the affirmative vote of the lesser of (i) more than 50% of the outstanding shares of the Portfolio or (ii) 67% of the shares of the Portfolio present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Portfolio are present or represented. The Portfolio may not:

     (1) Invest in variable, adjustable or floating rate instruments of any kind;

     (2) Invest in securities issued by agencies or instrumentalities of the United States Government, such as the Federal National Mortgage Association ("FNMA"), Government National Mortgage Association ("GNMA"), Federal Home Loan Mortgage Corp. ("Freddie Mac"), or the Small Business Administration ("SBA"); or,

     (3) Invest in zero coupon bonds.

     (4) Invest in structured notes or instruments commonly known as derivatives.

     (5) Enter into reverse repurchase agreements.

     (6) With respect to 100% of its assets, purchase a security other than a U.S. Treasury obligation if, as a result, more than 5% of the Fund's total assets would be invested in the securities of a single issuer.

     (7) Purchase securities if, immediately after the purchase, 25% or more of the value of the Portfolio's total assets would be invested in the securities of issuers having their principal business activities in the same industry; except that there is no limit on investments in U.S. Treasury obligations and repurchase agreements fully collateralized by U.S. Treasury obligations.

     (8) Purchase restricted securities, or underwrite securities of other issuers, except to the extent that the Portfolio may be considered to be acting as an underwriter in connection with the disposition of portfolio securities.

     (9) Purchase or sell real estate or any other interest therein, or real estate limited partnerships or invest in securities issued by companies that invest in real estate or interests therein.

     (10) Purchase or sell physical commodities or contracts relating to physical commodities, provided that currencies and currency-related contracts will not be deemed to be physical commodities.

     (11) Borrow money, except for temporary or emergency purposes (not for leveraging or investment), provided that borrowings do not exceed 33 1/3% of the value of the Portfolio's total assets.

     (12) Issue senior securities except as appropriate to evidence indebtedness that the Portfolio is permitted to incur, and provided that the Portfolio may issue shares of additional series or classes that the Trustees may establish.

     (13) Make loans (except through the use of repurchase agreements, and through the purchase of debt securities that are otherwise permitted investments).

     (14) Purchase securities on margin, or make short sales of securities, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.

     (15) Write options or acquire instruments with put or demand features, except that the Portfolio may enter into repurchase agreements terminable upon demand.

     (16) Invest in oil, gas or other mineral exploration or development programs.

The Portfolio has adopted the following nonfundamental investment limitations that may be changed by the Board without shareholder approval. The Portfolio may not:

     (a) Purchase securities for investment while any borrowing equaling 5% or more of the Portfolio's total assets is outstanding; and if at any time the Portfolio's borrowings exceed the Portfolio's investment limitations due to a decline in net assets, such borrowings will be promptly (within three days) reduced to the extent necessary to comply with the limitations.

     (b) Invest in or hold securities of any issuer other than the Portfolio if those Trustees and officers of the Trust or the Portfolio's investment adviser, individually owning beneficially more than 1/2 of 1% of the securities of the issuer, in the aggregate own more than 5% of the issuer's securities.

     (c) Acquire securities or invest in repurchase agreements with respect to any securities if, as a result, more than 10% of the Portfolio's net assets (taken at current value) would be invested in repurchase agreements having a maturity of more than seven days and not entitling the holder to payment of principal within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

Except as required by the 1940 Act, if a percentage restriction on investment or utilization of assets is adhered to at the time an investment is made a later change in percentage resulting from a change in the market values of the Portfolio's assets, the change in status of a security or purchases and redemptions of shares will not be considered a violation of the limitation.

                                 3. ADVERTISING

Performance Data

The Portfolio may provide current annualized and effective annualized yield quotations for each class based on its daily dividends. These quotations may from time to time be used in advertisements, shareholder reports or other communications to shareholders. All performance information supplied by the Portfolio is historical and is not intended to indicate future returns.


In performance advertising the Portfolio may compare any of its performance information with data published by independent evaluators including

Morningstar, Lipper Analytical Services, Inc., IBC Financial Data, Inc., CDA/Wiesenberger and other companies that track the investment performance of investment companies ("Fund Tracking Companies"). The Portfolio may also compare any of its performance information with the performance of recognized stock, bond and other indices. The Portfolio may also refer in such materials to mutual fund performance rankings and other data published by Fund Tracking Companies. Performance advertising may also refer to discussions of the Portfolio and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

Any current yield quotation of a class of the Portfolio which is used in such a manner as to be subject to the provisions of Rule 482(d) under the Securities Act of 1933, as amended, shall consist of an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a specific seven-calendar-day period and shall be calculated by dividing the net change during the seven-day period in the value of an account having a balance of one share at the beginning of the period by the value of the account at the beginning of the period, and multiplying the quotient by 365/7. For this purpose, the net change in account value would reflect the value of additional shares purchased with dividends declared on the original share and dividends declared on both the original share and any such additional shares, but would not reflect any realized gains or losses from the sale of securities or any unrealized appreciation or depreciation on portfolio securities. In addition, any effective annualized yield quotation used by the Portfolio shall be calculated by compounding the current yield quotation for such period by adding 1 to the product, raising the sum to a power equal to 365/7, and subtracting 1 from the result.


The current and effective seven day yields at November 30, 1997 were 5.44% and 5.58% for the Institutional Class and 5.24% and 5.38% for the Investor Class, respectively.


Although published yield information is useful to investors in reviewing a class's performance, investors should be aware that the Portfolio's yield fluctuates from day to day and that its yield for any given period is not an indication or representation by the Portfolio of future yields or rates of return on its shares. The yields of a class are neither fixed nor guaranteed, and an investment in the Portfolio is not insured or guaranteed. Accordingly, yield information may not necessarily be used to compare shares of the Portfolio with investment alternatives which, like money market instruments or bank accounts, may provide a fixed rate of interest. Also, it may not be appropriate to compare directly the Portfolio's yield information to similar information of investment alternatives which are insured or guaranteed.

Income calculated for the purpose of determining the yield of a class differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a class may differ from the rate of distribution the class paid over the same period or the rate of income reported in the Portfolio's financial statements.

The Funds may advertise other forms of performance. For example, the Funds may quote unaveraged or cumulative total returns reflecting the change in the value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Any performance information may be presented numerically or in a table, graph or similar illustration.

Other Information


The Funds may include other information in their advertisements including, but not limited to (i) portfolio holdings and portfolio allocation as of certain dates, such as portfolio diversification by instrument type, by instrument, by location of issuer or by maturity; (ii) statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed by an investor to meet specific financial goals; (iii) descriptions of the Funds' portfolio managers and the portfolio management staff of the Adviser or summaries of the views of the portfolio managers with respect to the financial markets; (iv) information regarding the background, experience or areas of expertise of the Funds' trustees; (v) ratings assigned the Fund by ratings organizations such as Standard & Poor's Ratings Group, Moody's Investors Service, or Fitch Investors Service, Inc.; (vi) the results of a hypothetical investment in a Fund over a given number of years, including the amount that the investment would be at the end of the period; and, (vii) the net asset value, net assets or number of shareholders of a Fund as of one or more dates. The Fund may also compare the Fund's operations to the operations of other funds or similar investment products. Such comparisons may refer to such aspects of operations as the nature and scope of regulation of the products and the products' weighted average maturity, liquidity, investment policies, and the manner of calculating and reporting performance.


In connection with its advertisements each Fund may provide "shareholders' letters" to provide shareholders or investors an introduction to the Fund's, the Trust's or any of the Trust's service provider's policies or business practices. The Fund may also include in sales materials information regarding the Adviser including the nature of its management techniques and its status as an entity wholly owned by women.

                                  4. MANAGEMENT


Trustees and Officers


The Trustees and Officers of the Trust and their principal occupations during the past five years are set forth below. Trustees deemed to be "interested persons" of the Trust as defined in the 1940 Act are marked with an asterisk.

*Janet Tiebout Hanson, Chairman and President.

          President and Chief Executive Officer of Milestone Capital Management, L.P., the Adviser to the Portfolio and President and Chief Executive Officer of Milestone Capital Management Corp., the general partner of the Adviser. Ms. Hanson was Managing Director of the Hanson Consulting Group, Inc., a management consulting firm, from September 1993 to May 1994. From October 1991 to August 1993, she was Vice-President of the Asset Management Division of Goldman, Sachs & Co., an investment banking firm. Ms. Hanson was also with Goldman, Sachs & Co. from 1977 to 1987. During that period, she became Vice-President of Fixed Income Sales and served as co-manager of money market sales in New York. Her address is 38 Forest Lane, Bronxville, New York 10708.

*Dort A. Cameron III, Trustee.

          Chairman of the Board of Milestone Capital Management Corp. Since 1984, he has been the General Partner of BMA L.P., which is the General Partner of Investment Limited Partnership, an investment partnership. Since 1988, Mr. Cameron has been a General Partner of EBD L.P., which is the General Partner of The Airlie Group, L.P., an investment partnership. He has been Chairman of Entex Information Services, a computer resale and service corporation, since August 1993. Mr. Cameron is a Trustee and Chairman of the Finance Committee of Middlebury College. His address is Airlie Farm, Old Post Road, Bedford, New York 10506.

*John D. Gilliam, Trustee.

          Chief Financial Officer, Robert Wood Johnson Foundation, Princeton, New Jersey. Former Limited Partner, Goldman, Sachs & Co. from 1987 to 1991. From 1991 to 1994, Mr. Gilliam was Deputy Comptroller, Bureau of Asset Management, in the Office of the Comptroller for the City of New York. He was a Partner at Goldman, Sachs & Co. from 1973 to 1987. His address is 700 Park Avenue, New York, New York 10021. Mr. Gilliam is currently a Limited Partner at Goldman, Sachs & Co.

Karen S. Cook, Trustee.

          Director of Client Services, Steinhardt Management Co., an investment partnership. Trustee and Chair of the Investment Committee of Wheaton College. Ms. Cook is also Vice-President of the Board of Trustees and Chair of the Development Committee of the Episcopal School in New York City. From 1989 until 1992, she was Managing Director of Alterna-Track, a professional placement and consulting firm specializing in the financial services industry. From 1975 until 1987, Ms. Cook was with the Equity Division of Goldman, Sachs & Co., where she became a Vice-President and senior block trader. Her address is 125 East 72nd Street, New York, New York 10021.

Anne Brown Farrell, Trustee.

          Former Vice-President, Fixed Income Division, Goldman, Sachs & Co. From 1973 through November 1994, Ms. Farrell was associated with Goldman Sachs in various capacities including Money Market Sales and Trading, and Fixed Income Administration. Her address is 34 Midwood Road, Greenwich, Connecticut 06830.


Allen Lee Sessoms, Trustee.

          President of Queens College, The City University of New York. Former Executive Vice President, University of Massachusetts Systems from 1993-1995. From 1980 to 1993 Dr. Sessoms was associated with the U.S. Department of State in various capacities including Deputy Chief of Mission, U.S. Embassy, Mexico, Minister-Counselor for

          Political Affairs, U.S. Embassy, Mexico and Counselor for Scientific and Technological Affairs, U.S. Embassy, Paris, France. From 1974-1981 Dr. Sessoms was an Assistant Professor of Physics at Harvard University. From 1973-1975 Dr. Sessoms was a Scientific Associate at the European Organization of Nuclear Research. He was a post-doctoral Research Associate at Brookhaven National Laboratory from 1972-1973. His address is 65-30 Kissena Boulevard, Flushing, New York 11367-1597.

*Michael Minikes, Trustee.

          Senior Managing Director and Treasurer of The Bear Stearns Companies, Inc. Mr. Minikes is also a member of the Board of Directors of the Depository Trust Company, past chairman of the Securities Industry Association Capital Committee, a former member of the NASD District 12 Business Conduct Committee, and a former director of the Securities Industry Automation Corp.

          Mr. Minikes joined Bear Stearns in 1978. Mr. Minikes became a general partner and then a senior managing director when Bear Stearns incorporated and went public in 1986. He is a member of the Firm's Board of Directors, and Operations Committee. His address is 245 Park Avenue, New York, New York, 10167.



Jeffrey R. Hanson, Secretary.

          Chief Operating Officer, Milestone Capital Management, L.P., and Managing Director of the Hanson Consulting Group, Inc. Mr. Hanson's address is 38 Forest Lane, Bronxville, New York 10708.

Janet Tiebout Hanson, Dort A. Cameron III, John D. Gilliam and Michael Minikes are interested persons of the Trust as that term is defined in the 1940 Act. Janet Tiebout Hanson and Jeffrey R. Hanson are married.


The following table sets forth the fees paid to each Trustee of the Company for the fiscal year ended November 30, 1997.

                                                                                                        Total
                                                          Pension or                                Compensation
                                                          Retirement                                From Company
                                     Aggregate         Benefits Accrued      Estimated Annual         And Fund
                                   Compensation         As Part of Fund        Benefits Upon       Complex Paid To
Name of Person, Position           From Company            Expenses             Retirement            Directors
------------------------------- -------------------- ---------------------- -------------------- --------------------
Janet T. Hanson                            $0                   $0                   $0                   $0

Dort A. Cameron III                        $0                   $0                   $0                   $0


John D. Gilliam                        $1,000                   $0                   $0               $1,000


Karen S. Cook                          $3,000                   $0                   $0               $3,000

Anne Brown Farrell                     $2,000                   $0                   $0               $2,000


Allen Lee Sessoms                      $2,000                   $0                   $0               $2,000


Michael Minikes                            $0                   $0                   $0                   $0


Investment Adviser


The Portfolio's investment adviser, Milestone Capital Management, L.P. (the "Adviser") furnishes at its own expense all services, facilities and personnel necessary in connection with managing the Portfolio's investments and effecting portfolio transactions for the Portfolio. The Investment Advisory Agreement between the Trust and the Adviser will remain in effect with respect to the Portfolio for a period of 24 months and will continue in effect thereafter only if its continuance is specifically approved at least annually by the Board or by vote of the shareholders, and in either case, by a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons of any such party at a meeting called for the purpose of voting on the Investment Advisory Agreement.

The Investment Advisory Agreement is terminable without penalty by the Trust with respect to the Portfolio on 60 days' written notice when authorized either by vote of the Portfolio's shareholders or by a vote of a majority of the Board, or by the Adviser on 60 days' written notice, and will automatically terminate in the event of its assignment. The Investment Advisory Agreement also provides that, with respect to the Portfolio, the Adviser shall not be liable for any error of judgment or mistake of law or for any act or omission in the performance of its duties to the Portfolio, except for willful misfeasance, bad faith or gross negligence in the performance of the Adviser's duties or by reason of reckless disregard of the Adviser's obligations and duties under the Investment Advisory Agreement.

For the services provided by the Adviser, the Trust pays the Adviser, with respect to the Portfolio, an annual fee of 0.10% of the total average daily net assets of the Portfolio. This fee is accrued by the Trust daily. The Adviser may waive up to 100% of the advisory fee of the Portfolio. In addition, the Adviser may waive up to 100% of the shareholder servicing fee of each class. At any time, however, the Adviser may rescind a voluntary fee waiver.

For the fiscal years ended November 30, 1997, November 30, 1996 and the period December 30, 1994 (commencement of operations) to November 30, 1995, the Adviser received advisory fees of $1,624,259, $812,214 and $100,353, reflecting waivers of $0, $0 and $231,894, respectively.


Subject to the obligations of the Adviser to reimburse the Trust for its excess expenses, the Trust has confirmed its obligation to pay all of its expenses, including: interest charges, taxes, brokerage fees and commissions; expenses of issue, repurchase and redemption of shares; premiums of insurance for the Trust, its Trustees and officers and fidelity bond premiums; applicable fees, interest charges and expenses of third parties, including the Trust's manager, investment adviser, investment subadviser, custodian, transfer agent and fund accountant; fees of pricing, interest, dividend, credit and other reporting services; costs of membership in trade associations; telecommunications expenses; funds transmission expenses, auditing, legal and compliance expenses; cost of forming the Trust and maintaining its existence; costs of preparing and printing the

Trust's prospectuses, statements of additional information and shareholder reports and delivering them to existing shareholders; expenses of meetings of shareholders and proxy solicitations therefor; costs of maintaining books and accounts and preparing tax returns; costs of reproduction, stationery and supplies; fees and expenses of the Trustees; compensation of the Trust's officers and employees who are not employees of the Adviser, and costs of other personnel (who may be employees of the Adviser) performing services for the Trust; costs of Trustee meetings; Securities and Exchange Commission registration fees and related expenses; and state or foreign securities laws registration fees and related expenses.

The Adviser may carry out any of its obligations under the Investment Advisory Agreement by employing, subject to the Board's supervision, one or more persons who are registered as investment advisers or who are exempt from registration. The Investment Advisory Agreement provides that the Adviser shall not be liable for any act or omission of any subadviser except with respect to matters as to which the Adviser specifically assumes responsibility in writing.

Administrator

The Bank of New York acts as administrator to the Trust pursuant to an Administration Agreement with the Trust. As administrator, The Bank of New York provides management and administrative services necessary to the operation of the Trust (which include, among other responsibilities, negotiation of contracts and fees with, and monitoring of performance and billing of, the transfer agent and custodian and arranging for maintenance of books and records of the Trust), and provides the Trust with general office facilities. The Administration Agreement will remain in effect for a period of eighteen months with respect to the Portfolio and thereafter is automatically renewed each year for an additional term of one year.

The Administration Agreement terminates automatically if it is assigned and may be terminated without penalty with respect to the Portfolio by vote of the Portfolio's shareholders or by either party on not more than 60 days' written notice. The Administration Agreement also provides that The Bank of New York shall not be liable for any error of judgment or mistake of law or for any act or omission in the administration or management of the Trust, except for willful misfeasance, bad faith or gross negligence in the performance of The Bank of New York's duties or by reason of reckless disregard of its obligations and duties under the Administration Agreement.

Underwriter


CW Fund Distributors, Inc. (the "Underwriter") serves as the Trust's statutory underwriter and acts as the agent of the Trust in connection with the offering of shares of the Portfolio pursuant to an Underwriting Agreement. The Underwriting Agreement will continue in effect for two years and will continue in effect thereafter only if its continuance is specifically approved at least annually by the Board or by vote of the shareholders entitled to vote thereon, and in either case, by a majority of the Trustees who (i) are not parties to the Underwriting Agreement, (ii) are not interested persons of any such party or of the Trust and (iii) with respect to any class for which the Trust has adopted an underwriting plan, have no direct or indirect financial interest in the operation of that underwriting plan or in the Underwriting Agreement, at a meeting called for the purpose of voting on the Underwriting Agreement. All subscriptions for shares obtained by the Underwriter are directed to the Trust for acceptance and are not binding on the Trust until accepted by it. The Underwriter is reimbursed for all costs and expenses incurred in this capacity but receives no further compensation under the Underwriting Agreement and is under no obligation to sell any specific amount of Portfolio shares. The Underwriter is an affiliate of Countrywide Fund Services, Inc., the Trust's transfer agent. See "Transfer Agent".


The Underwriting Agreement provides that the Underwriter shall not be liable for any error of judgment or mistake of law or in any event whatsoever, except for willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of its obligations and duties under the Underwriting Agreement.

The Underwriting Agreement is terminable with respect to the Portfolio without penalty by the Trust on 60 days' written notice when authorized either by vote of the Portfolio's shareholders or by a vote of a majority of the Board, or by the Underwriter on 60 days' written notice. The Underwriting Agreement will automatically terminate in the event of its assignment.

The Underwriter may enter into agreements with selected broker-dealers, banks, or other financial institutions for distribution of shares of the Portfolio. These financial institutions may charge a fee for their services and may receive shareholders service fees even though shares of the Portfolio are sold without sales charges or underwriting fees. These financial institutions may otherwise act as processing agents, and will be responsible for promptly transmitting purchase, redemption and other requests to the Portfolio.

Investors who purchase shares in this manner will be subject to the procedures of the institution through whom they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the financial institution. Investors purchasing shares of the Portfolio in this manner should acquaint themselves with their institution's procedures and should read this Prospectus in conjunction with any materials and information provided by their institution. The financial institution and not its customers will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the institution.


Transfer Agent


Countrywide Fund Services, Inc. (the "Transfer Agent") acts as transfer agent and dividend disbursing agent for the Trust pursuant to a Transfer Agency Agreement. The Transfer Agency Agreement will remain in effect for a period of two years with respect to the Portfolio and thereafter is automatically renewed each year for an additional term of one year.


Among the responsibilities of the Transfer Agent for the Trust are, with respect to shareholders of record: (1) answering shareholder inquiries regarding account status and history, the manner in which purchases and redemptions of shares of the Portfolio may be effected and certain other matters pertaining to the Portfolio; (2) assisting shareholders in initiating and changing account designations and addresses; (3) providing necessary personnel and facilities to establish and maintain shareholder accounts and records, assisting in processing purchase and redemption transactions and receiving wired funds; (4) transmitting and receiving funds in connection with customer orders to purchase or redeem shares; (5) verifying shareholder signatures in connection with changes in the registration of shareholder accounts; (6) furnishing periodic statements and confirmations of purchases and redemptions; (7) arranging for the transmission of proxy statements, annual reports, prospectuses and other communications from the Trust to its shareholders; (8) arranging for the receipt, tabulation and transmission to the Trust of proxies executed by shareholders with respect to meetings of shareholders of the Trust; and (9) providing such other related services as the Trust or a shareholder may reasonably request.

The Transfer Agent or any sub-transfer agent or processing agent may also act and receive compensation for acting as custodian, investment manager, nominee, agent or fiduciary for its customers or clients who are shareholders of the Portfolio with respect to assets invested in the Portfolio. The Transfer Agent or any sub-transfer agent or other processing agent may elect to credit against the fees payable to it by its clients or customers all or a portion of any fee received from the Trust or from the Transfer Agent with respect to assets of those customers or clients invested in the Portfolio. The sub-transfer agents or processing agents retained by the Transfer Agent may be affiliated persons of the Transfer Agent.

                       5. DETERMINATION OF NET ASSET VALUE

Pursuant to the rules of the Securities and Exchange Commission, the Board has established procedures to stabilize the Portfolio's net asset value at $1.00 per share. These procedures include a review of the extent of any deviation of net asset value per share as a result of fluctuating interest rates, based on available market rates, from the Portfolio's $1.00 amortized cost price per share. Should that deviation exceed 1/2 of 1%, the Board will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of shares in kind, selling Portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations. The Trust has also established procedures to ensure that portfolio securities meet the Portfolio's quality criteria.

In determining the approximate market value of Portfolio investments, the Portfolio may employ outside organizations which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried at their face value.

                            6. PORTFOLIO TRANSACTIONS

Purchases and sales of portfolio securities for the Portfolio usually are principal transactions. Portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price. There usually are no brokerage commissions paid for any purchases. While the Trust does not anticipate that the Portfolio will pay any amounts of commission, in the event the Portfolio pays brokerage commissions or other transaction-related compensation, the payments may be made to broker-dealers who pay expenses of the Portfolio that it would otherwise be obligated to pay itself. Any transaction for which the Portfolio pays commissions or transaction-related compensation will be effected at the best price and execution available, taking into account the value of any research services provided, or the amount of any payments for other services made on behalf of the Portfolio, by the broker-dealer effecting the transaction.

Allocations of transactions to dealers and the frequency of transactions are determined for the Portfolio by the Adviser in its best judgment and in a manner deemed to be in the best interest of shareholders of the Portfolio rather than by any formula. The primary consideration is prompt execution of orders in an effective manner and at the most favorable price available to the Portfolio.

Investment decisions for the Portfolio will be made independently from those for any other portfolio, account or investment company that is or may in the future become managed by the Adviser or its affiliates. If, however, the Portfolio and other portfolios, accounts, or investment companies managed by the Adviser are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each entity. In some cases, this policy might adversely affect the price paid or received by the Portfolio or the size of the position obtainable for the Portfolio. In addition, when purchases or sales of the same security for the Portfolio and for other investment companies managed by the Adviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

                7. ADDITIONAL PURCHASE AND REDEMPTION INFORMATION


Shares of the Portfolio are sold on a continuous basis by the underwriter without any sales charge. Shareholders may effect purchases or redemptions or request any shareholder privilege in person at Countrywide Fund Services, Inc.'s offices located at P. O. Box 5354, 312 Walnut Street, Cincinnati, Ohio 45202.

The Trust accepts orders for the purchase or redemption of shares on any day that the New York Stock Exchange and the Federal Reserve Bank of New York are open ("Fund Business Day") between the hours of 8:30 a.m. and 7:00 p.m. (Eastern
Time). The Trust does not determine net asset value, and does not accept orders, on the days those institutions observe the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving and Christmas.

If the Public Securities Association recommends that the government securities markets close early, the Trust reserves the right to advance the time at which purchase and redemption offers must be received. In this event, a purchase or redemption order will be executed at the net asset value next determined after receipt. Investors who place purchase orders after the advanced time become entitled to dividends on the following Fund Business Day. If a redemption request is received after the advanced time, Countrywide Fund Services, Inc. ordinarily will wire redemption proceeds on the next Fund Business Day. In addition, the Trust reserves the right to advance the time by which purchase and redemption orders must be received for same day credit as otherwise permitted by the Securities and Exchange Commission.


Additional Redemption Matters

The Trust may redeem shares involuntarily to reimburse the Portfolio for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to the Portfolio's shares as provided in the Prospectus from time to time.

Redemptions may be made wholly or partially in portfolio securities if the Board determines that payment in cash would be detrimental to the best interests of the Portfolio. The Trust has filed an election with the Securities and Exchange Commission pursuant to which the Portfolio will only consider effecting a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Portfolio's net asset value, whichever is less, during any 90-day period.

                                   8. TAXATION

The following is only a summary of certain additional tax considerations generally affecting the Portfolio and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

Qualification as a Regulated Investment Company

The Portfolio has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Portfolio is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Portfolio made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and can therefore satisfy the Distribution Requirement.

In addition to satisfying the Distribution Requirement, a regulated investment company must: (1) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement"); and (2) derive less that 30% of its gross income (exclusive of certain gains on designated hedging transactions that are offset by realized or unrealized losses on offsetting positions) from the sale or other disposition of stock, securities or foreign currencies (or options, futures or forward contracts thereon) held for less than three months (the "Short-Short Gain Test"). However, foreign currency gains, including those derived from options, futures and forwards, will not in any event be characterized as Short-Short Gain if they are directly related to the regulated investment company's investments in stock or securities (or options or futures thereon). Because of the Short-Short Gain Test, the Portfolio may have to limit the sale of appreciated securities that it has held for less than three months. However, the Short-Short Gain Test will not prevent the Portfolio from disposing of investments at a loss, since the recognition of a loss before the expiration of the three-month holding period is disregarded for this purpose. Interest (including original issue discount) received by the Portfolio at maturity or upon the disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security within the meaning of the Short-Short Gain Test. However, income that is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose.


In general, gain or loss recognized by the Portfolio on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by the Portfolio at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Portfolio held the debt obligation.

Treasury Regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or any part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

In addition to satisfying the requirements described above, the Portfolio must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of the Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Portfolio has not invested more than 5% of the value of the Portfolio's total assets in securities of such issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses.

If for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends-received deduction in the case of corporate shareholders.

Excise Tax on Regulated Investment Companies

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

For purposes of the excise tax, a regulated investment company shall: (1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) exclude foreign currency gains and losses incurred after October 31 of any year (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

The Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Portfolio may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

Portfolio Distributions

The Portfolio anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will not qualify for the 70% dividends-received deduction for corporate shareholders.

The Portfolio may either retain or distribute to shareholders its net capital gain for each taxable year. The Portfolio currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Portfolio prior to the date on which the shareholder acquired his shares.

Conversely, if the Portfolio elects to retain its net capital gain, the Portfolio will be taxed thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. If the Portfolio elects to retain its net capital gain, it is expected that the Portfolio also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will be required to report his pro rata share of such gain on his tax return as long-term capital gain, will receive a refundable tax credit for his pro rata share of tax paid by the Portfolio on the gain, and will increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.

Distributions by the Portfolio that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

Distributions by the Portfolio will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Portfolio (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the net asset value at the time a shareholder purchases shares of the Portfolio reflects undistributed net investment income or recognized capital gain net income, or unrealized appreciation in the value of the assets of the Portfolio, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

Ordinarily, shareholders are required to take distributions by the Portfolio into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Portfolio) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

The Portfolio will be required in certain cases to withhold and remit to the U.S. Treasury 31% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Portfolio that it is not subject to backup withholding or that it is a corporation or other "exempt recipient".

Sale or Redemption of Shares

The Portfolio seeks to maintain a stable net asset value of $1.00 per share; however, there can be no assurance that the Portfolio will do this. In such a case, a shareholder will recognize gain or loss on the sale or redemption of shares of the Portfolio in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Portfolio within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of the Portfolio will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, the special holding period rules of Code Section 246(c)(3) and (4) generally will apply in determining the holding period of shares. Long-term capital gains of noncorporate taxpayers are currently taxed at a maximum rate 11.6% lower than the maximum rate applicable to ordinary income. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

Foreign Shareholders

Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Portfolio is "effectively connected" with a U.S. trade or business carried on by such shareholder.

If the income from the Portfolio is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Portfolio, capital gain dividends and amounts retained by the Portfolio that are designated as undistributed capital gains.

If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, and any gains realized upon the sale of shares of the Portfolio will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

In the case of foreign noncorporate shareholders, the Portfolio may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Portfolio with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Portfolio, including the applicability of foreign taxes.

Effect of Future Legislation; Local Tax Considerations

The foregoing general discussion of U.S. Federal income tax consequences is based on the Code and the Treasury Regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

Rules of state and local taxation of ordinary income dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. Federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Portfolio.

                              9. OTHER INFORMATION

Custodian and Accounting Agent

Pursuant to a Custodian Contract with the Trust, The Bank of New York, New York, New York, acts as the custodian of the Portfolio's assets. The custodian's responsibilities include safeguarding and controlling the Portfolio's cash and securities and determining income payable on and collecting interest on Portfolio investments.

The Bank of New York also serves as the accounting agent for the Trust. As the accounting agent, The Bank of New York is responsible for calculating the net asset value of each class of shares of the Portfolio and for maintaining the Trust's books and records.

Auditors

Deloitte & Touche, LLP, New York, New York, independent auditors, acts as auditors for the Trust.

The Trust and its Shareholders

The Trust was originally organized as a Delaware business trust on July 14, 1994, under the name Learning Assets(TM). By Certificate of Amendment filed with the Secretary of State in Delaware on December 1, 1994, and amendment to its Trust Instrument and Bylaws, the Trust changed its name to The Milestone Funds.

Delaware law provides that shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. The securities regulators of some states, however, have indicated that they and the courts in their state may decline to apply Delaware law on this point. The Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the Trust and requires that a disclaimer be given in each contract entered into or executed by the Trust or the Trustees. The Trust Instrument provides for indemnification out of each series' property of any shareholder or former shareholder held personally liable for the obligations of the series. The Trust Instrument also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect and the portfolio is unable to meet its obligations.

The Trust Instrument further provides that the Trustees shall not be liable to any person other than the Trust or its shareholders; moreover, the Trustees shall not be liable for any conduct whatsoever, provided that a Trustee is not protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Portfolio capital consists of shares of beneficial interest. Shares are fully paid and nonassessable, except as set forth above with respect to Trustee and shareholder liability. Shareholders representing 10% or more of the Trust or a series may, as set forth in the Trust Instrument, call meetings of the Trust or series for any purpose related to the Trust or series, as the case may be, including, in the case of a meeting of the entire Trust, the purpose of voting on removal of one or more Trustees. The Trust or any series may be terminated upon the sale of its assets to, or merger with, another open-end management investment company or series thereof, or upon liquidation and distribution of its assets. Generally such terminations must be approved by the vote of the holders of a majority of the outstanding shares of the Trust or the series; however, the Trustees may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation. If not so terminated or reorganized, the Trust and its series will continue indefinitely. Under the Trust Instrument, the Trustees may, without shareholder vote, cause the Trust to merge or consolidate into one or more trusts, partnerships or corporations or cause the Trust to be incorporated under Delaware law, so long as the surviving entity is an open-end management investment company that will succeed to or assume the Trust's registration statement.

Ownership Of Shares Of The Portfolio


As of March 6, 1998, the Trustees and officers of the Portfolio in the aggregate owned less than one percent of the outstanding shares of the Portfolio. Also, as of that date, the shareholders listed below owned of record more than five percent of the Portfolio:


INSTITUTIONAL SHARES:

                                                                      Shares of                    % of
              Shareholder                                          Portfolio Owned             Class Owned
              -----------                                          ---------------             -----------


Bear Stearns Securities Corp.                                        203,385,935                 12.93
FBO 7502313716-318
One Metrotech Center North
Brooklyn, NY  11201-3859

Clark County                                                         123,662,986                  7.86
500 Grand Central Parkway
Las Vegas, NV  89155-1220

Hare & Co.                                                            98,310,649                  6.25
c/o The Bank of New York
Attn.: P. Madden
STIF - Master Note Department
One Wall Street, Second Floor
New York, NY  10286

Bear Stearns Securities Corp.                                         97,479,992                  6.20
FBO 1020712426
One Metrotech Center North
Brooklyn, NY  11201-3859

Texas State Treasury                                                  96,000,000                  6.10
P. O. Box 12608
Austin, TX  78711-2608


INVESTOR SHARES:

                                                                      Shares of                    % of
                       Shareholder                                 Portfolio Owned             Class Owned
                       -----------                                 ---------------             -----------

Hare & Co.                                                            77,724,052                 34.40
c/o Bank of New York
Attn.:  P. Madden
STIF-Master Note Department
One Wall Street, Second Floor
New York, NY  10286


Amalgamated Bank  of Chicago                                          38,672,423                 17.12
One West Monroe Street
Chicago, IL  60603

Bear Stearns Securities Corp.                                         15,726,155                  6.96

A/C 2208072815-R28
One Metrotech Center North
Brooklyn, NY  11201-3859


FINANCIAL SHARES:

                                                                      Shares of                    % of
                       Shareholder                                 Portfolio Owned             Class Owned
                       -----------                                 ---------------             -----------

Obie & Co.                                                            90,000,000                 99.94
Chase Bank of Texas
STIF Unit
P. O. Box 2558
Houston, TX  77252-2558

SERVICE SHARES:

                                                                      Shares of                    % of
                       Shareholder                                 Portfolio Owned             Class Owned
                       -----------                                 ---------------             -----------
US Bank NA                                                            58,954,560                 47.53
Attn.:  Linda Fritz
First Trust Center
180 East Fifth Street
St. Paul, MN  55101

Obie & Co.                                                            40,897,723                 32.97
Chase Bank of Texas
STIF Unit
P. O. Box 2558
Houston, TX  77252-2558

Hare & Co.                                                            21,785,766                 17.57
c/o Bank of New York
Attn.:  P. Madden
STIF-Master Note Department
One Wall Street, Second Floor
New York, NY  10286

PREMIUM SHARES:

                                                                      Shares of                    % of

                       Shareholder                                 Portfolio Owned             Class Owned
                       -----------                                 ---------------             -----------
US Bank NA                                                            82,253,878                   100
Attn.:  Linda Fritz
First Trust Center
180 East Fifth Street
St. Paul, MN  55101


Financial Statements


The audited financial statements and the reports thereon of the Trust for the fiscal year ended November 30, 1997 are incorporated herein .

                               ----------------
                                     THE
                                  MILESTONE
                                    FUNDS
                               ----------------

                             THE MILESTONE FUNDS
                        TREASURY OBLIGATIONS PORTFOLIO

                                   ADVISER
                      Milestone Capital Management, L.P.

                              ------------------
                                ANNUAL REPORT
                              NOVEMBER 30, 1997

                               ----------------
                                     THE
                                  MILESTONE
                                    FUNDS
                               ----------------

TABLE OF CONTENTS

Letter to Our Shareholders........................       3

Statement of Investments..........................       4

Statement of Assets and Liabilities...............       6

Statement of Operations...........................       7

Statements of Changes in Net Assets...............       8

Financial Highlights..............................       9

Notes to Financial Statements.....................      12

Independent Auditors' Report......................      15

                               ----------------
                                     THE
                                  MILESTONE
                                    FUNDS
                               ----------------

TREASURY OBLIGATIONS PORTFOLIO
LETTER TO OUR SHAREHOLDERS
NOVEMBER 30, 1997

Dear Shareholder:

     1997 has been another very successful year for the Fund. We would like to take this opportunity to thank you for your trust and confidence. Understanding our clients and providing innovative services to meet your specific needs will continue to be our highest priority in 1998.

     Our conservative investment policies and disciplined relative value investment strategy served the fund well in 1997. The fund's assets maintained steady growth throughout 1997, increasing from $980,088,237 at the start of the fiscal year to $1,985,906,417 as of the date of this letter. Since inception, the Fund has posted 12 consecutive quarters of stable asset growth and continues to carry the highest money market fund ratings from Standard & Poor's (AAAm), Moody's (Aaa), and Fitch Investors Service (AAA).

     The domestic economy has been robust for most of this past year. GDP growth averaged over 3% during each of the first three quarters and has remained strong in the fourth quarter. In March, the Federal Reserve raised the Federal Funds rate by 25 basis points to 5.5%, in response to the expanding economy and the risks of an upward trend in inflation. The average maturity of the fund was shortened to take advantage of higher market rates. As 1997 progressed, world equity markets--particularly in Asia--declined sharply and the U.S. bond market was viewed increasingly as a relative safe haven. Throughout a challenging and transitional 1997, the Treasury Obligations Portfolio achieved very competitive returns versus its benchmarks. Heading into 1998, the Federal Reserve is likely to hold monetary policy steady until the 'tug of war' between the fallout in Asia and current strong domestic growth is resolved--which we believe will be late in the second quarter.

     As we look ahead to the coming year, we are excited about key additions to our professional staff which will enable us to expand our client services and meet the changing needs of all our investors. We look forward to introducing you to our new professionals and working in partnership with you to meet the full range of your liquidity management needs.


/s/ JANET TIEBOUT HANSON                      /s/  MARC H. PFEFFER

JANET TIEBOUT HANSON                          MARC H. PFEFFER
Chairman of the Board of Trustees             Chief Investment Officer
The Milestone Funds                           Milestone Capital Management, L.P.

                               ----------------
                                     THE
                                  MILESTONE
                                    FUNDS
                               ----------------

TREASURY OBLIGATIONS PORTFOLIO
STATEMENT OF INVESTMENTS
NOVEMBER 30, 1997
($ in Thousands)

----------------------------------------------------------------------------------------------------
                                                                                         VALUE
                             PRINCIPAL AMOUNT    INTEREST RATE    MATURITY DATE         (NOTE 1)
----------------------------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS - 16.0%
U.S. TREASURY BILLS - 11.5%
                                     $ 10,000            5.27%          1/08/98         $  9,944
                                       15,000      5.33%-5.57%          2/05/98           14,851
                                       40,000      5.36%-5.52%          3/05/98           39,433
                                       60,000      5.45%-5.66%          4/02/98           58,867
                                       47,500      5.43%-5.54%          4/30/98           46,411
                                       30,000      5.28%-5.35%          6/25/98           29,087
                                       20,000            5.29%          7/23/98           19,313
                                       10,000            5.22%          8/20/98            9,620
                                                                                         -------
                                                                                         227,526
                                                                                         -------
U.S TREASURY NOTES - 4.5%
                                       10,000            6.00%         12/31/97           10,001
                                       25,000           6.125%          5/15/98           25,056
                                       55,000            6.00%          9/30/98           55,185
                                                                                         -------
                                                                                          90,242
                                                                                         -------
----------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT OBLIGATIONS (AMORTIZED COST $317,768)                              317,768
----------------------------------------------------------------------------------------------------


REPURCHASE AGREEMENTS - 84.1%

BZW Securities, Inc., dated 11/28/97, repurchase price $420,200 (U.S. Treasury
Bills: $186,039, 12/26/97-1/02/98; U.S. Treasury Bond: $26,730, 11.625%,
11/15/02; U.S. Treasury Notes: $206,606, 5.875%-6.25%, 4/30/98-1/31/02;

aggregate market value $428,401)


                                      420,000            5.72%         12/01/97          420,000

Bear, Stearns & Co. Inc., dated 11/28/97, repurchase price $95,045 (U.S. Treasury Bills: $21,580, 3/05/98-11/12/98; U.S. Treasury Notes: $74,344,
5.125%-7.75%, 1/31/98-9/30/01; aggregate market value: $97,402)

                                       95,000            5.72%         12/01/97           95,000

CIBC/Oppenheimer, dated 11/28/97, repurchase price $95,045 (U.S. Treasury Notes:
$95,961, 5.625%-7.875%, 1/31/98-5/15/98; aggregate market value $96,904)

                                       95,000            5.70%         12/01/97           95,000

Chase Securities, Inc., dated 11/28/97, repurchase price $95,045 (U.S. Treasury
Notes: $94,450, 5.50%-8.50%, 2/15/00-10/31/00; aggregate market value $96,901)

                                       95,000            5.68%         12/01/97           95,000

                               ----------------
                                     THE
                                  MILESTONE
                                    FUNDS
                               ----------------

TREASURY OBLIGATIONS PORTFOLIO
STATEMENT OF INVESTMENTS (CONT'D)
NOVEMBER 30, 1997
($ in Thousands)

REPURCHASE AGREEMENTS - 84.1% (CONT'D)

Deutsche Morgan Grenfell/C.J. Lawrence, Inc., dated 11/28/97, repurchase price $425,203 (U.S. Treasury Notes: $424,371, 4.75%-7.50%, 5/15/98-8/31/02; aggregate market value $433,500)


                                     $425,000            5.73%         12/01/97         $425,000

Donaldson, Lufkin & Jenrette Securities Corp., dated 11/28/97, repurchase price $95,045 (U.S. Treasury Bill: $10,714, 8/20/98; U.S. Treasury Note: $85,019,
6.125%, 9/30/00; aggregate market value $96,901)

                                       95,000            5.70%         12/01/97           95,000

J.P. Morgan Securities, Inc., dated 11/26/97, repurchase price $75,059 (U.S. Treasury Bill: $26,757, 2/26/98; U.S. Treasury Note: $49,412, 6.375%, 4/30/99;
aggregate market value $76,501)

                                       75,000            5.65%         12/01/97           75,000

Morgan Stanley & Co., dated 11/28/97, repurchase price $95,045 (U.S. Treasury
Note: $96,195, 6.125%, 3/31/98, market value $97,353)

                                       95,000            5.70%         12/01/97           95,000

Nesbitt Burns Securities, Inc., dated 11/28/97, repurchase price $95,204 (U.S. Treasury Notes: $95,302, 5.875%-6.375%, 4/30/99-2/15/04; aggregate market value
$97,063)


                                       95,159            5.72%         12/01/97           95,159

SBC Warburg, Inc., dated 11/28/97, repurchase price $90,043 (U.S. Treasury
Notes: $90,474, 5.625%-5.875%, 11/30/98-9/30/02; aggregate market value $91,888)

                                       90,000            5.70%         12/01/97           90,000

UBS Securities, L.L.C., dated 11/28/97, repurchase price $90,043 (U.S. Treasury
Notes: $87,581, 6.25%-7.875%, 8/15/01-8/31/02; aggregate market value $91,803)

                                       90,000            5.70%         12/01/97           90,000


----------------------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS (AMORTIZED COST $1,670,159)                                1,670,159
----------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (AMORTIZED COST $1,987,927) - 100.1%                                 1,987,927

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1%)                                           (2,021)
----------------------------------------------------------------------------------------------------

NET ASSETS - 100.0%                                                                   $1,985,906
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------


See notes to financial statements.

                               ----------------
                                     THE
                                  MILESTONE
                                    FUNDS
                               ----------------

TREASURY OBLIGATIONS PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1997

ASSETS:
  Investments, at value and cost (note 1)                      $  317,767,627
  Repurchase agreements, at value and cost (note 1)             1,670,159,000
  Cash                                                                  1,014
  Interest receivable                                               1,699,330
  Deferred organization costs and prepaid expenses                    120,114
                                                               --------------
Total assets                                                    1,989,747,085
                                                               --------------
LIABILITIES:
  Advisory fee payable                                                158,655
  Shareholder Service fee payable-Investor Shares                      62,599
  Shareholder Service fee payable-Institutional Shares                 42,833
  Shareholder Service fee payable-Service Shares                       49,268
  Shareholder Service fee payable-Premium Shares                       18,068
  Distribution fee payable-Service Shares                              11,859
  Distribution fee payable-Premium Shares                              15,683
  Dividends payable                                                 3,365,681

  Accrued expenses                                                    116,022
                                                               --------------
Total liabilities                                                   3,840,668
                                                               --------------
NET ASSETS                                                     $1,985,906,417
                                                               --------------
                                                               --------------
NET ASSETS BY CLASS OF SHARES:
  Investor Shares                                              $  385,229,200
  Institutional Shares                                          1,183,905,306
  Financial Shares                                                 90,465,489
  Service Shares                                                  242,067,781
  Premium Shares                                                   84,238,641
                                                               --------------
NET ASSETS                                                     $1,985,906,417
                                                               --------------
                                                               --------------

SHARES OUTSTANDING
  Investor Shares                                                 385,229,200
                                                               --------------
                                                               --------------
  Institutional Shares                                          1,183,905,306
                                                               --------------
                                                               --------------
  Financial Shares                                                 90,465,489
                                                               --------------
                                                               --------------
  Service Shares                                                  242,067,781
                                                               --------------
                                                               --------------
  Premium Shares                                                   84,238,641
                                                               --------------
                                                               --------------

NET ASSET VALUE PER SHARE                                               $1.00
                                                               --------------
                                                               --------------
COMPOSITION OF NET ASSETS:
  Shares of beneficial interest                                $1,985,906,417
                                                               --------------
                                                               --------------
NET ASSETS                                                     $1,985,906,417
                                                               --------------
                                                               --------------

See notes to financial statements.

                               ----------------

                                     THE
                                  MILESTONE
                                    FUNDS
                               ----------------

TREASURY OBLIGATIONS PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED NOVEMBER 30, 1997

INVESTMENT INCOME:
  Interest                                                      $89,828,987
                                                              -------------
EXPENSES (note 2):
  Advisory fees                                                   1,624,259
  Administration fees                                                92,520
  Shareholder Service fees
     Investor Shares                                                486,820
     Institutional Shares                                           619,827
     Service Shares                                                 265,358
     Premium Shares                                                 136,486
  Distribution fees
     Service Shares                                                  61,445
     Premium Shares                                                 113,545
  Registration and filing fees                                      200,782
  Custodian fees and expenses                                       157,240
  Transfer agent fees and expenses                                  129,600
  Cash management fees                                               66,215
  Publication expenses and rating service fees                       57,269
  Accounting service fees                                            50,570
  Legal fees                                                         34,503
  Insurance expense                                                  31,459
  Amortization of organization costs                                 31,215
  Reports to shareholders                                            28,117
  Audit fees                                                         27,084
  Trustees' fees                                                      3,164
  Other expenses                                                      4,110
                                                              -------------
Total expenses                                                    4,221,588
  Fees waived (note 2)                                             (101,822)
                                                              -------------
Net expenses                                                      4,119,766
                                                              -------------
NET INVESTMENT INCOME                                            85,709,221
NET REALIZED GAIN ON INVESTMENTS                                     21,677
                                                              -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $  85,730,898
                                                              -------------
                                                              -------------


See notes to financial statements.

                               ----------------
                                     THE
                                  MILESTONE
                                    FUNDS
                               ----------------

                         TREASURY OBLIGATIONS PORTFOLIO
                      STATEMENTS OF CHANGES IN NET ASSETS

                                        FOR THE YEAR          FOR THE YEAR
                                            ENDED                ENDED
                                      NOVEMBER 30, 1997    NOVEMBER 30, 1996
                                      -----------------    ------------------
INCREASE IN NET ASSETS:
OPERATIONS:
  Net investment income                $    85,709,221       $   42,132,617
  Net realized gain on investments              21,677                4,144
                                      -----------------    ------------------
    Net increase in net assets
      resulting from operations             85,730,898           42,136,761
                                      -----------------    ------------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income - Investor
    Shares                                  (9,992,295)          (4,744,317)
  Net investment income -
    Institutional Shares                   (65,927,653)         (37,388,300)
  Net investment income - Financial
    Shares                                  (1,587,379)                  --
  Net investment income - Service
    Shares                                  (5,468,793)                  --
  Net investment income - Premium
    Shares                                  (2,733,101)                  --
  Net realized gain on investments
    - Investor Shares                           (2,355)                (573)
  Net realized gain on investments
    - Institutional Shares                     (16,989)              (3,571)
  Net realized gain on investments
    - Financial Shares                            (501)                  --
  Net realized gain on investments
    - Service Shares                            (1,355)                  --
  Net realized gain on investments
    - Premium Shares                              (477)                  --
                                      -----------------    ------------------

    Total distributions to
      shareholders                         (85,730,898)         (42,136,761)
                                      -----------------    ------------------

TRANSACTIONS IN SHARES OF
  BENEFICIAL INTEREST*:
  Sale of shares - Investor Shares       1,878,115,717        1,119,656,967
  Sale of shares - Institutional
    Shares                               8,968,756,744        6,057,708,590
  Sale of shares - Financial Shares        627,347,032                   --
  Sale of shares - Service Shares          432,735,113                   --
  Sale of shares - Premium Shares          373,782,058                   --
  Reinvested dividends - Investor
    shares                                   4,214,206            4,490,794
  Reinvested dividends -
    Institutional Shares                    44,014,929           23,817,018
  Reinvested dividends - Financial
    Shares                                     748,199                   --
  Reinvested dividends - Service
    Shares                                   3,094,972                   --
  Reinvested dividends - Premium
    Shares                                     111,927                   --
  Cost of shares repurchased -
    Investor Shares                     (1,580,015,817)      (1,123,505,861)
  Cost of shares repurchased -
    Institutional Shares                (8,726,039,510)      (5,413,511,051)
  Cost of shares repurchased -
    Financial Shares                      (537,629,742)                  --
  Cost of shares repurchased -
    Service Shares                        (193,762,304)                  --
  Cost of shares repurchased -
    Premium Shares                        (289,655,344)                  --
                                      -----------------    ------------------
    Net increase in net assets from
      shares of beneficial interest      1,005,818,180          668,656,457
                                      -----------------    ------------------
  Total Increase                         1,005,818,180          668,656,457
NET ASSETS:
  Beginning of year                        980,088,237          311,431,780
                                      -----------------    ------------------
  End of year                          $ 1,985,906,417       $  980,088,237
                                      -----------------    ------------------
                                      -----------------    ------------------

* Share transactions at net asset value of $1.00 per share.

See notes to financial statements.

                               ----------------
                                     THE
                                  MILESTONE
                                    FUNDS
                               ----------------


TREASURY OBLIGATIONS PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                        INVESTOR
                                                         SHARES
                             --------------------------------------------------------------
                                                                           FOR THE PERIOD
                               FOR THE YEAR          FOR THE YEAR        DECEMBER 30, 1994*
                                   ENDED                 ENDED                THROUGH
                             NOVEMBER 30, 1997     NOVEMBER 30, 1996     NOVEMBER 30, 1995
                             -----------------     -----------------     ------------------
PER SHARE OPERATING
  PERFORMANCE FOR A SHARE
  OUTSTANDING THROUGHOUT
  THE PERIOD
Beginning net asset value
  per share                          $1.00                $1.00                 $1.00
                             -----------------     -----------------     ------------------
Net investment income                0.051                0.050                 0.051
Dividends from net                  (0.051)              (0.050)               (0.051)
  investment income          -----------------     -----------------     ------------------
Ending net asset value
  per share                          $1.00                $1.00                 $1.00
                             -----------------     -----------------     ------------------
                             -----------------     -----------------     ------------------
TOTAL RETURN                          5.23%                5.11%                 5.71%(a)
RATIOS/SUPPLEMENTAL DATA
Ratios to average net
  assets:
  Expenses(b)                         0.41%                0.45%                 0.38%(a)
  Net investment income               5.13%                4.99%                 5.63%(a)
Net assets at the end of
  period (000's omitted)            $385,229              $82,915               $82,273

(a) Annualized
(b) Net of advisory, shareholder servicing, and administration fees waived and expenses reimbursed of 0.00%, 0.01% and 0.14%, respectively.
 *  Commencement of operations.

See notes to financial statements.

                               ----------------
                                     THE
                                  MILESTONE
                                    FUNDS
                               ----------------


TREASURY OBLIGATIONS PORTFOLIO
FINANCIAL HIGHLIGHTS (CONT'D)

                                                     INSTITUTIONAL
                                                        SHARES
                             -------------------------------------------------------------
                                                                          FOR THE PERIOD
                               FOR THE YEAR          FOR THE YEAR         JUNE 20, 1995*
                                   ENDED                 ENDED                THROUGH
                             NOVEMBER 30, 1997     NOVEMBER 30, 1996     NOVEMBER 30, 1995
                             -----------------     -----------------     -----------------
PER SHARE OPERATING
  PERFORMANCE FOR A SHARE
  OUTSTANDING THROUGHOUT
  THE PERIOD
Beginning net asset value
  per share                         $1.00                 $1.00                 $1.00
                             -----------------     -----------------     -----------------

Net investment income              (0.053)               (0.052)               (0.026)
Dividends from net                 (0.053)               (0.052)               (0.026)
  investment income          -----------------     -----------------     -----------------
Ending net asset value
  per share                         $1.00                 $1.00                 $1.00
                             -----------------     -----------------     -----------------
                             -----------------     -----------------     -----------------
TOTAL RETURN                         5.46%                 5.37%                 5.76%(a)
RATIOS/SUPPLEMENTAL DATA
Ratios to average net
  assets:
  Expenses(b)                        0.20%                 0.20%                 0.20%(a)
  Net investment income              5.32%                 5.21%                 5.69%(a)
Net assets at the end of
  period (000's omitted)         $1,183,905              $897,173              $229,159

(a) Annualized
(b) Net of advisory, shareholder servicing, and administration fees waived and expenses reimbursed of 0.01%, 0.02% and 0.17%, respectively.
 *  Commencement of operations.

See notes to financial statements.

                               ----------------
                                     THE
                                  MILESTONE

                                    FUNDS
                               ----------------

TREASURY OBLIGATIONS PORTFOLIO
FINANCIAL HIGHLIGHTS (CONT'D)

                                               FINANCIAL              SERVICE               PREMIUM
                                                SHARES                SHARES                SHARES
                                           -----------------     -----------------     -----------------
                                            FOR THE PERIOD        FOR THE PERIOD        FOR THE PERIOD
                                            MARCH 13, 1997*        MAY 2, 1997*          MAY 20, 1997*
                                                THROUGH               THROUGH               THROUGH
                                           NOVEMBER 30, 1997     NOVEMBER 30, 1997     NOVEMBER 30, 1997
                                           -----------------     -----------------     -----------------
PER SHARE OPERATING
  PERFORMANCE FOR A SHARE
  OUTSTANDING THROUGHOUT
  THE PERIOD
Beginning net asset value
  per share                                       $1.00                  $1.00                $1.00
                                           -----------------     -----------------     -----------------
Net investment income                             0.038                  0.030                0.027
Dividends from net
  investment income                              (0.038)                (0.030)              (0.027)
                                           -----------------     -----------------     -----------------
Ending net asset value per
  share                                           $1.00                  $1.00                $1.00
                                           -----------------     -----------------     -----------------
                                           -----------------     -----------------     -----------------
TOTAL RETURN                                       5.52%(a)               5.21%(a)             5.06%(a)
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
  Expenses                                         0.14%(a)               0.45%(a)             0.60%(a)
  Net investment income                            5.45%(a)               5.15%(a)             5.01%(a)
Net assets at the end of
  period (000's omitted)                          $90,465               $242,068              $84,239

(a) Annualized
*   Commencement of investment operations.

See notes to financial statements.

                               ----------------
                                     THE
                                  MILESTONE
                                    FUNDS

                               ----------------

TREASURY OBLIGATIONS PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 1997

NOTE 1.   SUMMARY OF ORGANIZATION AND
SIGNIFICANT ACCOUNTING POLICIES

The Milestone Funds (the 'Trust') was formed as a Delaware business trust on July 14, 1994. The Trust is registered as an open-end, management investment company under the Investment Company Act of 1940. It currently has one diversified investment portfolio, the Treasury Obligations Portfolio (the 'Portfolio') which is authorized to issue an unlimited number of shares of beneficial interest without par value. The Portfolio is currently authorized to issue five classes of shares, Investor Shares, Institutional Shares, Financial Shares, Service Shares and Premium Shares. The Trust commenced the offering of Investor Shares of the Portfolio on December 30, 1994, Institutional Shares on June 20, 1995, Financial Shares on March 13, 1997, Service Shares on May 2, 1997 and Premium Shares on May 20, 1997. The Trust's financial statements are prepared in accordance with generally accepted accounting principles.

VALUATION OF SECURITIES - Securities in which the Portfolio invests are valued at amortized cost. Under the amortized cost method, a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium and accretion of market discount is charged to income.

REPURCHASE AGREEMENTS - The Portfolio may purchase securities from financial institutions subject to the seller's agreement to repurchase and the Portfolio's agreement to resell the securities at par. The investment adviser only enters into repurchase agreements with financial institutions that are primary dealers and deemed to be creditworthy by the investment adviser in accordance with procedures adopted by the Board of Trustees. Securities purchased subject to repurchase agreements are maintained with a custodian of the Portfolio and must have, at all times, an aggregate market value greater than or equal to the repurchase price plus accrued interest. If the value of the underlying securities falls below 102% of the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next Portfolio business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Portfolio has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller.

SECURITY TRANSACTIONS - Security transactions are recorded on the trade date. Realized gains and losses are recorded on the identified cost basis. The cost of investments for federal income tax purposes at November 30, 1997 is the same as shown on the accompanying statement of investments.


CLASS SPECIFIC EXPENSES - Each share of the classes represents an undivided, proportionate interest in the Portfolio. The Portfolio's class specific expenses include Shareholder Service fees, Distribution fees and certain registration fees that are in accordance with procedures adopted by the Board of Trustees regarding the offering of multiple classes of shares by open-end, management investment companies. In addition, there are differences between the classes of shares with respect to the minimum investment required and voting rights affecting each class.

                               ----------------
                                     THE
                                  MILESTONE
                                    FUNDS
                               ----------------

TREASURY OBLIGATIONS PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONT'D)
NOVEMBER 30, 1997

INCOME TAXES - It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provision has been made for federal income taxes.

INTEREST INCOME AND DIVIDENDS TO SHAREHOLDERS - Interest income is accrued as earned. Dividends to shareholders from each class of the Portfolio's net investment income are declared daily and distributed monthly. Net realized capital gains, unless offset by any available capital loss carryforwards, are distributed at least annually.

ACCOUNTING ESTIMATES - The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

ORGANIZATION COSTS - Organization costs are being amortized on a straight line basis over five years.

NOTE 2.   INVESTMENT ADVISORY AND OTHER SERVICES

Milestone Capital Management, L.P. (the 'Adviser') serves as investment adviser to the Portfolio pursuant to an investment advisory agreement with the Trust. For its services, the Adviser receives a fee at an annual rate equal to 0.10% of the average daily net assets of the Portfolio.

The Trust has adopted a Shareholder Service Plan providing that the Trust may obtain the services of the Adviser and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this plan, the Trust has authorized the Adviser to enter into agreements pursuant to which the shareholder servicing agents perform certain shareholder services. For these services, the Adviser receives from the Trust a fee of 0.25%, 0.05%, 0.25% and

0.25% of the average daily net assets of the Investor Shares, Institutional Shares, Service Shares and Premium Shares, respectively. The Adviser pays the shareholder servicing agents up to these amounts with respect to shares owned by investors for which the shareholder servicing agents maintain a servicing relationship pursuant to the Shareholder Servicing Agreement. For the year ended November 30, 1997, the Adviser waived $101,822 of its shareholder servicing fee for the Institutional Shares.

The Trust has adopted a Distribution Plan for the Service Shares and the Premium Shares. The plan provides that the Portfolio may finance activities which are primarily intended to result in the sale of the Service and Premium Shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and payments to dealers who enter into agreements with the Trust or Underwriter. Pursuant to this plan, the Portfolio may

                               ----------------
                                     THE
                                  MILESTONE
                                    FUNDS
                               ----------------

TREASURY OBLIGATIONS PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONT'D)
NOVEMBER 30, 1997

incur distribution expenses related to the sale of the Service and Premium Shares of up to 0.25% and 0.35% of the average daily net assets of the Service and Premium Shares, respectively. The plan will only make payment for expenses actually incurred on a first-in, first-out basis. The plan may carry forward for an unlimited number of years any unreimbursed expenses. As of November 30, 1997, there were no unreimbursed expenses payable by the Trust. For the year ended November 30, 1997, the Portfolio incurred 0.06% and 0.21% of these distribution expenses for the Service and the Premium Shares, in the amounts of $61,445 and $113,545, respectively.

MGF Service Corp. acts as the Trust's transfer agent and dividend disbursing agent. Midwest Group Financial Services, Inc. (the 'Underwriter') serves as the statutory underwriter of the Portfolio's shares pursuant to an Underwriting Agreement with the Trust. The Underwriter is an affiliate of the Trust's transfer agent. The Underwriter is reimbursed for all costs and expenses incurred in this capacity but receives no further compensation for its services under the Underwriting Agreement.

                               ----------------
                                     THE
                                  MILESTONE
                                    FUNDS
                               ----------------

TREASURY OBLIGATIONS PORTFOLIO
INDEPENDENT AUDITORS' REPORT
NOVEMBER 30, 1997
THE BOARD OF TRUSTEES AND SHAREHOLDERS
TREASURY OBLIGATIONS PORTFOLIO OF THE MILESTONE FUNDS

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of the Treasury Obligations Portfolio of The Milestone Funds as of November 30, 1997, and the related statement of operations and changes in net assets for the year then ended, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial statements and the financial highlights of the fund for the year ended November 30, 1996 and for the period December 30, 1994 (commencement of operations) through November 30, 1995 were audited by other auditors whose report, dated January 14, 1997, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Treasury Obligations Portfolio of The Milestone Funds, as of November 30, 1997, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with generally accepted accounting principles.

Deloitte & Touche, LLP
New York, New York
December 24, 1997

                               ----------------
                                     THE
                                  MILESTONE
                                    FUNDS
                               ----------------

                                   Adviser
   -----------------------------------------------------------------------
                      Milestone Capital Management, L.P.
                               One Odell Plaza
                              Yonkers, NY 10701

                         Underwriter / Transfer Agent
   -----------------------------------------------------------------------
          Midwest Group Financial Services, Inc. / MGF Service Corp.
                                P.O. Box 5354
                          Cincinnati, OH 45201-5354
                                 800-363-7660

                                Primary Dealer
   -----------------------------------------------------------------------
                           Bear, Stearns & Co. Inc.
                               245 Park Avenue
                              New York, NY 10167

                          Administrator / Custodian
   -----------------------------------------------------------------------
                             The Bank of New York
                             90 Washington Street
                              New York, NY 10286

                                Legal Counsel
   -----------------------------------------------------------------------
               Kramer, Levin, Naftalis, Nessen, Kamin & Frankel
                               919 Third Avenue
                              New York, NY 10022

                           Independent Accountants
   -----------------------------------------------------------------------
                            Deloitte & Touche LLP
                          Two World Financial Center
                              New York, NY 10281


                  This report is authorized for distribution only to current shareholders and to others who have received a copy of The Milestone Funds prospectus.

                             The Milestone Funds
                   One Odell Plaza, Yonkers, New York 10701
                                 800-941-MILE

THE MILESTONE FUNDS

Treasury Obligations Portfolio - Financial Shares, Service Shares and Premium Shares


One  Executive Boulevard

Yonkers, New York  10701
Tel.     (800) 941-MILE

--------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION
March  30, 1998

The Milestone Funds (the "Trust") is an open-end investment management company. This Statement of Additional Information supplements the Prospectuses which offer shares of the Financial Class, Service Class and Premium Class of the Treasury Obligations Portfolio (the "Portfolio"), a diversified, no-load money market portfolio of the Trust, and should be read only in conjunction with those Prospectuses, copies of which may be obtained without charge by writing to The Milestone Funds, One Executive Boulevard, Yonkers, New York 10701, or by calling
(800) 941-MILE (941-6453).


TABLE OF CONTENTS

                                                                       Page
                                                                       ----

      1.  Investment Policies.......................................      2
      2.  Investment Limitations....................................      3
      3.  Advertising...............................................      5
      4.  Management................................................      7
      5.  Determination of Net Asset Value..........................     14
      6.  Portfolio Transactions....................................     14
      7.  Additional Purchase and Redemption Information............     15
      8.  Taxation..................................................     15
      9.  Distribution Plan.........................................     21
     10.  Other Information.........................................     21

This Statement of Additional Information is not a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by a current prospectus.

                             1. INVESTMENT POLICIES


The following discussion is intended to supplement the disclosure in the Prospectuses of the Financial, Premium and Service Classes of shares concerning the Portfolio's investments and investment techniques and the risks associated therewith.

DEFINITIONS

As used in this Statement of Additional Information, the following terms shall have the meanings listed:

         "Board" shall mean the Board of Trustees of the Trust.

         "U.S. Treasury obligations" shall mean securities issued by the United States Treasury, such as Treasury bills, notes and bonds, that are fully guaranteed as to payment of principal and interest by the United States.

         "1940 Act" shall mean the Investment Company Act of 1940, as amended.

         "Fully Collateralized" shall mean that the value of the underlying securities used to collateralize a repurchase agreement is at least 102% of the maturity value.

Repurchase Agreements. The Portfolio may purchase repurchase agreements fully collateralized by U.S. Treasury obligations. In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally one-to-seven days later. The repurchase price reflects a market rate of interest unrelated to the coupon rate or maturity of the purchased security. The obligation of the seller to pay the repurchase price is in effect secured by the value of the underlying security (as determined daily by the Adviser). This value must be equal to, or greater than, the repurchase price plus the transaction costs (including loss of interest) that the Portfolio could expect to incur upon liquidation of the collateral if the counterparty defaults. If a counterparty defaults on its repurchase obligation, the Portfolio might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. In the event of a counterparty's bankruptcy, the Portfolio might be delayed in, or prevented from, selling the collateral for the Portfolio's benefit.

When-Issued and Delayed Delivery Transactions. In order to assure itself of being able to obtain securities at prices which the Adviser believes might not be available at a future time, the Portfolio may purchase securities on a when-issued or delayed delivery basis (forward commitments). When these transactions are negotiated, the price (generally expressed in terms of yield) and the interest rate payable on the securities are fixed on the transaction date. Delivery and payment may take place a month or more after the date of the transaction is fixed, however. When the Portfolio makes the forward commitment, it will record the transactions as a purchase and thereafter reflect the value each day of such securities in determining its net asset value. During the period between a commitment and settlement, no payment is made for the securities purchased and no interest on the security accrues to the purchaser. At the time the Portfolio makes a commitment to purchase securities in this manner, the Portfolio immediately assumes the risk of ownership, including price fluctuation. Accordingly, the value of the securities on the delivery date may be more or less than the purchase price. Although the Portfolio will only enter into a forward commitment if it intends to actually acquire the securities, if the Portfolio later chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. When the Portfolio agrees to purchase a security on a when-issued or delayed delivery basis, the Trust's custodian will set aside and maintain a segregated account of sufficient liquid assets (such as cash or U.S. Treasury obligations) which will be available to make payment for the securities purchased. Failure by the other party to deliver a security purchased by the Portfolio may result in a loss or a missed opportunity to make an alternative investment. Although there is no limit on the amount of these commitments that the Portfolio may make, under normal circumstances it will not commit more than 30% of its total assets to such purchases.

Illiquid Securities. The Portfolio may invest up to 10% of its net assets in illiquid securities. The term "illiquid securities" for this purpose means repurchase agreements having a maturity of more than seven days and not entitling the holder to payment of principal within seven days. In addition, the Portfolio will not invest in repurchase agreements having a maturity in excess of one year. Certain repurchase agreements which provide for settlement in more than seven days can be liquidated before the nominal fixed term on seven days or less notice. Such repurchase agreements will be regarded as liquid instruments. The Board has ultimate responsibility for determining whether specific securities are liquid or illiquid. The Adviser monitors the liquidity of securities held by the Portfolio and reports periodically to the Board.

Cash Position. Although the Portfolio intends to be invested fully in U.S. Treasury obligations or repurchase agreements, it may hold a de minimus amount of cash for a short period prior to investment or payment of the proceeds of redemption. The amount of this cash should not exceed 5% of the Portfolio's assets, and in most cases will be significantly less.

                            2. INVESTMENT LIMITATIONS

The Portfolio has adopted the following fundamental investment limitations that cannot be changed without the affirmative vote of the lesser of (i) more than 50% of the outstanding shares of the Portfolio or (ii) 67% of the shares of the Portfolio present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Portfolio are present or represented. The Portfolio may not:

     (1) Invest in variable, adjustable or floating rate instruments of any kind;

     (2) Invest in securities issued by agencies or instrumentalities of the United States Government, such as the Federal National Mortgage Association ("FNMA"), Government National Mortgage Association ("GNMA"), Federal Home Loan

Mortgage Corp. ("Freddie Mac"), or the Small Business Administration ("SBA");
or,

     (3) Invest in zero coupon bonds.

     (4) Invest in structured notes or instruments commonly known as derivatives.

     (5) Enter into reverse repurchase agreements.

     (6) With respect to 100% of its assets, purchase a security other than a U.S. Treasury obligation if, as a result, more than 5% of the Fund's total assets would be invested in the securities of a single issuer.

     (7) Purchase securities if, immediately after the purchase, 25% or more of the value of the Portfolio's total assets would be invested in the securities of issuers having their principal business activities in the same industry; except that there is no limit on investments in U.S. Treasury obligations and repurchase agreements fully collateralized by U.S. Treasury obligations.

     (8) Purchase restricted securities, or underwrite securities of other issuers, except to the extent that the Portfolio may be considered to be acting as an underwriter in connection with the disposition of portfolio securities.

     (9) Purchase or sell real estate or any other interest therein, or real estate limited partnerships or invest in securities issued by companies that invest in real estate or interests therein.

     (10) Purchase or sell physical commodities or contracts relating to physical commodities, provided that currencies and currency-related contracts will not be deemed to be physical commodities.

     (11) Borrow money, except for temporary or emergency purposes (not for leveraging or investment), including the meeting of redemption requests, provided that borrowings do not exceed 33 1/3% of the value of the Portfolio's total assets.

     (12) Issue senior securities except as appropriate to evidence indebtedness that the Portfolio is permitted to incur, and provided that the Portfolio may issue shares of additional series or classes that the Trustees may establish.

     (13) Make loans (except through the use of repurchase agreements, and through the purchase of debt securities that are otherwise permitted investments).

     (14) Purchase securities on margin, or make short sales of securities, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.


     (15) Write options or acquire instruments with put or demand features, except that the Portfolio may enter into repurchase agreements terminable upon demand.

     (16) Invest in oil, gas or other mineral exploration or development programs.

The Portfolio has adopted the following nonfundamental investment limitations that may be changed by the Board without shareholder approval. The Portfolio may not:

     (a) Purchase securities for investment while any borrowing equaling 5% or more of the Portfolio's total assets is outstanding; and if at any time the Portfolio's borrowings exceed the Portfolio's investment limitations due to a decline in net assets, such borrowings will be promptly (within three days) reduced to the extent necessary to comply with the limitations.

     (b) Invest in or hold securities of any issuer other than the Portfolio if those Trustees and officers of the Trust or the Portfolio's investment adviser, individually owning beneficially more than 1/2 of 1% of the securities of the issuer, in the aggregate own more than 5% of the issuer's securities.

     (c) Acquire securities or invest in repurchase agreements with respect to any securities if, as a result, more than 10% of the Portfolio's net assets (taken at current value) would be invested in repurchase agreements having a maturity of more than seven days and not entitling the holder to payment of principal within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

Except as required by the 1940 Act, if a percentage restriction on investment or utilization of assets is adhered to at the time an investment is made a later change in percentage resulting from a change in the market values of the Portfolio's assets, the change in status of a security or purchases and redemptions of shares will not be considered a violation of the limitation.

                                 3. ADVERTISING

Performance Data

The Portfolio may provide current annualized and effective annualized yield quotations for each class based on its daily dividends. These quotations may from time to time be used in advertisements, shareholder reports or other communications to shareholders. All performance information supplied by the Portfolio is historical and is not intended to indicate future returns.

In performance advertising the Portfolio may compare any of its performance information with data published by independent evaluators including Morningstar, Lipper Analytical Services, Inc., IBC Financial Data, Inc.,

CDA/Wiesenberger and other companies that track the investment performance of investment companies ("Fund Tracking Companies"). The Portfolio may also compare any of its performance information with the performance of recognized stock, bond and other indices. The Portfolio may also refer in such materials to mutual fund performance rankings and other data published by Fund Tracking Companies. Performance advertising may also refer to discussions of the Portfolio and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

Any current yield quotation of a class of the Portfolio which is used in such a manner as to be subject to the provisions of Rule 482(d) under the Securities Act of 1933, as amended, shall consist of an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a specific seven-calendar-day period and shall be calculated by dividing the net change during the seven-day period in the value of an account having a balance of one share at the beginning of the period by the value of the account at the beginning of the period, and multiplying the quotient by 365/7. For this purpose, the net change in account value would reflect the value of additional shares purchased with dividends declared on the original share and dividends declared on both the original share and any such additional shares, but would not reflect any realized gains or losses from the sale of securities or any unrealized appreciation or depreciation on portfolio securities. In addition, any effective annualized yield quotation used by the Portfolio shall be calculated by compounding the current yield quotation for such period by adding 1 to the product, raising the sum to a power equal to 365/7, and subtracting 1 from the result.


The current and effective seven-day yields at November 30, 1997 were 5.49% and 5.65% for the Financial Class, 5.19% and 5.32% for the Service Class, and 5.04% and 5.16% for the Premium Class, respectively.


Although published yield information is useful to investors in reviewing a class's performance, investors should be aware that the Portfolio's yield fluctuates from day to day and that its yield for any given period is not an indication or representation by the Portfolio of future yields or rates of return on its shares. The yields of a class are neither fixed nor guaranteed, and an investment in the Portfolio is not insured or guaranteed. Accordingly, yield information may not necessarily be used to compare shares of the Portfolio with investment alternatives which, like money market instruments or bank accounts, may provide a fixed rate of interest. Also, it may not be appropriate to compare directly the Portfolio's yield information to similar information of investment alternatives which are insured or guaranteed.

Income calculated for the purpose of determining the yield of a class differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a class may differ from the rate of distribution the class paid over the same period or the rate of income reported in the Portfolio's financial statements.

The Funds may advertise other forms of performance. For example, the Funds may quote unaveraged or cumulative total returns reflecting the change in the value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Any performance information may be presented numerically or in a table, graph or similar illustration.

Other Information

The Funds may include other information in their advertisements including, but not limited to (i) portfolio holdings and portfolio allocation as of certain dates, such as portfolio diversification by instrument type, by instrument, by location of issuer or by maturity; (ii) statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed by an investor to meet specific financial goals; (iii) descriptions of the Funds' portfolio managers and the portfolio management staff of the Adviser or summaries of the views of the portfolio managers with respect to the financial markets; (iv) information regarding the background, experience or areas of expertise of the Funds' trustees; (v) ratings assigned the Fund by ratings organizations such as Standard & Poor's Ratings Group, Moody's Investors Service, or Fitch Investors Service, Inc.; (vi) the results of a hypothetical investment in a Fund over a given number of years, including the amount that the investment would be at the end of the period; and, (vii) the net asset value, net assets or number of shareholders of a Fund as of one or more dates. The Fund may also compare the Fund's operations to the operations of other funds or similar investment products. Such comparisons may refer to such aspects of operations as the nature and scope of regulation of the products and the products' weighted average maturity, liquidity, investment policies, and the manner of calculating and reporting performance.


In connection with its advertisements each Fund may provide "shareholders' letters" to provide shareholders or investors an introduction to the Fund's, the Trust's or any of the Trust's service provider's policies or business practices. The Fund may also include in sales materials information regarding the Adviser including the nature of its management techniques and its status as an entity wholly owned by women.

                                  4. MANAGEMENT

Trustees and Officers



The Trustees and Officers of the Trust and their principal occupations during the past five years are set forth below. Trustees deemed to be "interested persons" of the Trust as defined in the 1940 Act are marked with an asterisk.


*Janet Tiebout Hanson, Chairman and President.

          President and Chief Executive Officer of Milestone Capital Management, L.P., the Adviser to the Portfolio and President and Chief Executive Officer of Milestone Capital Management Corp., the general partner of the Adviser. Ms. Hanson was Managing Director of the Hanson Consulting Group, Inc., a management consulting firm, from September 1993 to May 1994. From October 1991 to August 1993, she was Vice-President of the Asset Management Division of Goldman, Sachs & Co., an investment banking firm. Ms. Hanson was also with Goldman, Sachs & Co. from 1977 to 1987. During that period, she became Vice-President of Fixed Income Sales and served as co-manager of money market sales in New York. Her address is 38 Forest Lane, Bronxville, New York 10708.

*Dort A. Cameron III, Trustee.

          Chairman of the Board of Milestone Capital Management Corp. Since 1984, he has been the General Partner of BMA L.P., which is the General Partner of Investment Limited Partnership, an investment partnership. Since 1988, Mr. Cameron has been a General Partner of EBD L.P., which is the General Partner of The Airlie Group, L.P., an investment partnership. He has been Chairman of Entex Information Services, a computer resale and service corporation, since August 1993. Mr. Cameron is a Trustee and Chairman of the Finance Committee of Middlebury College. His address is Airlie Farm, Old Post Road, Bedford, New York 10506.

*John D. Gilliam, Trustee.

          Chief Financial Officer, Robert Wood Johnson Foundation, Princeton, New Jersey. Former Limited Partner, Goldman, Sachs & Co. from 1987 to 1991. From 1991 to 1994, Mr. Gilliam was Deputy Comptroller, Bureau of Asset Management, in the Office of the Comptroller for the City of New York. He was a Partner at Goldman, Sachs & Co. from 1973 to 1987. His address is 700 Park Avenue, New York, New York 10021. Mr. Gilliam is currently a Limited Partner at Goldman, Sachs & Co.

Karen S. Cook, Trustee.

          Director of Client Services, Steinhardt Management Co., an investment partnership. Trustee and Chair of the Investment Committee of Wheaton College. Ms. Cook is also Vice-President of the Board of Trustees and

          Chair of the Development Committee of the Episcopal School in New York City. From 1989 until 1992, she was Managing Director of Alterna-Track, a professional placement and consulting firm specializing in the financial services industry. From 1975 until 1987, Ms. Cook was with the Equity Division of Goldman, Sachs & Co., where she became a Vice-President and senior block trader. Her address is 125 East 72nd Street, New York, New York 10021.

Anne Brown Farrell, Trustee.

          Former Vice-President, Fixed Income Division, Goldman, Sachs & Co. From 1973 through November 1994, Ms. Farrell was associated with Goldman Sachs in various capacities including Money Market Sales and Trading, and Fixed Income Administration. Her address is 34 Midwood Road, Greenwich, Connecticut 06830.


Allen Lee Sessoms, Trustee.

          President of Queens College, The City University of New York. Former Executive Vice President, University of Massachusetts Systems from 1993-1995. From 1980 to 1993 Dr. Sessoms was associated with the U.S. Department of State in various capacities including Deputy Chief of Mission, U.S. Embassy, Mexico, Minister-Counselor for Political Affairs, U.S. Embassy, Mexico and Counselor for Scientific and Technological

          Affairs, U.S. Embassy, Paris, France. From 1974-1981 Dr. Sessoms was an Assistant Professor of Physics at Harvard University. From 1973-1975 Dr. Sessoms was a Scientific Associate at the European Organization of Nuclear Research. He was a post-doctoral Research Associate at Brookhaven National Laboratory from 1972-1973. His address is 65-30 Kissena Boulevard, Flushing, New York 11367-1597.


*Michael Minikes, Trustee.

          Senior Managing Director and Treasurer of The Bear Stearns Companies, Inc. Mr. Minikes is also a member of the Board of Directors of the Depository Trust Company, past chairman of the Securities Industry Association Capital Committee, a former member of the NASD District 12 Business Conduct Committee, and a former director of the Securities Industry Automation Corp.

          Mr. Minikes joined Bear Stearns in 1978. Mr. Minikes became a general partner and then a senior managing director when Bear Stearns incorporated and went public in 1986. He is a member of the Firm's Board of Directors, and Operations Committee. His address is 245 Park Avenue, New York, New York, 10167.




Jeffrey R. Hanson, Secretary.

          Chief Operating Officer, Milestone Capital Management, L.P., and Managing Director of the Hanson Consulting Group, Inc. Mr. Hanson's address is 38 Forest Lane, Bronxville, New York 10708.

Janet Tiebout Hanson, Dort A. Cameron III, John D. Gilliam and Michael Minikes are interested persons of the Trust as that term is defined in the 1940 Act. Janet Tiebout Hanson and Jeffrey R. Hanson are married.


The following table sets forth the fees paid to each Trustee of the Company for the fiscal year ended November 30, 1997.

                                                                                                        Total
                                                          Pension or                                Compensation
                                                          Retirement                                From Company
                                     Aggregate         Benefits Accrued      Estimated Annual         And Fund
                                   Compensation         As Part of Fund        Benefits Upon       Complex Paid To
Name of Person, Position           From Company            Expenses             Retirement            Directors
------------------------------- -------------------- ---------------------- -------------------- --------------------
Janet T. Hanson                              $0                   $0                   $0                   $0

Dort A. Cameron III                          $0                   $0                   $0                   $0


John D. Gilliam                          $1,000                   $0                   $0               $1,000


Karen S. Cook                            $3,000                   $0                   $0               $3,000

Anne Brown Farrell                       $2,000                   $0                   $0               $2,000


Allen Lee Sessoms                        $2,000                   $0                   $0               $2,000


Michael Minikes                              $0                   $0                   $0                   $0

Investment Adviser


The Portfolio's investment adviser, Milestone Capital Management, L.P. (the "Adviser") furnishes at its own expense all services, facilities and personnel necessary in connection with managing the Portfolio's investments and effecting portfolio transactions for the Portfolio. The Investment Advisory Agreement between the Trust and the Adviser will remain in effect with respect to the Portfolio for a period of 24 months and will continue in effect thereafter only if its continuance is specifically approved at least annually by the Board or by vote of the shareholders, and in either case, by a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons of any such party at a meeting called for the purpose of voting on the Investment Advisory Agreement.

The Investment Advisory Agreement is terminable without penalty by the Trust with respect to the Portfolio on 60 days' written notice when authorized either by vote of the Portfolio's shareholders or by a vote of a majority of the Board, or by the Adviser on 60 days' written notice, and will automatically terminate in the event of its assignment. The Investment Advisory Agreement also provides that, with respect to the Portfolio, the Adviser shall not be liable for any error of judgment or mistake of law or for any act or omission in the performance of its duties to the Portfolio, except for willful misfeasance, bad faith or gross negligence in the performance of the Adviser's duties or by reason of reckless disregard of the Adviser's obligations and duties under the Investment Advisory Agreement.

For the services provided by the Adviser, the Trust pays the Adviser, with respect to the Portfolio, an annual fee of 0.10% of the total average daily net assets of the Portfolio. This fee is accrued by the Trust daily. The Adviser may waive up to 100% of the advisory fee of the Portfolio. At any time, however, the Adviser may rescind a voluntary fee waiver.

For the fiscal years ended November 30, 1997, November 30, 1996 and the period December 30, 1994 (commencement of operations) to November 30, 1995, the Adviser received advisory fees of $1,624,259, $812,214 and $100,353, reflecting waivers of $0, $0 and $231,894, respectively.


Subject to the obligations of the Adviser to reimburse the Trust for its excess expenses, the Trust has confirmed its obligation to pay all of its expenses, including: interest charges, taxes, brokerage fees and commissions; expenses of issue, repurchase and redemption of shares; premiums of insurance for the Trust, its Trustees and officers and fidelity bond premiums; applicable fees, interest charges and expenses of third parties, including the Trust's manager, investment adviser, investment subadviser, custodian, transfer agent and fund accountant; fees of pricing, interest, dividend, credit and other reporting services; costs of membership in trade associations; telecommunications expenses; funds transmission expenses, auditing, legal and compliance expenses; cost of forming the Trust and maintaining its existence; costs of preparing and printing the Trust's prospectuses, statements of additional information and shareholder reports and delivering them to existing shareholders; expenses of meetings of shareholders and proxy solicitations therefor; costs of maintaining books and accounts and preparing tax returns; costs of reproduction, stationery and supplies; fees and expenses of the Trustees; compensation of the Trust's officers and employees who are not employees of the Adviser, and costs of other personnel (who may be employees of the Adviser) performing services for the Trust; costs of Trustee meetings; Securities and Exchange Commission registration fees and related expenses; and state or foreign securities laws registration fees and related expenses.

The Adviser may carry out any of its obligations under the Investment Advisory Agreement by employing, subject to the Board's supervision, one or more persons who are registered as investment advisers or who are exempt from registration. The Investment Advisory Agreement provides that the Adviser shall not be liable for any act or omission of any subadviser except with respect to matters as to which the Adviser specifically assumes responsibility in writing.

Administrator

The Bank of New York acts as administrator to the Trust pursuant to an Administration Agreement with the Trust. As administrator, The Bank of New York provides management and administrative services necessary to the operation of the Trust (which include, among other responsibilities, negotiation of contracts and fees with, and monitoring of performance and billing of, the transfer agent and custodian and arranging for maintenance of books and records of the Trust), and provides the Trust with general office facilities. The Administration Agreement will remain in effect for a period of eighteen months with respect to the Portfolio and thereafter is automatically renewed each year for an additional term of one year.

The Administration Agreement terminates automatically if it is assigned and may be terminated without penalty with respect to the Portfolio by vote of the Portfolio's shareholders or by either party on not more than 60 days' written notice. The Administration Agreement also provides that The Bank of New York shall not be liable for any error of judgment or mistake of law or for any act or omission in the administration or management of the Trust, except for willful misfeasance, bad faith or gross negligence in the performance of The Bank of New York's duties or by reason of reckless disregard of its obligations and duties under the Administration Agreement.

Underwriter


CW Fund Distributors, Inc. (the "Underwriter") serves as the Trust's statutory underwriter and acts as the agent of the Trust in connection with the offering of shares of the Portfolio pursuant to an Underwriting Agreement. The Underwriting Agreement will continue in effect for two years and will continue in effect thereafter only if its continuance is specifically approved at least annually by the Board or by vote of the shareholders entitled to vote thereon, and in either case, by a majority of the Trustees who (i) are not parties to the Underwriting Agreement, (ii) are not interested persons of any such party or of the Trust and (iii) with respect to any class for which the Trust has adopted an underwriting plan, have no direct or indirect financial interest in the operation of that underwriting plan or in the Underwriting Agreement, at a meeting called for the purpose of voting on the Underwriting Agreement. All subscriptions for shares obtained by the Underwriter are directed to the Trust for acceptance and are not binding on the Trust until accepted by it. The Underwriter is reimbursed for all costs and expenses incurred in this capacity but receives no further compensation under the Underwriting Agreement and is under no obligation to sell any specific amount of Portfolio shares. The Underwriter is an affiliate of Countrywide Fund Services, Inc., the Trust's transfer agent. See "Transfer Agent".


The Underwriting Agreement provides that the Underwriter shall not be liable for any error of judgment or mistake of law or in any event whatsoever, except for willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of its obligations and duties under the Underwriting Agreement.

The Underwriting Agreement is terminable with respect to the Portfolio without penalty by the Trust on 60 days' written notice when authorized either by vote of the Portfolio's shareholders or by a vote of a majority of the Board, or by the Underwriter on 60 days' written notice. The Underwriting Agreement will automatically terminate in the event of its assignment.

The Underwriter may enter into agreements with selected broker-dealers, banks, or other financial institutions for distribution of shares of the Portfolio. These financial institutions may charge a fee for their services and may receive shareholders service fees even though shares of the Portfolio are sold without sales charges or underwriting fees. These financial institutions may otherwise act as processing agents, and will be responsible for promptly transmitting purchase, redemption and other requests to the Portfolio.

Investors who purchase shares in this manner will be subject to the procedures of the institution through whom they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the financial institution. Investors purchasing shares of the Portfolio in this manner should acquaint themselves with their institution's procedures and should read this Prospectus in conjunction with any materials and information provided by their institution. The financial institution and not its customers will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the institution.

Transfer Agent



Countrywide Fund Services, Inc. (the "Transfer Agent") acts as transfer agent and dividend disbursing agent for the Trust pursuant to a Transfer Agency Agreement. The Transfer Agency Agreement will remain in effect for a period of eighteen months with respect to the Portfolio and thereafter is automatically renewed each year for an additional term of one year.


Among the responsibilities of the Transfer Agent are, with respect to shareholders of record: (1) answering shareholder inquiries regarding account status and history, the manner in which purchases and redemptions of shares of the Portfolio may be effected and certain other matters pertaining to the Portfolio; (2) assisting shareholders in initiating and changing account designations and addresses; (3) providing necessary personnel and facilities to establish and maintain shareholder accounts and records, assisting in processing purchase and redemption transactions and receiving wired funds; (4) transmitting and receiving funds in connection with customer orders to purchase or redeem shares; (5) verifying shareholder signatures in connection with changes in the registration of shareholder accounts; (6) furnishing periodic statements and confirmations of purchases and redemptions; (7) arranging for the transmission of proxy statements, annual reports, prospectuses and other communications from the Trust to its shareholders; (8) arranging for the receipt, tabulation and transmission to the Trust of proxies executed by shareholders with respect to meetings of shareholders of the Trust; and (9) providing such other related services as the Trust or a shareholder may reasonably request.


The Transfer Agent or any sub-transfer agent or processing agent may also act and receive compensation for acting as custodian, investment manager, nominee, agent or fiduciary for its customers or clients who are shareholders of the Portfolio with respect to assets invested in the Portfolio. The Transfer Agent or any sub-transfer agent or other processing agent may elect to credit against the fees payable to it by its clients or customers all or a portion of any fee received from the Trust or from the Transfer Agent with respect to assets of those customers or clients invested in the Portfolio. The sub-transfer agents or processing agents retained by the Transfer Agent may be affiliated persons of the Transfer Agent.


                       5. DETERMINATION OF NET ASSET VALUE

Pursuant to the rules of the Securities and Exchange Commission, the Board has established procedures to stabilize the Portfolio's net asset value at $1.00 per share. These procedures include a review of the extent of any deviation of net asset value per share as a result of fluctuating interest rates, based on available market rates, from the Portfolio's $1.00 amortized cost price per share. Should that deviation exceed 1/2 of 1%, the Board will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of shares in kind, selling Portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations. The Trust has also established procedures to ensure that portfolio securities meet the Portfolio's quality criteria.

In determining the approximate market value of Portfolio investments, the Portfolio may employ outside organizations which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried at their face value.

                            6. PORTFOLIO TRANSACTIONS

Purchases and sales of portfolio securities for the Portfolio usually are principal transactions. Portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price. There usually are no brokerage commissions paid for any purchases. While the Trust does not anticipate that the Portfolio will pay any amounts of commission, in the event the Portfolio pays brokerage commissions or other transaction-related compensation, the payments may be made to broker-dealers who pay expenses of the Portfolio that it would otherwise be obligated to pay itself. Any transaction for which the Portfolio pays commissions or transaction-related compensation will be effected at the best price and execution available, taking into account the value of any research services provided, or the amount of any payments for other services made on behalf of the Portfolio, by the broker-dealer effecting the transaction.

Allocations of transactions to dealers and the frequency of transactions are determined for the Portfolio by the Adviser in its best judgment and in a manner deemed to be in the best interest of shareholders of the Portfolio rather than by any formula. The primary consideration is prompt execution of orders in an effective manner and at the most favorable price available to the Portfolio.

Investment decisions for the Portfolio will be made independently from those for any other portfolio, account or investment company that is or may in the future become managed by the Adviser or its affiliates. If, however, the Portfolio and other portfolios, accounts, or investment companies managed by the Adviser are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each entity. In some cases, this policy might adversely affect the price paid or received by the Portfolio or the size of the position obtainable for the Portfolio. In addition, when purchases or sales of the same security for the Portfolio and for other investment companies managed by the Adviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

                7. ADDITIONAL PURCHASE AND REDEMPTION INFORMATION


Shares of the Portfolio are sold on a continuous basis by the underwriter without any sales charge. Shareholders may effect purchases or redemptions or request any shareholder privilege in person at Countrywide Fund Services, Inc.'s offices located at P. O. Box 5354, 312 Walnut Street, Cincinnati, Ohio 45202.

The Trust accepts orders for the purchase or redemption of shares on any day that the New York Stock Exchange and the Federal Reserve Bank of New York are open ("Fund Business Day") between the hours of 8:30 a.m. and 7:00 p.m. (Eastern
Time). The Trust does not determine net asset value, and does not accept orders, on the days those institutions observe the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving and Christmas.


If the Public Securities Association recommends that the government securities markets close early, the Trust reserves the right to advance the time at which purchase and redemption offers must be received. In this event, a purchase or redemption order will be executed at the net asset value next determined after receipt. Investors who place purchase orders after the advanced time become entitled to dividends on the following Fund Business Day. If a redemption request is received after the advanced time, the Transfer Agent ordinarily will wire redemption proceeds on the next Fund Business Day. In addition, the Trust reserves the right to advance the time by which purchase and redemption orders must be received for same day credit as otherwise permitted by the Securities and Exchange Commission.

Additional Redemption Matters

The Trust may redeem shares involuntarily to reimburse the Portfolio for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to the Portfolio's shares as provided in the Prospectus from time to time.

Redemptions may be made wholly or partially in portfolio securities if the Board determines that payment in cash would be detrimental to the best interests of the Portfolio. The Trust has filed an election with the Securities and Exchange Commission pursuant to which the Portfolio will only consider effecting a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Portfolio's net asset value, whichever is less, during any 90-day period.

                                   8. TAXATION

The following is only a summary of certain additional tax considerations generally affecting the Portfolio and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

Qualification as a Regulated Investment Company

The Portfolio has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Portfolio is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Portfolio made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and can therefore satisfy the Distribution Requirement.

In addition to satisfying the Distribution Requirement, a regulated investment company must: (1) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement"); and (2) derive less that 30% of its gross income (exclusive of certain gains on designated hedging transactions that are offset by realized or unrealized losses on offsetting positions) from the sale or other disposition of stock, securities or foreign currencies (or options, futures or forward contracts thereon) held for less than three months (the "Short-Short Gain Test"). However, foreign currency gains, including those derived from options, futures and forwards, will not in any event be characterized as Short-Short Gain if they are directly related to the regulated investment company's investments in stock or securities (or options or futures thereon). Because of the Short-Short Gain Test, the Portfolio may have to limit the sale of appreciated securities that it has held for less than three months. However, the Short-Short Gain Test will not prevent the Portfolio from disposing of investments at a loss, since the recognition of a loss before the expiration of the three-month holding period is disregarded for this purpose. Interest (including original issue discount) received by the Portfolio at maturity or upon the disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security within the meaning of the Short-Short Gain Test. However, income that is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose.


In general, gain or loss recognized by the Portfolio on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by the Portfolio at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Portfolio held the debt obligation.

Treasury Regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or any part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

In addition to satisfying the requirements described above, the Portfolio must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of the Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Portfolio has not invested more than 5% of the value of the Portfolio's total assets in securities of such issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses.

If for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends-received deduction in the case of corporate shareholders.

Excise Tax on Regulated Investment Companies

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

For purposes of the excise tax, a regulated investment company shall: (1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) exclude foreign currency gains and losses incurred after October 31 of any year (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

The Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Portfolio may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

Portfolio Distributions

The Portfolio anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will not qualify for the 70% dividends-received deduction for corporate shareholders.

The Portfolio may either retain or distribute to shareholders its net capital gain for each taxable year. The Portfolio currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Portfolio prior to the date on which the shareholder acquired his shares.

Conversely, if the Portfolio elects to retain its net capital gain, the Portfolio will be taxed thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. If the Portfolio elects to retain its net capital gain, it is expected that the Portfolio also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will be required to report his pro rata share of such gain on his tax return as long-term capital gain, will receive a refundable tax credit for his pro rata share of tax paid by the Portfolio on the gain, and will increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.

Distributions by the Portfolio that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

Distributions by the Portfolio will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Portfolio (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the net asset value at the time a shareholder purchases shares of the Portfolio reflects undistributed net investment income or recognized capital gain net income, or unrealized appreciation in the value of the assets of the Portfolio, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

Ordinarily, shareholders are required to take distributions by the Portfolio into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Portfolio) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

The Portfolio will be required in certain cases to withhold and remit to the U.S. Treasury 31% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Portfolio that it is not subject to backup withholding or that it is a corporation or other "exempt recipient".

Sale or Redemption of Shares

The Portfolio seeks to maintain a stable net asset value of $1.00 per share; however, there can be no assurance that the Portfolio will do this. In such a case, a shareholder will recognize gain or loss on the sale or redemption of shares of the Portfolio in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Portfolio within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of the Portfolio will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, the special holding period rules of Code Section 246(c)(3) and (4) generally will apply in determining the holding period of shares. Long-term capital gains of noncorporate taxpayers are currently taxed at a maximum rate 11.6% lower than the maximum rate applicable to ordinary income. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

Foreign Shareholders

Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Portfolio is "effectively connected" with a U.S. trade or business carried on by such shareholder.

If the income from the Portfolio is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Portfolio, capital gain dividends and amounts retained by the Portfolio that are designated as undistributed capital gains.

If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, and any gains realized upon the sale of shares of the Portfolio will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

In the case of foreign noncorporate shareholders, the Portfolio may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Portfolio with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Portfolio, including the applicability of foreign taxes.

Effect of Future Legislation; Local Tax Considerations

The foregoing general discussion of U.S. Federal income tax consequences is based on the Code and the Treasury Regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

Rules of state and local taxation of ordinary income dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. Federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Portfolio.


                              9. DISTRIBUTION PLAN

The Trust has adopted a distribution plan for the Premium Shares. This Plan provides that the Portfolio may incur distribution expenses related to the sale of Premium Shares of up to .35% per annum of the Portfolio's average daily net assets attributable to such Shares. The Plan provides that the Portfolio may finance activities which are primarily intended to result in the sale of Premium Shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and payments to dealers and shareholder servicing agents who enter into agreements with the Trust or its distributor.

In approving the Plan in accordance with the requirements of Rule 12b-1 under the 1940 Act, the Trustees (including the Qualified Trustees, being Trustees who are not "interested persons", as defined by the 1940 Act, of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan) considered various factors and determined that there is a reasonable likelihood that the Plan will benefit the Premium Shares of the Portfolio and its shareholders. The Plan will continue in effect from year-to-year if specifically approved annually
(a) by the majority of such Portfolio's outstanding voting Premium Shares or by the Board of Trustees and (b) by the vote of a majority of the Qualified Trustees. While the Plan remains in effect, the Trust's Principal Financial Officer shall prepare and furnish to the Board of Trustees a written report setting forth the amounts spent by the Portfolio under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval and all material amendments to the Plan must be approved by the Board of Trustees and by the Qualified Trustees cast in person at a meeting called specifically for that purpose. While the Plan is in effect, the selection and nomination of the Qualified Trustees shall be made by those Qualified Trustees then in office.


For the fiscal year ended November 30, 1997, the Service Shares and Premium Shares paid $61,445 and $113,545, respectively, for services related to their respective 12b-1 Plans, all of which was compensation to dealers.


Payments for distribution expenses under the 12b-1 Plans are subject to Rule 12b-1 under the 1940 Act. Payments under the 12b-1 Plans are also subject to the conditions imposed by Rule 18f-3 under the 1940 Act and a Rule 18f-3 Multiple Class Plan which has been adopted by the Trustees for the benefit of the Trust. Rule 12b-1 defines distribution expenses to include the cost of "any activity which is primarily intended to result in the sales of shares". Rule 12b-1 provides, among other things, that a Trust may bear such expenses only pursuant to a plan adopted in accordance with Rule 12b-1. In accordance with Rule 12b-1, each 12b-1 Plan provides that a report of the amounts expensed, and the purposes for which such expenditures were incurred, will be made to the Trustees for their review at least quarterly. Each 12b-1 Plan provides that it may not be amended to increase materially the costs which the related class of shares may bear for distribution pursuant to the 12b-1 Plan without shareholder approval, and each 12b-1 Plan provides that any other type of material amendment must be approved by a majority of the Trustees, and by a majority of the Trustees who are neither "interested persons" (as defined in the 1940 Act) of the Trust nor have any direct or indirect financial interest in the operation of the 12b-1 Plan being amended or in any related agreements, by vote cast in person at a meeting called for the purpose of considering such amendments. In addition, as long as the 12b-1 Plans are in effect, the nomination of the Trustees who are not interested persons of the Trust (as defined in the 1940 Act) must be committed to the non-interested Trustees.


The Trust has adopted a distribution plan for the Service Shares. This Plan provides that the Portfolio may incur distribution expenses related to the sale of Service Shares of up to .25% per annum of the Portfolio's average daily net assets attributable to such Shares. The Plan provides that the Portfolio may finance activities which are primarily intended to result in the sale of Service Shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and payments to dealers and shareholder servicing agents who enter into agreements with the Trust or its distributor.


In approving the Plan in accordance with the requirements of Rule 12b-1 under the 1940 Act, the Trustees (including the Qualified Trustees, being Trustees who are not "interested persons", as defined by the 1940 Act, of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan) considered various factors and determined that there is a reasonable likelihood that the Plan will benefit the Service Shares of the Portfolio and its shareholders. The Plan will continue in effect from year-to-year if specifically approved annually (a) by the majority of such Portfolio's outstanding voting Service Shares or by the Board of Trustees and
(b) by the vote of a majority of the Qualified Trustees. While the Plan remains in effect, the Trust's Principal Financial Officer shall prepare and furnish to the Board of Trustees a written report setting forth the amounts spent by the

Portfolio under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval and all material amendments to the Plan must be approved by the Board of Trustees and by the Qualified Trustees cast in person at a meeting called specifically for that purpose. While the Plan is in effect, the selection and nomination of the Qualified Trustees shall be made by those Qualified Trustees then in office.



                              10. OTHER INFORMATION

Custodian and Accounting Agent

Pursuant to a Custodian Contract with the Trust, The Bank of New York, New York, New York, acts as the custodian of the Portfolio's assets. The custodian's responsibilities include safeguarding and controlling the Portfolio's cash and securities and determining income payable on and collecting interest on Portfolio investments.

The Bank of New York also serves as the accounting agent for the Trust. As the accounting agent, The Bank of New York is responsible for calculating the net asset value of each class of shares of the Portfolio and for maintaining the Trust's books and records.

Auditors

Deloitte & Touche, LLP, New York, New York, independent auditors, acts as auditors for the Trust.

The Trust and its Shareholders

The Trust was originally organized as a Delaware business trust on July 14, 1994, under the name Learning Assets(TM). By Certificate of Amendment filed with the Secretary of State in Delaware on December 1, 1994, and amendment to its Trust Instrument and Bylaws, the Trust changed its name to The Milestone Funds.

Delaware law provides that shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. The securities regulators of some states, however, have indicated that they and the courts in their state may decline to apply Delaware law on this point. The Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the Trust and requires that a disclaimer be given in each contract entered into or executed by the Trust or the Trustees. The Trust Instrument provides for indemnification out of each series' property of any shareholder or former shareholder held personally liable for the obligations of the series. The Trust Instrument also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect and the portfolio is unable to meet its obligations.

The Trust Instrument further provides that the Trustees shall not be liable to any person other than the Trust or its shareholders; moreover, the Trustees shall not be liable for any conduct whatsoever, provided that a Trustee is not protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Portfolio capital consists of shares of beneficial interest. Shares are fully paid and nonassessable, except as set forth above with respect to Trustee and shareholder liability. Shareholders representing 10% or more of the Trust or a series may, as set forth in the Trust Instrument, call meetings of the Trust or series for any purpose related to the Trust or series, as the case may be, including, in the case of a meeting of the entire Trust, the purpose of voting on removal of one or more Trustees. The Trust or any series may be terminated upon the sale of its assets to, or merger with, another open-end management investment company or series thereof, or upon liquidation and distribution of its assets. Generally such terminations must be approved by the vote of the holders of a majority of the outstanding shares of the Trust or the series; however, the Trustees may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation. If not so terminated or reorganized, the Trust and its series will continue indefinitely. Under the Trust Instrument, the Trustees may, without shareholder vote, cause the Trust to merge or consolidate into one or more trusts, partnerships or corporations or cause the Trust to be incorporated under Delaware law, so long as the surviving entity is an open-end management investment company that will succeed to or assume the Trust's registration statement.

Ownership Of Shares Of The Portfolio


As of March 6, 1998, the Trustees and officers of the Portfolio in the aggregate owned less than one percent of the outstanding shares of the Portfolio. Also, as of that date, the shareholders listed below owned of record more than five percent of the Portfolio:

INSTITUTIONAL SHARES:


                                                                      Shares of                   % of

                       Shareholder                                 Portfolio Owned             Class Owned
                       -----------                                 ---------------             -----------
Bear Stearns Securities Corp.                                        203,385,935                 12.93
FBO 7502313716-318
One Metrotech Center North
Brooklyn, NY  11201-3859

Clark County                                                         123,662,986                  7.86
500 Grand Central Parkway
Las Vegas, NV  89155-1220

Hare & Co.                                                            98,310,649                  6.25
c/o The Bank of New York
Attn.:  P. Madden
STIF  -  Master Note Department
One Wall Street, Second Floor
New York, NY  10286

Bear Stearns Securities Corp.                                         97,479,992                  6.20
FBO 1020712426
One Metrotech Center North
Brooklyn, NY  11201-3859

Texas State Treasury                                                  96,000,000                  6.10
P. O. Box 12608
Austin, TX  78711-2608


INVESTOR SHARES:

                                                                      Shares of                   % of
                       Shareholder                                 Portfolio Owned             Class Owned
                       -----------                                 ---------------             -----------
Hare & Co.                                                            77,724,052                 34.40
c/o Bank of New York
Attn.:  P. Madden
STIF-Master Note Department
One Wall Street, Second Floor
New York, NY  10286

Amalgamated Bank of Chicago                                           38,672,423                 17.12
One West Monroe Street
Chicago, IL  60603


Bear Stearns Securities Corp.                                         15,726,155                  6.96
A/C 2208072815-R28
One Metrotech Center North
Brooklyn, NY  11201-3859


FINANCIAL SHARES:

                                                                      Shares of                   % of
                       Shareholder                                 Portfolio Owned             Class Owned
                       -----------                                 ---------------             -----------
Obie & Co.                                                            90,000,000                 99.94
Chase Bank of Texas
STIF Unit
P. O. Box 2558
Houston, TX  77252-2558

SERVICE SHARES:

                                                                      Shares of                   % of
                       Shareholder                                 Portfolio Owned             Class Owned
                       -----------                                 ---------------             -----------
US Bank NA                                                            58,954,560                 47.53
Attn.:  Linda Fritz
First Trust Center
180 East Fifth Street
St. Paul, MN  55101

Obie & Co.                                                            40,897,723                 32.97
Chase Bank of Texas
STIF Unit
P. O. Box 2558
Houston, TX  77252-2558

Hare & Co.                                                            21,785,766                 17.57
c/o Bank of New York
Attn.:  P. Madden
STIF-Master Note Department
One Wall Street, Second Floor
New York, NY  10286

PREMIUM SHARES:


                                                                      Shares of                   % of
                       Shareholder                                 Portfolio Owned             Class Owned
                       -----------                                 ---------------             -----------
US Bank NA                                                            82,253,878                  100
Attn.:  Linda Fritz
First Trust Center
180 East Fifth Street
St. Paul, MN  55101


Financial Statements


The audited financial statements and the reports thereon of the Trust for the fiscal year ended November 30, 1997 are incorporated herein .

                               ----------------
                                     THE
                                  MILESTONE
                                    FUNDS
                               ----------------

                             THE MILESTONE FUNDS
                        TREASURY OBLIGATIONS PORTFOLIO

                                   ADVISER
                      Milestone Capital Management, L.P.

                              ------------------
                                ANNUAL REPORT
                              NOVEMBER 30, 1997

                               ----------------
                                     THE
                                  MILESTONE
                                    FUNDS
                               ----------------

TABLE OF CONTENTS

Letter to Our Shareholders........................       3

Statement of Investments..........................       4

Statement of Assets and Liabilities...............       6

Statement of Operations...........................       7

Statements of Changes in Net Assets...............       8

Financial Highlights..............................       9

Notes to Financial Statements.....................      12

Independent Auditors' Report......................      15

                               ----------------
                                     THE
                                  MILESTONE
                                    FUNDS
                               ----------------

TREASURY OBLIGATIONS PORTFOLIO
LETTER TO OUR SHAREHOLDERS
NOVEMBER 30, 1997

Dear Shareholder:

     1997 has been another very successful year for the Fund. We would like to take this opportunity to thank you for your trust and confidence. Understanding our clients and providing innovative services to meet your specific needs will continue to be our highest priority in 1998.

     Our conservative investment policies and disciplined relative value investment strategy served the fund well in 1997. The fund's assets maintained steady growth throughout 1997, increasing from $980,088,237 at the start of the fiscal year to $1,985,906,417 as of the date of this letter. Since inception, the Fund has posted 12 consecutive quarters of stable asset growth and continues to carry the highest money market fund ratings from Standard & Poor's (AAAm), Moody's (Aaa), and Fitch Investors Service (AAA).

     The domestic economy has been robust for most of this past year. GDP growth averaged over 3% during each of the first three quarters and has remained strong in the fourth quarter. In March, the Federal Reserve raised the Federal Funds rate by 25 basis points to 5.5%, in response to the expanding economy and the risks of an upward trend in inflation. The average maturity of the fund was shortened to take advantage of higher market rates. As 1997 progressed, world equity markets--particularly in Asia--declined sharply and the U.S. bond market was viewed increasingly as a relative safe haven. Throughout a challenging and transitional 1997, the Treasury Obligations Portfolio achieved very competitive returns versus its benchmarks. Heading into 1998, the Federal Reserve is likely to hold monetary policy steady until the 'tug of war' between the fallout in Asia and current strong domestic growth is resolved--which we believe will be late in the second quarter.

     As we look ahead to the coming year, we are excited about key additions to our professional staff which will enable us to expand our client services and meet the changing needs of all our investors. We look forward to introducing you to our new professionals and working in partnership with you to meet the full range of your liquidity management needs.


/s/ JANET TIEBOUT HANSON                      /s/  MARC H. PFEFFER

JANET TIEBOUT HANSON                          MARC H. PFEFFER
Chairman of the Board of Trustees             Chief Investment Officer
The Milestone Funds                           Milestone Capital Management, L.P.

                               ----------------
                                     THE
                                  MILESTONE
                                    FUNDS
                               ----------------

TREASURY OBLIGATIONS PORTFOLIO
STATEMENT OF INVESTMENTS
NOVEMBER 30, 1997
($ in Thousands)

----------------------------------------------------------------------------------------------------
                                                                                         VALUE
                             PRINCIPAL AMOUNT    INTEREST RATE    MATURITY DATE         (NOTE 1)
----------------------------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS - 16.0%
U.S. TREASURY BILLS - 11.5%
                                     $ 10,000            5.27%          1/08/98         $  9,944
                                       15,000      5.33%-5.57%          2/05/98           14,851
                                       40,000      5.36%-5.52%          3/05/98           39,433
                                       60,000      5.45%-5.66%          4/02/98           58,867
                                       47,500      5.43%-5.54%          4/30/98           46,411
                                       30,000      5.28%-5.35%          6/25/98           29,087
                                       20,000            5.29%          7/23/98           19,313
                                       10,000            5.22%          8/20/98            9,620
                                                                                         -------
                                                                                         227,526
                                                                                         -------
U.S TREASURY NOTES - 4.5%
                                       10,000            6.00%         12/31/97           10,001
                                       25,000           6.125%          5/15/98           25,056
                                       55,000            6.00%          9/30/98           55,185
                                                                                         -------
                                                                                          90,242
                                                                                         -------
----------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT OBLIGATIONS (AMORTIZED COST $317,768)                              317,768
----------------------------------------------------------------------------------------------------


REPURCHASE AGREEMENTS - 84.1%

BZW Securities, Inc., dated 11/28/97, repurchase price $420,200 (U.S. Treasury
Bills: $186,039, 12/26/97-1/02/98; U.S. Treasury Bond: $26,730, 11.625%,
11/15/02; U.S. Treasury Notes: $206,606, 5.875%-6.25%, 4/30/98-1/31/02;
aggregate market value $428,401)


                                      420,000            5.72%         12/01/97          420,000

Bear, Stearns & Co. Inc., dated 11/28/97, repurchase price $95,045 (U.S. Treasury Bills: $21,580, 3/05/98-11/12/98; U.S. Treasury Notes: $74,344,
5.125%-7.75%, 1/31/98-9/30/01; aggregate market value: $97,402)

                                       95,000            5.72%         12/01/97           95,000

CIBC/Oppenheimer, dated 11/28/97, repurchase price $95,045 (U.S. Treasury Notes:
$95,961, 5.625%-7.875%, 1/31/98-5/15/98; aggregate market value $96,904)

                                       95,000            5.70%         12/01/97           95,000

Chase Securities, Inc., dated 11/28/97, repurchase price $95,045 (U.S. Treasury
Notes: $94,450, 5.50%-8.50%, 2/15/00-10/31/00; aggregate market value $96,901)

                                       95,000            5.68%         12/01/97           95,000

                               ----------------
                                     THE
                                  MILESTONE
                                    FUNDS
                               ----------------

TREASURY OBLIGATIONS PORTFOLIO
STATEMENT OF INVESTMENTS (CONT'D)
NOVEMBER 30, 1997
($ in Thousands)

REPURCHASE AGREEMENTS - 84.1% (CONT'D)

Deutsche Morgan Grenfell/C.J. Lawrence, Inc., dated 11/28/97, repurchase price $425,203 (U.S. Treasury Notes: $424,371, 4.75%-7.50%, 5/15/98-8/31/02; aggregate market value $433,500)


                                     $425,000            5.73%         12/01/97         $425,000

Donaldson, Lufkin & Jenrette Securities Corp., dated 11/28/97, repurchase price $95,045 (U.S. Treasury Bill: $10,714, 8/20/98; U.S. Treasury Note: $85,019,
6.125%, 9/30/00; aggregate market value $96,901)

                                       95,000            5.70%         12/01/97           95,000

J.P. Morgan Securities, Inc., dated 11/26/97, repurchase price $75,059 (U.S. Treasury Bill: $26,757, 2/26/98; U.S. Treasury Note: $49,412, 6.375%, 4/30/99;
aggregate market value $76,501)

                                       75,000            5.65%         12/01/97           75,000

Morgan Stanley & Co., dated 11/28/97, repurchase price $95,045 (U.S. Treasury
Note: $96,195, 6.125%, 3/31/98, market value $97,353)

                                       95,000            5.70%         12/01/97           95,000

Nesbitt Burns Securities, Inc., dated 11/28/97, repurchase price $95,204 (U.S. Treasury Notes: $95,302, 5.875%-6.375%, 4/30/99-2/15/04; aggregate market value
$97,063)


                                       95,159            5.72%         12/01/97           95,159

SBC Warburg, Inc., dated 11/28/97, repurchase price $90,043 (U.S. Treasury
Notes: $90,474, 5.625%-5.875%, 11/30/98-9/30/02; aggregate market value $91,888)

                                       90,000            5.70%         12/01/97           90,000

UBS Securities, L.L.C., dated 11/28/97, repurchase price $90,043 (U.S. Treasury
Notes: $87,581, 6.25%-7.875%, 8/15/01-8/31/02; aggregate market value $91,803)

                                       90,000            5.70%         12/01/97           90,000


----------------------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS (AMORTIZED COST $1,670,159)                                1,670,159
----------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (AMORTIZED COST $1,987,927) - 100.1%                                 1,987,927

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1%)                                           (2,021)
----------------------------------------------------------------------------------------------------

NET ASSETS - 100.0%                                                                   $1,985,906
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------


See notes to financial statements.

                               ----------------
                                     THE
                                  MILESTONE
                                    FUNDS
                               ----------------

TREASURY OBLIGATIONS PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1997

ASSETS:
  Investments, at value and cost (note 1)                      $  317,767,627
  Repurchase agreements, at value and cost (note 1)             1,670,159,000
  Cash                                                                  1,014
  Interest receivable                                               1,699,330
  Deferred organization costs and prepaid expenses                    120,114
                                                               --------------
Total assets                                                    1,989,747,085
                                                               --------------
LIABILITIES:
  Advisory fee payable                                                158,655
  Shareholder Service fee payable-Investor Shares                      62,599
  Shareholder Service fee payable-Institutional Shares                 42,833
  Shareholder Service fee payable-Service Shares                       49,268
  Shareholder Service fee payable-Premium Shares                       18,068
  Distribution fee payable-Service Shares                              11,859
  Distribution fee payable-Premium Shares                              15,683
  Dividends payable                                                 3,365,681

  Accrued expenses                                                    116,022
                                                               --------------
Total liabilities                                                   3,840,668
                                                               --------------
NET ASSETS                                                     $1,985,906,417
                                                               --------------
                                                               --------------
NET ASSETS BY CLASS OF SHARES:
  Investor Shares                                              $  385,229,200
  Institutional Shares                                          1,183,905,306
  Financial Shares                                                 90,465,489
  Service Shares                                                  242,067,781
  Premium Shares                                                   84,238,641
                                                               --------------
NET ASSETS                                                     $1,985,906,417
                                                               --------------
                                                               --------------

SHARES OUTSTANDING
  Investor Shares                                                 385,229,200
                                                               --------------
                                                               --------------
  Institutional Shares                                          1,183,905,306
                                                               --------------
                                                               --------------
  Financial Shares                                                 90,465,489
                                                               --------------
                                                               --------------
  Service Shares                                                  242,067,781
                                                               --------------
                                                               --------------
  Premium Shares                                                   84,238,641
                                                               --------------
                                                               --------------

NET ASSET VALUE PER SHARE                                               $1.00
                                                               --------------
                                                               --------------
COMPOSITION OF NET ASSETS:
  Shares of beneficial interest                                $1,985,906,417
                                                               --------------
                                                               --------------
NET ASSETS                                                     $1,985,906,417
                                                               --------------
                                                               --------------

See notes to financial statements.

                               ----------------

                                     THE
                                  MILESTONE
                                    FUNDS
                               ----------------

TREASURY OBLIGATIONS PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED NOVEMBER 30, 1997

INVESTMENT INCOME:
  Interest                                                      $89,828,987
                                                              -------------
EXPENSES (note 2):
  Advisory fees                                                   1,624,259
  Administration fees                                                92,520
  Shareholder Service fees
     Investor Shares                                                486,820
     Institutional Shares                                           619,827
     Service Shares                                                 265,358
     Premium Shares                                                 136,486
  Distribution fees
     Service Shares                                                  61,445
     Premium Shares                                                 113,545
  Registration and filing fees                                      200,782
  Custodian fees and expenses                                       157,240
  Transfer agent fees and expenses                                  129,600
  Cash management fees                                               66,215
  Publication expenses and rating service fees                       57,269
  Accounting service fees                                            50,570
  Legal fees                                                         34,503
  Insurance expense                                                  31,459
  Amortization of organization costs                                 31,215
  Reports to shareholders                                            28,117
  Audit fees                                                         27,084
  Trustees' fees                                                      3,164
  Other expenses                                                      4,110
                                                              -------------
Total expenses                                                    4,221,588
  Fees waived (note 2)                                             (101,822)
                                                              -------------
Net expenses                                                      4,119,766
                                                              -------------
NET INVESTMENT INCOME                                            85,709,221
NET REALIZED GAIN ON INVESTMENTS                                     21,677
                                                              -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $  85,730,898
                                                              -------------
                                                              -------------


See notes to financial statements.

                               ----------------
                                     THE
                                  MILESTONE
                                    FUNDS
                               ----------------

                         TREASURY OBLIGATIONS PORTFOLIO
                      STATEMENTS OF CHANGES IN NET ASSETS

                                        FOR THE YEAR          FOR THE YEAR
                                            ENDED                ENDED
                                      NOVEMBER 30, 1997    NOVEMBER 30, 1996
                                      -----------------    ------------------
INCREASE IN NET ASSETS:
OPERATIONS:
  Net investment income                $    85,709,221       $   42,132,617
  Net realized gain on investments              21,677                4,144
                                      -----------------    ------------------
    Net increase in net assets
      resulting from operations             85,730,898           42,136,761
                                      -----------------    ------------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income - Investor
    Shares                                  (9,992,295)          (4,744,317)
  Net investment income -
    Institutional Shares                   (65,927,653)         (37,388,300)
  Net investment income - Financial
    Shares                                  (1,587,379)                  --
  Net investment income - Service
    Shares                                  (5,468,793)                  --
  Net investment income - Premium
    Shares                                  (2,733,101)                  --
  Net realized gain on investments
    - Investor Shares                           (2,355)                (573)
  Net realized gain on investments
    - Institutional Shares                     (16,989)              (3,571)
  Net realized gain on investments
    - Financial Shares                            (501)                  --
  Net realized gain on investments
    - Service Shares                            (1,355)                  --
  Net realized gain on investments
    - Premium Shares                              (477)                  --
                                      -----------------    ------------------

    Total distributions to
      shareholders                         (85,730,898)         (42,136,761)
                                      -----------------    ------------------

TRANSACTIONS IN SHARES OF
  BENEFICIAL INTEREST*:
  Sale of shares - Investor Shares       1,878,115,717        1,119,656,967
  Sale of shares - Institutional
    Shares                               8,968,756,744        6,057,708,590
  Sale of shares - Financial Shares        627,347,032                   --
  Sale of shares - Service Shares          432,735,113                   --
  Sale of shares - Premium Shares          373,782,058                   --
  Reinvested dividends - Investor
    shares                                   4,214,206            4,490,794
  Reinvested dividends -
    Institutional Shares                    44,014,929           23,817,018
  Reinvested dividends - Financial
    Shares                                     748,199                   --
  Reinvested dividends - Service
    Shares                                   3,094,972                   --
  Reinvested dividends - Premium
    Shares                                     111,927                   --
  Cost of shares repurchased -
    Investor Shares                     (1,580,015,817)      (1,123,505,861)
  Cost of shares repurchased -
    Institutional Shares                (8,726,039,510)      (5,413,511,051)
  Cost of shares repurchased -
    Financial Shares                      (537,629,742)                  --
  Cost of shares repurchased -
    Service Shares                        (193,762,304)                  --
  Cost of shares repurchased -
    Premium Shares                        (289,655,344)                  --
                                      -----------------    ------------------
    Net increase in net assets from
      shares of beneficial interest      1,005,818,180          668,656,457
                                      -----------------    ------------------
  Total Increase                         1,005,818,180          668,656,457
NET ASSETS:
  Beginning of year                        980,088,237          311,431,780
                                      -----------------    ------------------
  End of year                          $ 1,985,906,417       $  980,088,237
                                      -----------------    ------------------
                                      -----------------    ------------------

* Share transactions at net asset value of $1.00 per share.

See notes to financial statements.

                               ----------------
                                     THE
                                  MILESTONE
                                    FUNDS
                               ----------------


TREASURY OBLIGATIONS PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                        INVESTOR
                                                         SHARES
                             --------------------------------------------------------------
                                                                           FOR THE PERIOD
                               FOR THE YEAR          FOR THE YEAR        DECEMBER 30, 1994*
                                   ENDED                 ENDED                THROUGH
                             NOVEMBER 30, 1997     NOVEMBER 30, 1996     NOVEMBER 30, 1995
                             -----------------     -----------------     ------------------
PER SHARE OPERATING
  PERFORMANCE FOR A SHARE
  OUTSTANDING THROUGHOUT
  THE PERIOD
Beginning net asset value
  per share                          $1.00                $1.00                 $1.00
                             -----------------     -----------------     ------------------
Net investment income                0.051                0.050                 0.051
Dividends from net                  (0.051)              (0.050)               (0.051)
  investment income          -----------------     -----------------     ------------------
Ending net asset value
  per share                          $1.00                $1.00                 $1.00
                             -----------------     -----------------     ------------------
                             -----------------     -----------------     ------------------
TOTAL RETURN                          5.23%                5.11%                 5.71%(a)
RATIOS/SUPPLEMENTAL DATA
Ratios to average net
  assets:
  Expenses(b)                         0.41%                0.45%                 0.38%(a)
  Net investment income               5.13%                4.99%                 5.63%(a)
Net assets at the end of
  period (000's omitted)            $385,229              $82,915               $82,273

(a) Annualized
(b) Net of advisory, shareholder servicing, and administration fees waived and expenses reimbursed of 0.00%, 0.01% and 0.14%, respectively.
 *  Commencement of operations.

See notes to financial statements.

                               ----------------
                                     THE
                                  MILESTONE
                                    FUNDS
                               ----------------


TREASURY OBLIGATIONS PORTFOLIO
FINANCIAL HIGHLIGHTS (CONT'D)

                                                     INSTITUTIONAL
                                                        SHARES
                             -------------------------------------------------------------
                                                                          FOR THE PERIOD
                               FOR THE YEAR          FOR THE YEAR         JUNE 20, 1995*
                                   ENDED                 ENDED                THROUGH
                             NOVEMBER 30, 1997     NOVEMBER 30, 1996     NOVEMBER 30, 1995
                             -----------------     -----------------     -----------------
PER SHARE OPERATING
  PERFORMANCE FOR A SHARE
  OUTSTANDING THROUGHOUT
  THE PERIOD
Beginning net asset value
  per share                         $1.00                 $1.00                 $1.00
                             -----------------     -----------------     -----------------

Net investment income              (0.053)               (0.052)               (0.026)
Dividends from net                 (0.053)               (0.052)               (0.026)
  investment income          -----------------     -----------------     -----------------
Ending net asset value
  per share                         $1.00                 $1.00                 $1.00
                             -----------------     -----------------     -----------------
                             -----------------     -----------------     -----------------
TOTAL RETURN                         5.46%                 5.37%                 5.76%(a)
RATIOS/SUPPLEMENTAL DATA
Ratios to average net
  assets:
  Expenses(b)                        0.20%                 0.20%                 0.20%(a)
  Net investment income              5.32%                 5.21%                 5.69%(a)
Net assets at the end of
  period (000's omitted)         $1,183,905              $897,173              $229,159

(a) Annualized
(b) Net of advisory, shareholder servicing, and administration fees waived and expenses reimbursed of 0.01%, 0.02% and 0.17%, respectively.
 *  Commencement of operations.

See notes to financial statements.

                               ----------------
                                     THE
                                  MILESTONE

                                    FUNDS
                               ----------------

TREASURY OBLIGATIONS PORTFOLIO
FINANCIAL HIGHLIGHTS (CONT'D)

                                               FINANCIAL              SERVICE               PREMIUM
                                                SHARES                SHARES                SHARES
                                           -----------------     -----------------     -----------------
                                            FOR THE PERIOD        FOR THE PERIOD        FOR THE PERIOD
                                            MARCH 13, 1997*        MAY 2, 1997*          MAY 20, 1997*
                                                THROUGH               THROUGH               THROUGH
                                           NOVEMBER 30, 1997     NOVEMBER 30, 1997     NOVEMBER 30, 1997
                                           -----------------     -----------------     -----------------
PER SHARE OPERATING
  PERFORMANCE FOR A SHARE
  OUTSTANDING THROUGHOUT
  THE PERIOD
Beginning net asset value
  per share                                       $1.00                  $1.00                $1.00
                                           -----------------     -----------------     -----------------
Net investment income                             0.038                  0.030                0.027
Dividends from net
  investment income                              (0.038)                (0.030)              (0.027)
                                           -----------------     -----------------     -----------------
Ending net asset value per
  share                                           $1.00                  $1.00                $1.00
                                           -----------------     -----------------     -----------------
                                           -----------------     -----------------     -----------------
TOTAL RETURN                                       5.52%(a)               5.21%(a)             5.06%(a)
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
  Expenses                                         0.14%(a)               0.45%(a)             0.60%(a)
  Net investment income                            5.45%(a)               5.15%(a)             5.01%(a)
Net assets at the end of
  period (000's omitted)                          $90,465               $242,068              $84,239

(a) Annualized
*   Commencement of investment operations.

See notes to financial statements.

                               ----------------
                                     THE
                                  MILESTONE
                                    FUNDS
                               ----------------

TREASURY OBLIGATIONS PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 1997

NOTE 1.   SUMMARY OF ORGANIZATION AND
SIGNIFICANT ACCOUNTING POLICIES

The Milestone Funds (the 'Trust') was formed as a Delaware business trust on July 14, 1994. The Trust is registered as an open-end, management investment company under the Investment Company Act of 1940. It currently has one diversified investment portfolio, the Treasury Obligations Portfolio (the 'Portfolio') which is authorized to issue an unlimited number of shares of beneficial interest without par value. The Portfolio is currently authorized to issue five classes of shares, Investor Shares, Institutional Shares, Financial Shares, Service Shares and Premium Shares. The Trust commenced the offering of Investor Shares of the Portfolio on December 30, 1994, Institutional Shares on June 20, 1995, Financial Shares on March 13, 1997, Service Shares on May 2, 1997 and Premium Shares on May 20, 1997. The Trust's financial statements are prepared in accordance with generally accepted accounting principles.

VALUATION OF SECURITIES - Securities in which the Portfolio invests are valued at amortized cost. Under the amortized cost method, a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium and accretion of market discount is charged to income.

REPURCHASE AGREEMENTS - The Portfolio may purchase securities from financial institutions subject to the seller's agreement to repurchase and the Portfolio's agreement to resell the securities at par. The investment adviser only enters into repurchase agreements with financial institutions that are primary dealers and deemed to be creditworthy by the investment adviser in accordance with procedures adopted by the Board of Trustees. Securities purchased subject to repurchase agreements are maintained with a custodian of the Portfolio and must have, at all times, an aggregate market value greater than or equal to the repurchase price plus accrued interest. If the value of the underlying securities falls below 102% of the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next Portfolio business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Portfolio has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller.

SECURITY TRANSACTIONS - Security transactions are recorded on the trade date. Realized gains and losses are recorded on the identified cost basis. The cost of investments for federal income tax purposes at November 30, 1997 is the same as shown on the accompanying statement of investments.



CLASS SPECIFIC EXPENSES - Each share of the classes represents an undivided, proportionate interest in the Portfolio. The Portfolio's class specific expenses include Shareholder Service fees, Distribution fees and certain registration fees that are in accordance with procedures adopted by the Board of Trustees regarding the offering of multiple classes of shares by open-end, management investment companies. In addition, there are differences between the classes of shares with respect to the minimum investment required and voting rights affecting each class.

                               ----------------
                                     THE
                                  MILESTONE
                                    FUNDS
                               ----------------

TREASURY OBLIGATIONS PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONT'D)
NOVEMBER 30, 1997

INCOME TAXES - It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provision has been made for federal income taxes.

INTEREST INCOME AND DIVIDENDS TO SHAREHOLDERS - Interest income is accrued as earned. Dividends to shareholders from each class of the Portfolio's net investment income are declared daily and distributed monthly. Net realized capital gains, unless offset by any available capital loss carryforwards, are distributed at least annually.

ACCOUNTING ESTIMATES - The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

ORGANIZATION COSTS - Organization costs are being amortized on a straight line basis over five years.

NOTE 2.   INVESTMENT ADVISORY AND OTHER SERVICES

Milestone Capital Management, L.P. (the 'Adviser') serves as investment adviser to the Portfolio pursuant to an investment advisory agreement with the Trust. For its services, the Adviser receives a fee at an annual rate equal to 0.10% of the average daily net assets of the Portfolio.

The Trust has adopted a Shareholder Service Plan providing that the Trust may obtain the services of the Adviser and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this plan, the

Trust has authorized the Adviser to enter into agreements pursuant to which the shareholder servicing agents perform certain shareholder services. For these services, the Adviser receives from the Trust a fee of 0.25%, 0.05%, 0.25% and 0.25% of the average daily net assets of the Investor Shares, Institutional Shares, Service Shares and Premium Shares, respectively. The Adviser pays the shareholder servicing agents up to these amounts with respect to shares owned by investors for which the shareholder servicing agents maintain a servicing relationship pursuant to the Shareholder Servicing Agreement. For the year ended November 30, 1997, the Adviser waived $101,822 of its shareholder servicing fee for the Institutional Shares.

The Trust has adopted a Distribution Plan for the Service Shares and the Premium Shares. The plan provides that the Portfolio may finance activities which are primarily intended to result in the sale of the Service and Premium Shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and payments to dealers who enter into agreements with the Trust or Underwriter. Pursuant to this plan, the Portfolio may

                               ----------------
                                     THE
                                  MILESTONE
                                    FUNDS
                               ----------------

TREASURY OBLIGATIONS PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONT'D)
NOVEMBER 30, 1997

incur distribution expenses related to the sale of the Service and Premium Shares of up to 0.25% and 0.35% of the average daily net assets of the Service and Premium Shares, respectively. The plan will only make payment for expenses actually incurred on a first-in, first-out basis. The plan may carry forward for an unlimited number of years any unreimbursed expenses. As of November 30, 1997, there were no unreimbursed expenses payable by the Trust. For the year ended November 30, 1997, the Portfolio incurred 0.06% and 0.21% of these distribution expenses for the Service and the Premium Shares, in the amounts of $61,445 and $113,545, respectively.

MGF Service Corp. acts as the Trust's transfer agent and dividend disbursing agent. Midwest Group Financial Services, Inc. (the 'Underwriter') serves as the statutory underwriter of the Portfolio's shares pursuant to an Underwriting Agreement with the Trust. The Underwriter is an affiliate of the Trust's transfer agent. The Underwriter is reimbursed for all costs and expenses incurred in this capacity but receives no further compensation for its services under the Underwriting Agreement.

                               ----------------
                                     THE
                                  MILESTONE
                                    FUNDS
                               ----------------

TREASURY OBLIGATIONS PORTFOLIO
INDEPENDENT AUDITORS' REPORT
NOVEMBER 30, 1997
THE BOARD OF TRUSTEES AND SHAREHOLDERS
TREASURY OBLIGATIONS PORTFOLIO OF THE MILESTONE FUNDS

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of the Treasury Obligations Portfolio of The Milestone Funds as of November 30, 1997, and the related statement of operations and changes in net assets for the year then ended, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial statements and the financial highlights of the fund for the year ended November 30, 1996 and for the period December 30, 1994 (commencement of operations) through November 30, 1995 were audited by other auditors whose report, dated January 14, 1997, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Treasury Obligations Portfolio of The Milestone Funds, as of November 30, 1997, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with generally accepted accounting principles.

Deloitte & Touche, LLP
New York, New York
December 24, 1997

                               ----------------
                                     THE
                                  MILESTONE
                                    FUNDS
                               ----------------

                                   Adviser
   -----------------------------------------------------------------------
                      Milestone Capital Management, L.P.
                               One Odell Plaza
                              Yonkers, NY 10701

                         Underwriter / Transfer Agent
   -----------------------------------------------------------------------
          Midwest Group Financial Services, Inc. / MGF Service Corp.
                                P.O. Box 5354
                          Cincinnati, OH 45201-5354
                                 800-363-7660

                                Primary Dealer
   -----------------------------------------------------------------------
                           Bear, Stearns & Co. Inc.
                               245 Park Avenue
                              New York, NY 10167

                          Administrator / Custodian
   -----------------------------------------------------------------------
                             The Bank of New York
                             90 Washington Street
                              New York, NY 10286

                                Legal Counsel
   -----------------------------------------------------------------------
               Kramer, Levin, Naftalis, Nessen, Kamin & Frankel
                               919 Third Avenue
                              New York, NY 10022

                           Independent Accountants
   -----------------------------------------------------------------------
                            Deloitte & Touche LLP
                          Two World Financial Center
                              New York, NY 10281


                  This report is authorized for distribution only to current shareholders and to others who have received a copy of The Milestone Funds prospectus.

                             The Milestone Funds
                   One Odell Plaza, Yonkers, New York 10701
                                 800-941-MILE

                                     PART C
                                OTHER INFORMATION


Item 24.  Financial Statements and Exhibits.

          (a)  Financial Statements.

               Included in the Prospectus (Part A):

                         None

               Included in the Statement of Additional Information (Part B):


                    Audited Statement of Investments; Statement of Changes in Net Assets; Statement of Assets and Liabilities; and Statement of Operations for the period ended November 30, 1997; Notes to Financial Statements; Report of Independent Auditors.


          (b)  Exhibits:

               EX-99.B1.                Copy of Trust Instrument dated July 14,
                                        1994, as amended and restated December
                                        1, 1994 (filed as Exhibit 1 to
                                        Pre-effective Amendment No. 3 dated
                                        December 5, 1994 ("Pre-effective 3"), to
                                        Registrant's Registration Statement on
                                        Form N-1A filed on July 14, 1994 (File
                                        No. 33-81574) ("Registration Statement") and incorporated herein by reference).*

               EX-99.B2.                Copy of Bylaws dated July 14, 1994, as
                                        amended and restated December 1, 1994
                                        (filed as Exhibit 2 to Pre-effective 3
                                        and incorporated herein by reference).*

               EX-99.B3.                Inapplicable.

               EX-99.B4.                Inapplicable.

               EX-99.B5.                Form of Investment Advisory Agreement to
                                        be between Registrant and Milestone
                                        Capital Management L.P.*

               EX-99.B6.           (a)  Revised Form of Distribution
                                        Agreement to be between Registrant and

                                        Forum Financial Services, Inc. (filed as
                                        Exhibit 6(a) to Pre-effective Amendment
                                        No. 1, dated September 16, 1994
                                        ("Pre-effective 1"), to Registrant's
                                        Registration Statement and incorporated
                                        herein by reference).*

                                   (b)  Form of Co-distribution Agreement to be
                                        between Registrant and Bear, Stearns &
                                        Co. Inc. (filed as Exhibit 6(b) to
                                        Pre-effective Amendment No. 2 to
                                        Registrant's Registration Statement
                                        ("Pre-effective 2") and incorporated
                                        herein by reference).*

                                   (c)  Form of Primary Dealer Agreement to be
                                        between Forum Financial Services, Inc.
                                        and Bear, Stearns & Co. Inc.*

                                   (d)  Form of Underwriting Agreement to be
                                        between Registrant and Fund/Plan Broker
                                        Services, Inc. (filed as Exhibit 6(d) to
                                        Post-Effective Amendment No. 3 dated
                                        February 23, 1996 ("Post-Effective 3"),
                                        to Registrant's Registration Statement
                                        and incorporated herein by reference).*


                                   (e)  Form of Underwriting Agreement to be
                                        between Registrant and CW Fund
                                        Distributors, Inc. formerly known as
                                        Midwest Group Financial Services, Inc.
                                        (filed as Exhibit 6(e) to Post-Effective
                                        Amendment No. 4 dated April 30, 1996,
                                        ("Post-Effective 4"), to Registrant's
                                        Registration Statement and incorporated
                                        by reference).*

                                   (f)  Form of Selected Dealer Agreement to be
                                        between CW Fund Distributors, Inc.
                                        formerly known as Midwest Group
                                        Financial Services, Inc. and selected
                                        dealers (filed as Exhibit 6(f) to
                                        Post-Effective 4 and incorporated herein by reference).*


            EX-99.B7.                   Inapplicable.

            EX-99.B8.              (a)  Form of Custodian Agreement (filed as
                                        Exhibit 8 to Pre-effective 2 and
                                        incorporated herein by reference).*

                                   (b)  Form of Custodian Agreement to be

                                        between Registrant and The Bank of New
                                        York (filed as Exhibit 8(b) to
                                        Post-Effective 3 and incorporated herein by reference).*

            EX-99.B9.              (a)  Revised Form of Administration Agreement
                                        to be between Registrant and Forum
                                        Financial Services, Inc. (filed as
                                        Exhibit 9(a) to Pre-effective 1 and
                                        incorporated herein by reference).*

                                   (b)  Revised Form of Transfer Agency
                                        Agreement to be between Registrant and
                                        Forum Financial Corp. (filed as Exhibit
                                        9(b) to Pre-effective 1 and incorporated herein by reference).*

                                   (c)  Revised Form of Fund Accounting
                                        Agreement with Forum Financial Corp.
                                        (filed as Exhibit 9(c) to Pre-effective
                                        1 and incorporated herein by
                                        reference).*

                                   (d)  Form of Client Services Agreement to be
                                        between Milestone Capital Management,
                                        L.P. and Bear, Stearns & Co. Inc. (filed as Exhibit 9(d) to Pre-effective 2 and incorporated herein by reference).*

                                   (e)  Form of Administration Agreement to be
                                        between Registrant and The Bank of New
                                        York (filed as Exhibit 9(e) to
                                        Post-Effective 3 and incorporated herein by reference).*

                                   (f)  Form of Transfer Agency Agreement to be
                                        between Registrant and Fund/Plan
                                        Services, Inc. (filed as Exhibit 9(f) to
                                        Post-Effective 3 and incorporated herein by reference).*

                                   (g)  Form of Accounting Agreement to be
                                        between Registrant and The Bank of New
                                        York (filed as Exhibit 9(g) to
                                        Post-Effective 3 and incorporated herein by reference).*

                                   (h)  Form of Cash Management Agreement to be
                                        between Registrant and The Bank of New
                                        York (filed as Exhibit 9(h) to
                                        Post-Effective 3 and incorporated herein by reference).*



                                   (i)  Form of Transfer, Dividend Disbursing,
                                        Shareholder Service and Plan Agency
                                        Agreement to be between the Registrant
                                        and Countrywide Fund Services, Inc.
                                        formerly known as MGF Service Corp.
                                        (filed as Exhibit 9(i) to Post-Effective
                                        4 and incorporated herein by reference).

            EX-99.B10.                  Opinion of Counsel, Kramer, Levin,
                                        Naftalis & Frankel (filed as Exhibit 10
                                        to Pre-effective 3 and incorporated
                                        herein by reference).*

            EX-99.B11.             (a)  Consent of Independent Auditors,
                                        Deloitte & Touche (filed herewith).


                                   (b)  Consent of Legal Counsel, Kramer Levin
                                        Naftalis & Frankel (filed
                                        herewith).

            EX-99.B12.                  Inapplicable.

            EX-99.B13.                  Investment Representation letter (filed
                                        as Exhibit 13 to Pre-effective 3 and
                                        incorporated herein by reference).*

            EX-99.B14.                  Inapplicable.


            EX-99.B15.             (a)  Rule 12b-1 Plan for the Service Shares
                                        of the Registrant (filed as Exhibit
                                        15(a) to Post-Effective 6 and
                                        incorporated herein by reference).*

                                   (b)  Rule 12b-1 Plan for the Premium Shares
                                        of the Registrant (filed as Exhibit
                                        15(b) to Post-Effective 6 and
                                        incorporated herein by reference).*

            EX-99.B16.                  Schedule of computation of performance
                                        quotations (filed herewith).


            EX-27.B17.             (a)  Financial Data Schedule - Treasury
                                        Obligations Portfolio - Institutional
                                        Shares (filed herewith).

                                   (b)  Financial Data Schedule - Treasury

                                        Obligations Portfolio - Investor Shares
                                        (filed herewith).


                                   (c)  Financial Data Schedule - Treasury
                                        Obligations Portfolio - Financial Shares
                                        (filed herewith).

                                   (d)  Financial Data Schedule - Treasury
                                        Obligations Portfolio - Service Shares
                                        (filed herewith).

                                   (e)  Financial Data Schedule - Treasury
                                        Obligations Portfolio - Premium Shares
                                        (filed herewith).


            EX-99.B18.                  Multiclass Plan adopted June 14, 1995
                                        pursuant to Rule 18f-3 under the 1940
                                        Act.*

          Other Exhibits:

            EX-99.B(A)                 Power of Attorney, Janet Tiebout Hanson,
                                        Chairman and President (filed as Exhibit
                                        A to Pre-effective 2 and incorporated
                                        herein by reference).*


            EX-99.B(B)                  Power of Attorney, Dort A. Cameron III,
                                        Trustee (filed as Exhibit B to
                                        Pre-effective 2 and incorporated herein
                                        by reference).*

            EX-99.B(C)                  Inapplicable.


            EX-99.B(D)                  Power of Attorney, Karen S. Cook,
                                        Trustee (filed as Exhibit D to
                                        Pre-effective 3 and incorporated herein
                                        by reference).*

            EX-99.B(E)                  Power of Attorney, Anne Brown Farrell,
                                        Trustee (filed as Exhibit E to
                                        Pre-effective 3 and incorporated herein
                                        by reference).*

            EX-99.B(F)                  Power of Attorney, John D. Gilliam,
                                        Trustee (filed as Exhibit F to
                                        Pre-effective 3 and incorporated herein
                                        by reference).*

*    Previously filed.

Item 25.  Persons Controlled by or Under Common Control with Registrant.

                  None.


Item 26.  Number of Holders of Securities as of  March 6, 1998.


          Title of Class of Shares of Beneficial Interest      Number of Holders
          -----------------------------------------------      -----------------

          The Milestone Funds
          Treasury Obligations Portfolio

                   Institutional Shares                                 189
                   Investor Shares                                       93
                   Financial Shares                                       3
                   Service Shares                                         4
                   Premium Shares                                         1


Item 27.  Indemnification.

          Section 10.01 of the Registrant's Trust Instrument provides that a Trustee, when acting in such capacity, will not be personally liable to any person other than the Trust or Shareholders for any act, omission or obligation of the Trust or any Trustee. Section 10.01 also provides that a Trustee, when acting in such capacity, will not be liable to the Trust or to Shareholder except for acts or omissions constituting willful misfeasance, bad faith, gross negligence or reckless disregard of the Trustee's duties under the Trust Instrument.

          The general effect of Section 10.02 of the Registrant's Trust Instrument is to indemnify existing or former trustees and officers of the Trust to the fullest extent permitted by law against liability and expenses. There is no indemnification if, among other things, any such person is adjudicated liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, Section
          10.02 also provides that the Trust may obtain insurance coverage for the indemnification rights provided for Section 10.02.

          The foregoing description of the limitation of liability, indemnification and insurance provisions of the Trust Instrument is modified in its entirety by the provisions of Article X of the Trust Instrument contained in this Registration Statement as Exhibit 1 and incorporated herein by reference.

          Insofar as indemnification for liability arising under the Securities Act of 1933 (the "1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 28.  Business and Other Connections of Investment Advisers.

          The description of Milestone Capital Management L.P. under the caption "Management of the Trust The Adviser" and "Management - Investment Adviser" in the Prospectus and Statement of Additional Information, constituting certain of Parts A and B, respectively, of this Registration Statement, are incorporated by reference herein.


          The address of Milestone Capital Management L.P. is One Executive Boulevard, Yonkers, New York 10701. The General Partner of Milestone Capital Management L.P. is Milestone Capital Management Corp. The principal shareholder of Milestone Capital Management Corp. is Janet Tiebout Hanson. The following are the partners and executive officers of Milestone Capital Management L.P., including any business connections of a substantial nature which they have had in the past two years.


     Janet Tiebout Hanson, President, Chief Executive Officer, and Chief
               Investment Officer


          President and Chief Executive Officer of Milestone Capital Management Corp., One Executive Boulevard, Yonkers, New York 10701. From September 1993 to May 1994, Ms. Hanson was Managing Director of the Hanson Consulting Group, Ltd., 38 Forest Lane, Bronxville, New York 10708. From October 1991 to August 1993, she was Vice President of Goldman Sachs & Co., 85 Broad Street, New York, New York 10004.


     Elizabeth C. Cameron, Limited Partner

          Laboratory Assistant, New York Medical Hospital Medical Genetics

          Laboratory. From May 1968 to June 1970, Ms. Cameron was a banker with State Street Bank & Trust.

     Sarah Brooke Cameron, Limited Partner

          Film Maker, Brilliant Mistakes Production, 42 Bond St., 6th Floor, New York, New York 10012. From November 1993 to July 1995, Ms. Cameron was a film maker for 2637 Cinema LLC, 7 East 85th Street, New York, New York 10028. From May 1993 to November 1993, Ms. Cameron was a film maker for Waynes World, 555 Melrose Avenue, Hollywood, California 90038. From September 1992 to March 1993, Ms. Cameron was a film maker for CIC Video UK, London, England.

     Eliza Lindsay Cameron, Limited Partner

          Student, Rippowam Cisqua School, Bedford, New York 10506.

     Jeffrey R. Hanson, Chief Operating Officer

          Managing Director of the Hanson Consulting Group, 38 Forest Lane, Bronxville, New York 10708.

     Michael Minikes, Trustee

          Senior Managing Director and Treasurer of The Bear Stearns Companies, Inc., 245 Park Avenue, New York, New York, 10167.



     Marc H. Pfeffer, Chief Investment Officer

          Senior Portfolio Manager, Milestone Capital Management, L.P. From 1993 to December 1994, Mr. Pfeffer was a vice-president in the Asset Management Division of Goldman Sachs & Co., 85 Broad Street, New York, New York 10004.

Item 29.  Principal Underwriters.


          (a) CW Fund Distributors, Inc. formerly known as Midwest Group Financial Services, Inc., the Registrant's underwriter, serves as underwriter to the Registrant.


          (b)  Not applicable.

          (c)  Not applicable.

Item 30.   Location of Books and Records.

          The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 (the "1940 Act") and the Rules thereunder are maintained at the offices of The Bank of New York, 90 Washington Street, New York, New York 10286. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant's custodian, as listed under "Other Information - Custodian" in Part B to this Registration Statement.

Item 31.  Management Services.

          Inapplicable.

Item 32.  Undertakings.

          Registrant undertakes to:

          (i) contain in its Trust Instrument or Bylaws provisions for assisting shareholder communications and for the removal of trustees substantially similar to those provided for in Section 16(c) of the 1940 Act, except to the extent such provisions are mandatory or prohibited under applicable Delaware law;

          (ii) furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders relating to the portfolio or class thereof to which the prospectus relates upon request and without charge.

SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York on the 26th day of March, 1998.


                                  THE MILESTONE FUNDS

                                  By:      /s/ Janet Tiebout Hanson
                                           ------------------------------------
                                           Janet Tiebout Hanson, President


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registrant's Registration Statement has been signed below by the following persons on the 26th day of March, 1998.


                  Name                          Title                Date
                  ----                          -----                ----

/s/ Dort A. Cameron III                         Trustee             3/26/98
--------------------------------
(Dort A. Cameron III)


/s/ Michael Minikes                             Trustee             3/26/98
--------------------------------
(Michael Minikes)


/s/ Karen S. Cook                               Trustee             3/26/98
--------------------------------
(Karen S. Cook)


/s/ Anne Brown Farrell                          Trustee             3/26/98
--------------------------------
(Anne Brown Farrell)


/s/ John D. Gilliam                             Trustee             3/26/98
--------------------------------
(John D. Gilliam)


/s/  Allen Lee Sessoms                          Trustee             3/26/98
--------------------------------
(Allen Lee Sessoms)


/s/ Jeffrey R. Hanson                           Secretary           3/26/98
--------------------------------
(Jeffrey R. Hanson)

                                Index to Exhibits

Exhibit


EX-99.B11(a)  Consent of Independent Auditors,  Deloitte & Touche.

EX-99.B11(b)  Consent of Legal Counsel, Kramer, Levin, Naftalis & Frankel.

EX-99.B16     Schedule of Computation of Performance Quotations.

EX-27(a) Financial Data Schedule - Treasury Obligations Portfolio - Institutional Shares.

EX-27(b) Financial Data Schedule - Treasury Obligations Portfolio - Investor Shares.


EX-27(c) Financial Data Schedule - Treasury Obligations Portfolio - Financial Shares.

EX-27(d) Financial Data Schedule - Treasury Obligations Portfolio - Service Shares.

EX-27(e) Financial Data Schedule - Treasury Obligations Portfolio - Premium Shares.